UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-3857


                         AMERICAN FUNDS INSURANCE SERIES
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: December 31, 2003

                     Date of reporting period: June 30, 2003





                                 Chad L. Norton
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                              515 S. Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

[Two-lane dirt road in the country side]

AMERICAN FUNDS INSURANCE SERIES

Semi-annual report for the six months ended June 30, 2003

AMERICAN FUNDS INSURANCE SERIES

American Funds Insurance Series(R) is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company. For more than seven decades, Capital Research has invested with a long-term focus based on thorough research and attention to risk.

                                                Returns for periods ended June 30, 2003
                                                   Cumulative total returns                   Annualized total returns
Page                                                6 months        1 year          5 years           10 years         Lifetime
14       Global Discovery
       Fund (since 7/5/01)           Class 1         +15.98%         +2.87%               --               --            -7.81%
                                     Class 2         +15.86          +2.55                --               --            -8.04
16     Global Growth
       Fund (since 4/30/97)          Class 1         +10.89          +2.91            +4.12%               --            +7.70
                                     Class 2         +10.70          +2.72            +3.86                --            +7.44
20       Global Small
       Capitalization
       Fund (since 4/30/98)          Class 1         +18.46          -0.71            +7.70                --            +6.48
                                     Class 2         +18.31          -0.91            +7.44                --            +6.22
23       Growth Fund
       (since 2/8/84)                Class 1         +18.48          +8.39            +7.02            +13.61%          +14.54
                                     Class 2         +18.32          +8.10            +6.76            +13.32           +14.23
26       International Fund
       (since 5/1/90)                Class 1          +6.60          -6.56            +0.68             +8.20            +7.39
                                     Class 2          +6.51          -6.79            +0.43             +7.92            +7.12
29       New World Fund
       (since 6/17/99)               Class 1         +12.09          +4.34                --               --            +1.35
                                     Class 2         +11.90          +4.03                --               --            +1.09
32       Blue Chip Income
       and Growth Fund
       (since 7/5/01)                Class 1         +12.27          -3.55                --               --            -9.51
                                     Class 2         +12.01          -3.82                --               --            -9.77
34       Growth-Income
       Fund (since 2/8/84)           Class 1         +13.64          +1.01            +4.07            +11.39           +13.03
                                     Class 2         +13.46          +0.75            +3.81            +11.10           +12.70
38       Asset Allocation
       Fund (since 8/1/89)           Class 1          +9.86          +0.25            +2.03             +8.74            +8.97
                                     Class 2          +9.66         - 0.05            +1.76             +8.45            +8.67
45       Bond Fund
       (since 1/2/96)                Class 1          +8.98         +15.06            +6.03               --             +6.67
                                     Class 2          +8.89         +14.88            +5.78               --             +6.42
54       High-Income
       Bond Fund
       (since 2/8/84)                Class 1         +17.88         +28.07            +4.33             +7.11           +10.62
                                     Class 2         +17.78         +27.74            +4.07             +6.82           +10.23
61       U.S. Government/
       AAA-Rated
       Securities Fund               Class 1          +2.68          +8.19            +6.93             +6.28            +7.87
       (since 12/2/85)               Class 2          +2.53          +7.88            +6.67             +6.00            +7.53

65       Cash Management
       Fund(1)since 2/8/84)          Class 1          +0.39          +1.03            +3.73             +4.22            +5.35
                                     Class 2          +0.29          +0.74            +3.47             +3.96            +5.04

(1) As of June 30, 2003, Cash Management Fund's annualized seven-day yield was
  0.67% for Class 1 shares and 0.42% for Class 2 shares, which more accurately reflects the fund's current earnings than do the fund's returns.

This report shows investment results for Class 1 and Class 2 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Results that encompass periods prior to that date assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares under the series' Plan of Distribution. Results discussed in the letter to investors are for Class 2 shares. The variable annuities and life insurance contracts that use the series' funds contain certain fees and expenses not reflected here.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. UNIT PRICES AND RETURNS WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Investments outside the United States, especially those in developing countries, involve additional risks, such as currency fluctuations. Small-company stocks involve additional risks, and they can fluctuate in price more than larger company stocks. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal, as more fully described in the prospectus.

FELLOW INVESTORS:

The first six months of this year was a strong period for both stocks and bonds in markets around the world. After losing value during the three previous calendar years, stock markets registered impressive gains, and bond prices continued to rise as they had throughout the bear market in stocks. Investors in American Funds Insurance Series benefited from the strong markets as all 13 variable funds in the series gained value.

For the first half of 2003, Standard and Poor's 500 Composite Index, a broad measure of U.S. stocks, gained 11.8%, while the over-the-counter Nasdaq Composite Index gained 21.5%. Citigroup Broad Investment-Grade (BIG) Bond Index gained 4.0%. The bond markets have been strong for several quarters, while the stock market registered almost all of its gains in the second quarter of 2003, making the period from April through June one of the strongest quarters in years for stocks.

The stage was set for a rebound in stocks by the passage of a major tax reform that reduced taxes on most dividends, by reports of stronger corporate profits and by a diminished uncertainty surrounding the run-up to the war in Iraq. During the same period, the Federal Reserve Board kept interest rates low and even reduced the key federal funds rate, the rate banks charge each other on overnight loans, to 1.0%, the lowest rate in 45 years. Other central banks around the world followed suit, cutting short-term rates to stimulate their economies.

Stock markets outside the United States in developed and developing markets alike rallied during the six months. The MSCI(R) EAFE(R) (Europe, Australasia, Far East) Index, a measure of international equity markets, gained 9.8%. In Europe, London's FTSE 100 gained 5.0% and Germany's DAX rose 22.0% when measured in U.S. dollars, and in Tokyo, the Nikkei 225 Stock Average gained 4.4% in U.S. dollars. Developing markets such as South Korea, Russia and India rose in value too. U.S. investors with overseas holdings benefited from a weakening dollar, which magnified the gains.

The equity funds in American Funds Insurance Series reflected the rising markets with growth-oriented funds showing the strongest returns and funds with global exposure also posting solid gains. High-Income Bond Fund, which benefited from both low interest rates and an anticipated pickup in the economy, reported the strongest returns of the fixed-income funds.

We are naturally pleased with this strong showing, especially after enduring three calendar years of declines. But we must caution our investors that the returns we witnessed during the second quarter of this year are not sustainable. We urge investors not to succumb to the siren song of outsized gains and make investing decisions based on one quarter's results. As always, it is best to stick to a thoughtful, long-term financial plan.

Going forward, an important element in sustaining the stock market's rally will be the strength of the U.S. economy, where there are reasons for optimism. Interest rates remain low, corporate profits are improving, new tax laws give businesses an incentive to invest and the recent surge in stock prices gives corporations the ability to raise money in the equity markets. Currently, however, economic recovery remains sluggish.

As we enter the second half of this year, we are watching economic activity in the United States and abroad carefully. We will continue to extensively research the companies we invest in as we construct the portfolios of the 13 funds in the series. Thank you for your interest, and we look forward to reporting to you again in six months.

Cordially,

/s/ James K. Dunton
James K. Dunton
Chairman of the Board

/s/ Donald D. O'Neal
Donald D. O'Neal
President

August 1, 2003

GLOBAL DISCOVERY FUND

GLOBAL DISCOVERY FUND rose 15.9% during the first six months of 2003, outpacing all three indexes that the fund uses as benchmarks. The S&P 500 gained 11.8%, the MSCI EAFE rose 9.8% and the Lipper Multi-Cap Growth Index rose 15.6%.

The positive results are especially gratifying because Global Discovery Fund has faced a very difficult investment environment since it was launched in July 2001, halfway through the three-year bear market in equities. From its inception, the fund has taken a conservative approach to the market, keeping a cash position as a hedge against falling prices and as a buying reserve. At the end of 2002, the fund held about 25% of its assets in cash. During the first half of this year, however, the fund's managers began putting some of the cash to work. The biggest changes in the portfolio were the increases in the transportation and financials industries.

Global Discovery Fund was created to take advantage of opportunities in the services and information industries around the world. At the end of June, the fund's largest industry holdings included semiconductors and semiconductor equipment, insurance, communications equipment and media. Stocks in several of these industries were among the leaders of the global stock market rally during the first half of this year and helped the fund record its strong gains.

OBJECTIVE: Seeks long-term growth of capital through investments in services and information industries in the United States and around the world.

SPECIAL CHARACTERISTICS: Invests primarily in securities of companies whose prospects are tied to the services and information areas of the global economy.


                                                                  Percent of
Largest individual equity securities                              net assets

AOL Time Warner                                                      3.0%
Cisco Systems                                                        2.8
American International Group                                         2.6
Gap                                                                  2.2
Capital One Financial                                                2.1
Seiko Epson                                                          2.1
Lucent Technologies                                                  2.0
Wells Fargo                                                          1.9
InterActiveCorp                                                      1.8
Nitto Denko                                                          1.8


Where the fund's assets were invested based on total net assets as of June 30, 2003

[begin pie chart]

61.9%  The Americas
11.0%  Asia/Pacific Basin
10.0%  Europe
  .8%  Other
16.3%  Cash & equivalents

[end pie chart]


The Americas
United States          60.2%
Mexico                  1.4
Canada                   .3
                       61.9

Asia/Pacific Basin
Japan                   5.7
Malaysia                1.6
South Korea             1.1
Australia               1.0
Indonesia                .9
Taiwan                   .7
                       11.0

Europe
Netherlands             3.1
United Kingdom          3.0
Germany                 2.5
Spain                    .9
Ireland                  .5
                       10.0

Other
Polynational             .8
                         .8

Cash & equivalents     16.3

Total                 100.0%

GLOBAL GROWTH FUND

GLOBAL GROWTH FUND gained 10.7% during the period, trailing the 11.5% return registered by its benchmark, the MSCI World Index. Stock markets around the world followed the lead of the United States and posted strong gains during the six-month period ended June 30. Central banks also helped by following the lead of the U.S. Federal Reserve Board and reduced interest rates. The gains in many markets were magnified by the dollar's weakness.

The U.S. economy now appears poised for recovery, but it is not certain that the economies of other nations will follow suit or that global stock markets can maintain the momentum that they gained in the first half of this year.

The fund had more of its assets invested in the United States, 25.8%, than in any other single country at the end of the period. The United Kingdom was second with 10.8%. European investments, which are spread among more than a dozen nations, accounted for 35.7%, a slight decrease from 38.0% at the end of 2002. An increase in investments in South Korea offset the decline in European investments.

Global Growth Fund's investments in media and technology contributed to the fund's gains. But holdings in consumer-oriented firms, such as Nestle, hurt the fund. The fund's results were also hurt by its investment in the Dutch food company, Koninklijke Ahold, which lost value after revealing accounting irregularities.

OBJECTIVE: Seeks growth of capital over time by investing primarily in common stocks of companies around the world.

SPECIAL CHARACTERISTICS: Can invest virtually anywhere in the world, including the United States. The fund invests company by company -- not by country or region -- relying on thorough research to find the best opportunities.


                                                                  Percent of
Largest individual equity securities                              net assets

Telekom Austria                                                       2.3%
AOL Time Warner                                                       2.1
Vodafone Group                                                        2.1
AstraZeneca                                                           1.8
Centerpulse                                                           1.8
Samsung Electronics                                                   1.6
Shionogi                                                              1.6
Taiwan Semiconductor Manufacturing                                    1.3
Orkla                                                                 1.3
Telefonica                                                            1.2

Where the fund's assets were invested based on total net assets as of June 30, 2003

[begin pie chart]

35.7%  Europe
32.6%  The Americas
17.6%  Asia/Pacific Basin
  .1%  Other countries
14.0%  Cash & equivalents

[end pie chart]


Europe
United Kingdom           10.8%
Switzerland               6.2
Germany                   4.3
Netherlands               3.2
Austria                   3.1
Norway                    2.4
Denmark                   1.3
France                    1.2
Spain                     1.2
Sweden                     .7
Other                     1.3
                         35.7

The Americas
United States            25.8
Canada                    3.0
Mexico                    2.5
Brazil                    1.3
                         32.6

Asia/Pacific Basin
Japan                     8.6
South Korea               3.9
Australia                 2.7
Taiwan                    1.6
Singapore                  .5
India                      .3
                         17.6

Other countries
South Africa               .1
                           .1

Cash & equivalents       14.0

Total                   100.0%

GLOBAL SMALL CAPITALIZATION FUND

GLOBAL SMALL CAPITALIZATION FUND enjoyed one of the best periods in recent years during the first half of this year with a gain of 18.3%.

Small company stocks were among the leaders in this year's global market rally. The over-the-counter Nasdaq rose 21.5% and the Russell 2000(R) Index rose 17.9%, while the Citigroup World Smallcap Index, a measurement of small companies around the world, gained 19.1%. Global Small Capitalization Fund trailed the global index in part because of the fund's concentration on high-quality companies around the world. Many of the companies that led the rally did not have earnings or carried heavy debt loads and, therefore, did not meet the quality restrictions of the fund. The fund's managers believe that concentrating on quality rather than chasing the current high-flying stocks will prove rewarding in the long run.

Investments in the United States constituted 50.0% of the fund's assets at the end of the period. Outside North America, the United Kingdom and South Korea represent the two largest single country concentrations. South Korean equities, reflecting the uncertainty over troubled relations with North Korea, appear undervalued and appear to offer many good opportunities.

OBJECTIVE: Seeks growth of capital over time by investing primarily in stocks of small companies around the world.

SPECIAL CHARACTERISTICS: Typically, the fund will invest at least 80% of assets in stocks of companies with market capitalization ranging from $50 million to $1.5 billion.


                                                                  Percent of
Largest individual equity securities                              net assets

Amylin Pharmaceuticals                                                3.1%
Performance Food Group                                                2.3
CarMax 1.9
Education Management                                                  1.9
PMC-Sierra                                                            1.6
School Specialty                                                      1.5
Sharper Image                                                         1.4
Medicis Pharmaceutical                                                1.3
DoubleClick                                                           1.3
LG Engineering & Construction                                         1.2


Where the fund's assets were invested based on total net assets as of June 30, 2003

[begin pie chart]

56.7%  The Americas
17.7%  Asia/Pacific Basin
15.4%  Europe
  .1%  Other countries
10.1%  Cash & equivalents

[end pie chart]


The Americas
United States           50.0%
Canada                   6.6
Brazil                    .1
                        56.7

Asia/Pacific Basin
South Korea              5.1
Hong Kong                3.0
China                    2.0
Japan                    1.8
Singapore                1.3
India                    1.2
Taiwan                   1.2
Thailand                 1.2
Australia                 .6
Philippines               .3
                        17.7

Europe
United Kingdom           6.0
Germany                  2.0
Netherlands              1.4
Belgium                  1.4
Ireland                  1.2
Sweden                   1.2
Finland                   .7
Other                    1.5
                        15.4

Other countries
Israel                    .1
                          .1

Cash & equivalents      10.1

Total                  100.0%

GROWTH FUND

GROWTH FUND rose 18.3% in the first half of 2003, a period marked by a strong upward movement in the stock market, and outpaced the 11.8% gain posted by the S&P 500. The market's rebound was led by growth-oriented stocks that had fallen from favor during the long bear market, including stocks in the media and technology industries.

Growth Fund's return was the highest earned by any fund in American Funds Insurance Series. While the fund's managers are pleased with the results, they caution investors not to expect such strong results in the future. Investors should not believe that the first half of this year marks a return to the heady days of the stock market bubble of the late 1990s, when investors routinely earned more than 20% a year.

Stocks in two of the fund's largest industry concentrations, media and semiconductors and semiconductor equipment, led Growth Fund's gains during the period. Companies in both of these industries had lost favor with investors during the bear market and their share prices fell. During the first six months of this year, however, companies such as InterActiveCorp (formerly USA Interactive) and AOL Time Warner, two of the fund's largest holdings, rebounded sharply, helping boost the fund's returns.

The stocks of oil and gas companies, which had suffered amid the uncertainty surrounding the run-up to the war with Iraq, rebounded sharply in the aftermath of the invasion. The fund's oil and gas holdings account for 3.1% of the portfolio.

OBJECTIVE: Seeks growth of capital by investing primarily in U.S. common stocks.

SPECIAL CHARACTERISTICS: Investments emphasize growth companies with the potential to provide strong earnings over the years. Can also invest in cyclical companies, companies in turnaround and companies that appear undervalued.

Where the fund's assets were invested based on total net assets as of June 30, 2003

[begin pie chart]
88.3%  Equity securities
11.7%  Cash & equivalents
[end pie chart]

                                          Percent of
Largest individual equity securities      net assets

InterActiveCorp                               4.7%
AOL Time Warner                               4.5
Viacom                                        3.8
American International Group                  3.0
Eli Lilly                                     2.2
Target                                        1.9
Altria                                        1.7
Southwest Airlines                            1.6
AT&T Wireless Services                        1.6
Carnival                                      1.6

INTERNATIONAL FUND

INTERNATIONAL FUND rose 6.5% in the first six months of this year. The fund's positive returns reflect a global rebound in stock prices. The MSCI EAFE (Europe, Australasia, Far East) Index rose 9.8% during the period. International Fund invests all of its assets outside the United States.

In Europe, which accounted for 51.4% of the fund's assets as of June 30, International Fund had investments in more than a dozen countries. Japan remained the single country with the heaviest concentration of investments, 14.4%. This is essentially unchanged from the end of 2002 when 14.8% of the fund's assets were invested in companies in Japan. Japan's Nikkei 225 Stock Average rose 4.4% when measured in U.S. dollars.

Even though it appears the U.S. economy is poised for a rebound, a stronger U.S. economy doesn't guarantee that markets elsewhere will continue to post strong gains.

During the six months, International Fund maintained a healthy cash reserve, 9.7% at the end of the period, to take advantage of dips in the market.

OBJECTIVE: Seeks growth of capital over time by investing primarily in common stocks of companies based outside the United States.

SPECIAL CHARACTERISTICS: Invests mainly in growing companies based in Europe and the Pacific Basin, ranging from small firms to large corporations.


                                        Percent of
Largest individual equity securities    net assets

Telekom Austria                             3.4%
Nestle                                      2.2
AstraZeneca                                 2.0
Richemont                                   2.0
Koninklijke Numico                          1.9
Honda Motor                                 1.7
Mediaset                                    1.7
Heineken                                    1.7
Rohm                                        1.6
Orkla                                       1.6

Where the fund's assets were invested based on total net assets as of June 30, 2003

[begin pie chart]

51.4%  Europe
26.3%  Asia/Pacific Basin
11.2%  The Americas
 1.4%  Other countries
 9.7%  Cash & equivalents

[end pie chart]


Europe
United Kingdom              9.6%
Netherlands                 9.1
France                      5.3
Switzerland                 4.8
Germany                     4.5
Austria                     3.4
Italy                       2.9
Norway                      2.7
Ireland                     2.3
Finland                     1.8
Denmark                     1.5
Spain                       1.4
Belgium                     1.3
Sweden                       .8
                           51.4

Asia/Pacific Basin
Japan                      14.4
Australia                   4.0
South Korea                 3.9
Taiwan                      2.2
India                       1.0
Other                        .8
                           26.3

The Americas
Canada                      5.2
Mexico                      3.5
Brazil                      2.5
                           11.2

Other countries
Polynational                 .9
Israel                       .5
                            1.4

Cash & equivalents          9.7

Total                     100.0%

NEW WORLD FUND

NEW WORLD FUND enjoyed a strong six months, rising 11.9% in value as stock markets in the developing as well as developed markets rose. The fund slightly surpassed its benchmark, the MSCI All Country World Free Index, which rose 11.6%.

Because New World Fund invests in companies headquartered in both developed nations as well as qualified developing nations, it was well-positioned to take advantage of the broad upswing in markets around the globe.

In the developed world, the fund has more assets invested in the United States, 12.8%, than any other country, while Mexico, with 9.0%, represents the largest concentration of assets among qualified developing countries. In the past, the economic fate of developing nations, such as India, the largest holding in the Asia/Pacific Basin, was often tied to the U.S. economy. But in recent years, qualified developing countries such as India, Russia and China, among others, have shown an ability to generate growth that is not directly tied to the fortunes of the developed world.

During the first six months of this year, New World Fund's investment concentration changed little with Asia and Europe accounting for 29.9% and 22.5% of assets, respectively. Non-U.S. bonds, which play a key role in the fund by providing diversification and liquidity, accounted for 14.7%, of the assets.

OBJECTIVE: Seeks long-term growth of capital by investing primarily in stocks and bonds with significant exposure to countries that have developing economies and/or markets.

SPECIAL CHARACTERISTICS: The fund will invest not only in securities of issuers based in qualified developing countries, but also in equity securities of issuers based in the developed world with significant assets or revenues attributable to developing countries, as well as bonds offering exposure to developing countries.


                                                                  Percent of
Largest individual equity securities                              net assets

Coca-Cola                                                             2.6%
Avon Products                                                         2.2
Housing Development Finance                                           2.0
Sylvan Learning Systems                                               1.5
Vale do Rio Doce                                                      1.4
Samsung Electronics                                                   1.4
Votorantim Celulose e Papel                                           1.3
Suzuki Motor                                                          1.3
Phelps Dodge                                                          1.3
EMBRAER - Empresa Brasileira de Aeronautica                           1.3

Where the fund's assets were invested based on total net assets as of June 30, 2003

[begin pie chart]

35.6%  The Americas
29.9%  Asia/Pacific Basin
22.5%  Europe
 2.0%  Other countries
10.0%  Cash & equivalents

[end pie chart]


The Americas
United States             12.8%
Mexico                     9.0
Brazil                     8.6
Panama                     1.8
Chile                      1.2
Peru                       1.1
Other                      1.1
                          35.6

Asia/Pacific Basin
India                      6.5
South Korea                5.9
Philippines                4.4
Japan                      2.8
Hong Kong                  2.6
China                      2.3
Taiwan                     1.3
Thailand                   1.2
Indonesia                   .9
Singapore                   .9
Malaysia                    .6
Australia                   .5
                          29.9

Europe
Russia                     4.4
United Kingdom             3.6
Netherlands                1.8
Turkey                     1.6
Spain                      1.6
Ireland                    1.2
Hungary                    1.1
Portugal                   1.1
France                     1.1
Switzerland                1.0
Denmark                     .9
Poland                      .9
Austria                     .8
Norway                      .8
Croatia                     .6
                          22.5

Other countries
Israel                     1.2
South Africa                .8
                           2.0

Cash & equivalents        10.0

Total                    100.0%

BLUE CHIP INCOME AND GROWTH FUND

BLUE CHIP INCOME AND GROWTH FUND rose 12.0% as the value of large, well-known companies increased during the strong market rally in the second quarter of this year. The fund's benchmark index, the S&P 500, gained 11.8% during the first six months of 2003.

Blue Chip Income and Growth Fund is designed to offer investors the highest quality portfolio of stocks in American Funds Insurance Series and to provide both income and the opportunity for growth over time. Unfortunately, the fund was launched in July 2001, about halfway through the long bear market. This marks the fund's first full fiscal period with positive results.

We believe our philosophy of investing only in top-quality companies is sound and will be rewarding over time. We are gratified that so many individual investors share our confidence. Since its inception, almost two years ago, the fund has grown to just under $1 billion in assets.

The fund's holdings changed little during the six-month period. Pharmaceuticals, computers and peripherals, and oil and gas are still major holdings.

OBJECTIVE: Seeks to produce dividend income exceeding the average yield on the S&P 500 and provide an opportunity for growth of principal.

SPECIAL CHARACTERISTICS: Invests primarily in securities of well-established, high-quality U.S. companies.

Where the fund's assets were invested based on total net assets as of June 30, 2003

[begin pie chart]

86.3%  U.S. equities
 5.3%  Non-U.S. equities
 8.4%  Cash & equivalents

[end pie chart]


                                          Percent of
Largest individual equity securities      net assets

Fannie Mae                                    4.3%
Target                                        3.5
J.P. Morgan Chase                             2.9
General Motors                                2.7
General Electric                              2.7
International Business Machines               2.6
Unilever                                      2.6
Hewlett-Packard                               2.6
Lowe's Companies                              2.4
ChevronTexaco                                 2.4

GROWTH-INCOME FUND

GROWTH-INCOME FUND gained 13.5% during the six months ended June 30, outpacing the 11.8% increase in the S&P 500.

The period marked a return to positive territory for Growth-Income Fund, the largest fund in American Funds Insurance Series, after declining in 2002 for only the second calendar year in its 19-year history. The fund weathered the downturn in the stock market, which began in March 2000, well. Over the past three years, Growth-Income Fund was essentially flat, gaining 0.1%, while the S&P 500, its benchmark index, lost a total of 30.0%. The fund has now outpaced the S&P 500 over three-, five- and ten-year periods.

After hitting a low point last October, the stock market began to rebound. The rebound sputtered in the first quarter of this year but roared ahead during the second quarter. Many of the stocks that had fallen from favor, especially those of smaller companies, led the way. The over-the-counter Nasdaq rose 21.5% during the six months. Larger, well-known companies, such as those found in Growth-Income Fund's portfolio, didn't keep pace, but the fund still managed a robust return.

The U.S. economy appears poised for recovery. Tax cuts, low interest rates and solid profits seem to have set the stage for a stronger economy. Against that backdrop, the fund's investment professionals made only slight alterations to the portfolio during the six-month period.

Oil and gas remains the largest industry holding at 6.4% of the portfolio and pharmaceuticals is the second largest holding. The managers also raised the cash position to 14.4% from 12.3%. The larger cash position acts as both a buying reserve and a cushion against falling prices.

OBJECTIVE: Seeks capital growth and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.

SPECIAL CHARACTERISTICS: Designed for investors seeking both capital appreciation and income; the fund invests in companies across a wide range of U.S. industries.

Where the fund's assets were invested based on total net assets as of June 30, 2003

[begin pie chart]

85.6%  Equity securities
14.4%  Cash & equivalents

[end pie chart]


                                      Percent of
Largest individual equity securities  net assets

J.P. Morgan Chase                         2.5%
Petro-Canada                              1.8
Avon Products                             1.5
General Electric                          1.4
Eli Lilly                                 1.3
Lowe's Companies                          1.3
Cisco Systems                             1.2
Altria                                    1.2
AOL Time Warner                           1.2
American International Group              1.2

ASSET ALLOCATION FUND

ASSET ALLOCATION FUND gained 9.7% with the fund's holdings in both bonds and stocks contributing to the positive results. The gains are midway between the 11.8% returns posted by stocks, as measured by the S&P 500, and the 4.0% gains generated by bonds, as measured by Citigroup Broad Investment-Grade (BIG) Bond Index.

The fund is designed to take advantage of opportunities by allocating its assets among stocks, bonds and cash, according to where the best opportunities are found. The six-month period offered a good example of how the fund's design can aid investors. Earlier this year, the fund's managers began laying the groundwork for gains by lowering the cash position and increasing investments in equities. At the end of 2002, the fund held 15.9% in cash, and at June 30, the cash position had decreased to 12.3%. During the same period, exposure to equities increased from 56.6% to 61.6%. Fixed-income holdings declined only marginally.

The strong gains in the stock market captured the headlines and certainly contributed to the fund's gains, but Asset Allocation Fund's fixed-income holdings also contributed. Bond prices continued to rise during the period as interest rates remained low. Near the end of the second quarter, the Federal Reserve Board lowered its benchmark federal funds rate, the rate banks charge each other for overnight loans, to 1.0%, the lowest rate in 45 years.

The fund's holdings in high-yield bonds, while relatively small, also contributed to the positive results. High-yield bonds had suffered last year in the wake of several high-profile bankruptcies, such as Enron and WorldCom. But the combination of low interest rates and prospects for a stronger economy helped boost prices of high-yield bonds.

OBJECTIVE: Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Where the fund's assets were invested based on total net assets as of June 30, 2003

[begin pie chart]

61.6%  Stocks & convertible securities
  .2%  Municipal securities
  .1%  Non-U.S. governments/agencies
12.3%  Cash & equivalents
16.5%  Corporate bonds
 4.0%  Mortgage-backed securities
 3.0%  U.S. Treasury bonds & notes
 2.3%  Asset-backed obligations

[end pie chart]


                                                                  Percent of
Largest individual equity securities                              net assets

CenturyTel                                                            2.3%
Carnival                                                              2.3
Eli Lilly                                                             2.3
J.P. Morgan Chase                                                     2.2
Petro-Canada                                                          2.1
ALLTEL                                                                2.0
Bristol-Myers Squibb                                                  1.8
General Electric                                                      1.8
Unilever                                                              1.7
ChevronTexaco                                                         1.7

BOND FUND

BOND FUND grew 8.9% during the first half of this year, helped by low interest rates and a strong market for high-yield bonds. The fund outpaced its benchmark index, the Citigroup Broad Investment-Grade (BIG) Bond Index, which rose 4.0%.

Low interest rates helped the fixed-income market during the period. But the belief that inflation would remain low and economic growth would be restrained also contributed as investors felt confident that the Federal Reserve Board wouldn't soon reverse course and boost rates.

U.S. government bonds were among the leaders during the period, but prices of investment-grade corporate bonds, which make up 35.0% of the fund's portfolio, also rose as interest rates remained low. The fund was also helped by its high-income holdings, which accounted for 20.1% of the fund's assets at the end of the period. High-income bond prices were boosted by low rates and prospects for an improving economy. The rate of defaults in the high-income market, which had risen with the high-profile bankruptcies of Enron and WorldCom, has fallen, restoring investor confidence.

Not all the fund's investments kept pace, however. The fund's holdings of mortgage-backed securities were hurt as interest rates fell and homeowners refinanced and paid off higher rate mortgages.

OBJECTIVE: Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.

Where the fund's assets were invested based on total net assets as of June 30, 2003

[begin pie chart]

48.8%  Corporate bonds
 1.8%  Non-U.S. government obligations
  .7%  Municipal securities
24.4%  Cash & equivalents
 9.2%  U.S. Treasury bonds & notes
 5.8%  Mortgage-backed obligations
 4.4%  Equity securities
 2.5%  Federal agency obligations
 2.4%  Asset-backed obligations

[end pie chart]


                                                                  Percent of
Largest holdings (by issuer)                                      net assets

U.S. Treasury bonds & notes                                           9.2%
Fannie Mae                                                            1.9
Freddie Mac                                                           1.9
Government National Mortgage Association                              1.6
Sprint                                                                1.4
Ford Motor                                                            1.2
General Motors                                                        1.1
AT&T Wireless Services                                                1.1
HCA                                                                    .9
Delhaize "Le Lion"                                                     .8

HIGH-INCOME BOND FUND

HIGH-INCOME BOND FUND enjoyed one of the strongest periods in its history during the six months ended June 30, gaining 17.8%. That was slightly ahead of the 17.3% gain recorded by the Credit Suisse First Boston High Yield Bond Index, the fund's benchmark. The six months was a rare period when the main factors that influence high-yield bond prices -- interest rates, the economic outlook and prospects for inflation -- came together to boost the prices of high-income securities. A decline in the number of high-profile bankruptcies also helped.

During the period, interest rates continued to fall, hitting their lowest level in decades. Investors who wanted a higher return looked to high-income bonds, and the resulting increase in demand fueled higher prices.

The prices of high-income bonds also depend on the health of the businesses issuing the securities and the nation's economic health. During the first half of this year, high corporate profits, the passage of a major tax cut and the continuation of low interest rates created a favorable business climate, and prices of high-income bonds rose. The decline in the default rate among issuers of high-income bonds also helped by restoring investor confidence. The default rate had risen with the high-profile bankruptcies of Enron and WorldCom.

During the first half of 2003, the fund was helped by its holdings in wireless technology and utilities, two industries hurt by the accounting scandals and the bursting of the Internet bubble. The fund's holdings of cyclical industries, such as chemicals and metals, did not do as well and reduced the fund's gains.

OBJECTIVE: Seeks to provide a high level of current income with capital preservation as a secondary goal.

Where the fund's assets were invested based on total net assets as of June 30, 2003

[begin pie chart]

68.2%  Corporate bonds
13.3%  Cash & equivalents
15.6%  Equity securities
 1.3%  Non-U.S. government obligations
  .8%  U.S. Treasury bonds & notes
  .4%  Asset-backed obligations
  .4%  Municipal securities

[end pie chart]


                                    Percent of
Largest holdings (by issuer)        net assets

Nextel Communications                   2.8%
Dobson Communications                   2.3
Crown Castle International              2.3
American Tower                          2.3
Solectron                               2.2
Allied Waste Industries                 1.6
Edison International                    1.6
SpectraSite                             1.5
Sprint                                  1.4
J.C. Penney                             1.3

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND gained 2.5% during the first half of this year, a solid return in a period of falling interest rates, and in line with the 2.7% return generated by the fund's benchmark, Citigroup
Treasury/Government Sponsored/Mortgage Index.

Investments in U.S. Treasury bonds, which constituted 25.9% of assets at the end of the period, helped the fund's results. The value of U.S. government securities rose as interest rates declined -- the benchmark federal funds rate was cut to its lowest point in 45 years in late June. Inflation, which can undermine the price of bonds, remained low during the period, and investors appear confident that a widespread increase in prices won't occur in the near future.

The low interest rates were not a complete boon to U.S. Government/AAA-Rated Securities Fund, however. With interest rates low, millions of homeowners refinanced their mortgages, paying off existing home loans in the process. These holdings lost value as homeowners replaced their higher yielding obligations with new, lower yielding mortgages.

OBJECTIVE: Seeks to provide a high level of current income and preservation of capital.

SPECIAL CHARACTERISTICS: The fund is designed for investors who want income and more price stability than offered by stocks and high-yield bonds.

Where the fund's assets were invested based on total net assets as of June 30, 2003

[begin pie chart]

29.3%  Federal agency mortgage pass-through obligations
 4.6%  Private issue collateralized mortgage obligations
 4.5%  Other bonds
 4.0%  Federal agency collateralized mortgage obligations
25.9%  U.S. Treasury bonds & notes
12.1%  Asset-backed obligations
 8.4%  Commercial mortgage-backed obligations
 5.9%  Non-pass-through agency obligations
 5.3%  Cash & equivalents

[end pie chart]


CASH MANAGEMENT FUND

CASH MANAGEMENT FUND provided investors with a positive return during the lowest interest rate environment in decades. The fund earned 0.3% with a portfolio of highly liquid, short-term money market investments.

Short-term securities typically pay the lowest interest rates in the marketplace, and when rates fall, the ability of cash funds to generate solid returns is hampered. The value of Cash Management Fund should not be weighed exclusively by the return generated, however. Cash holdings play two key roles in a well-diversified portfolio: as a cushion in down markets and as a strategic buying reserve. The value of cash as a cushion was evident during the three-year bear market. Indeed, during the three years ended June 30, 2003, Cash Management Fund earned an annualized return of 2.6%.

In addition, when the market turned up during the first half of this year -- a rally fueled in part by low interest rates -- investors who held a portion of their portfolio in cash, had reserves to put to work. It is important for investors to remember that the fund is not managed to maintain a stable net asset value of $1 per share.

OBJECTIVE: Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.



GLOBAL DISCOVERY FUND
                                        Investment portfolio as of June 30, 2003
Unaudited

                                                                                      Shares                Market
                                                                                                             value
STOCKS (common & preferred)                                                                                   (000)
-------------------------------------------------------------------------------------------------------------------


SEMICONDUCTORS & semiconductor equipment  -  6.18%
Texas Instruments Inc.                                                                13,000           $       229
Xilinx, Inc.  (1)                                                                      8,375                   212
Applied Materials, Inc.  (1)                                                          12,000                   190
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                             105,000                   173
Rohm Co., Ltd. (Japan)                                                                 1,500                   163
Maxim Integrated Products, Inc.                                                        4,000                   137
ASML Holding NV (Netherlands) (1)                                                     12,600                   120
Altera Corp.  (1)                                                                      7,000                   115
Samsung Electronics Co., Ltd. (South Korea)                                              280                    83
KLA-Tencor Corp.  (1)                                                                  1,675                    78
Linear Technology Corp.                                                                2,150                    69


INSURANCE  -  5.52%
American International Group, Inc.                                                    11,875                   655
PartnerRe Holdings Ltd. (Polynational)                                                 4,100                   210
XL Capital Ltd., Class A                                                               2,200                   183
Berkshire Hathaway Inc., Class A  (1)                                                      2                   145
Manulife Financial Corp. (Canada)                                                      3,000                    85
Allstate Corp.                                                                         2,300                    82
Allianz AG (Germany)                                                                     350                    29
Allianz AG  (2)                                                                          163                    13


COMMUNICATIONS EQUIPMENT  -  5.41%
Cisco Systems, Inc.  (1)                                                              43,100                   719
Lucent Technologies Inc. 8.00% convertible preferred 2031                                500                   499
CIENA Corp.  (1)                                                                      30,000                   156


MEDIA  -  5.38%
AOL Time Warner Inc.  (1)                                                             47,500                   764
Liberty Media Corp., Class A  (1)                                                     37,000                   428
Clear Channel Communications, Inc.  (1)                                                2,125                    90
Viacom Inc., Class B, nonvoting  (1)                                                   1,875                    82


COMMERCIAL BANKS  -  4.82%
Wells Fargo & Co.                                                                      9,650                   486
ABN AMRO Holding NV (Netherlands)                                                     15,400                   294
Kookmin Bank (South Korea)                                                             6,350                   192
HSBC Holdings PLC (United Kingdom)                                                    13,400                   159
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005,
  units (Japan)                                                                   12,000,000                    93


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.51%
Deutsche Telekom AG (Germany) (1)                                                     23,000                   350
Royal KPN NV (Netherlands) (1)                                                        44,900                   318
CenturyTel, Inc.                                                                       7,000                   244
Telefonica, SA (Spain) (1)                                                            20,000                   232


AIRLINES  -  4.12%
Southwest Airlines Co.                                                                20,800                   358
Qantas Airways Ltd. (Australia)                                                      112,100                   246
Deutsche Lufthansa AG (Germany)                                                       19,900                   232
Ryanair Holdings PLC (ADR) (Ireland) (1)                                               3,100                   139
British Airways PLC (United Kingdom) (1)                                              28,000                    70


IT SERVICES  -  3.93%
Paychex, Inc.                                                                         13,200                   387
Concord EFS, Inc.  (1)                                                                14,000                   206
Titan Corp.  (1)                                                                      20,000                   206
Electronic Data Systems Corp.                                                          6,100                   131
Automatic Data Processing, Inc.                                                        2,000                    68


MULTILINE RETAIL  -  3.66%
Target Corp.                                                                          11,500                   435
Kohl's Corp.  (1)                                                                      5,000                   257
Dollar General Corp.                                                                  13,000                   237


WIRELESS TELECOMMUNICATION SERVICES  -  3.66%
Maxis Communications Bhd. (Malaysia)                                                 267,500                   402
AT&T Wireless Services, Inc.  (1)                                                     30,000                   246
Vodafone Group PLC (United Kingdom)                                                   82,000                   161
Sprint Corp. 7.125% convertible preferred 2004                                  15,000 units                   119


INTERNET & catalog retail  -  3.28%
InterActiveCorp (formerly USA Interactive) (1)                                        11,800                   467
eBay Inc.  (1)                                                                         3,500                   365


SPECIALTY RETAIL  -  3.18%
Gap, Inc.                                                                             30,000                   563
Lowe's Companies, Inc.                                                                 3,700                   159
Barnes & Noble, Inc.  (1)                                                              2,500                    58
United Rentals, Inc.  (1)                                                              2,000                    28


HEALTH CARE PROVIDERS & services  -  2.82%
Express Scripts, Inc.  (1)                                                             4,000                   273
HCA Inc.                                                                               5,500                   176
Aetna Inc.                                                                             2,900                   175
Service Corp. International  (1)                                                      23,600                    91


FOOD & STAPLES RETAILING  -  2.39%
Wal-Mart de Mexico, SA de CV, Series V (Mexico)                                      119,300                   351
Costco Wholesale Corp.  (1)                                                            7,000                   256


COMPUTERS & PERIPHERALS  -  2.30%
EMC Corp.  (1)                                                                        40,000                   419
International Business Machines Corp.                                                  2,000                   165


CONSUMER FINANCE  -  2.13%
Capital One Financial Corp.                                                           11,000                   541


OFFICE ELECTRONICS  -  2.07%
Seiko Epson Corp. (Japan) (1)                                                         17,700                   526


COMMERCIAL SERVICES & supplies  -  1.94%
Robert Half International Inc.  (1)                                                   18,000                   341
ServiceMaster Co.                                                                     14,000                   150


INTERNET SOFTWARE & SERVICES  -  1.86%
Yahoo! Inc.  (1)                                                                       8,000                   262
Yahoo Japan Corp. (Japan) (1)                                                             13                   211


CHEMICALS  -  1.81%
Nitto Denko Corp. (Japan)                                                             14,000                   458


THRIFTS & MORTGAGE FINANCE  -  1.71%
Freddie Mac                                                                            6,500                   330
Fannie Mae                                                                             1,550                   105


HOTELS, RESTAURANTS & LEISURE  -  1.28%
Carnival Corp., units                                                                 10,000                   325


MULTI-UTILITIES & UNREGULATED POWER  -  0.98%
El Paso Corp.                                                                         28,800                   233
AES Corp.  (1)                                                                         2,300                    15


CAPITAL MARKETS  -  0.97%
J.P. Morgan Chase & Co.                                                                5,000                   171
Investment Technology Group, Inc.  (1)                                                 4,000                    74


SOFTWARE  -  0.89%
Microsoft Corp.                                                                        5,000                   128
Oracle Corp.  (1)                                                                      7,500                    90
Novell, Inc.  (1)                                                                      3,000                     9


ENERGY EQUIPMENT & SERVICES  -  0.56%
Schlumberger Ltd.                                                                      3,000                   143


ELECTRIC UTILITIES  -  0.56%
Scottish Power PLC (United Kingdom)                                                   23,500                   141


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.48%
Electrocomponents PLC (United Kingdom)                                                23,000                   123


AEROSPACE & DEFENSE  -  0.41%
Mercury Computer Systems, Inc.  (1)                                                    5,800                   105


DIVERSIFIED FINANCIAL SERVICES  -  0.20%
ING Groep NV (Netherlands)                                                             2,586                    45
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)                                      4,000                     6

                                                                                             ----------------------
Total stocks (cost: $20,849,000)                                                                            20,055
                                                                                             ----------------------



                                                                                   Principal                Market
                                                                                      amount                 value
Convertible debentures                                                                  (000)                 (000)
-------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.73%
Agere Systems Inc. 6.50% convertible notes 2009                                        $ 160                   184
                                                                                             ----------------------
Total convertible debentures (cost: $153,000)                                                                  184
                                                                                             ----------------------

MISCELLANEOUS  -  4.00%
Other equity securities in initial period of acquisition                                                     1,014
                                                                                             ----------------------
Total equity securities (cost: $21,002,000)                                                                 21,253
                                                                                             ----------------------

                                                                                   Principal                Market
                                                                                      amount                 value
Short-term securities                                                                   (000)                 (000)
-------------------------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES  -  13.05%
Harley-Davidson Funding Corp. 1.03% due 7/28/03 (2)                      $               700                   699
USAA Capital Corp. 0.90% due 7/2/03                                                      500                   500
Receivables Capital Corp. 1.02% due 7/8/03 (2)                                           450                   450
Corporate Asset Funding Co. Inc. 0.95% due 8/1/03 (2)                                    400                   400
E.I. du Pont de Nemours & Co. 0.91% due 7/15/03                                          390                   390
General Electric Capital Corp. 1.32% due 7/1/03                                          370                   370
Preferred Receivables Funding Corp. 1.05% due 7/21/03 (2)                                300                   300
Triple-A One Funding Corp. 1.22% due 7/7/03 (2)                                          203                   203


FEDERAL AGENCY DISCOUNT NOTES  -  3.35%
Fannie Mae 1.18-1.19% due 7/9-7/31/03                                                    850                   849
                                                                                             ----------------------
Total short-term securities (cost: $4,161,000)                                                               4,161
                                                                                             ----------------------
Total investment securities (cost: $25,163,000)                                                             25,414
New Taiwanese Dollar (cost: $10,000)                                                  NT$343                    10

Other assets less liabilities                                                                                  (46)
                                                                                             ----------------------

Net assets                                                                                                 $25,378
                                                                                             ======================

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements






AMERICAN FUNDS INSURANCE SERIES GLOBAL GROWTH FUND
Investment portfolio, June 30, 2003

Unaudited

                                                                                                   Market
                                                                                                    value
Equity securities (common & preferred stocks)                                       Shares           (000)

PHARMACEUTICALS  -  7.62%
AstraZeneca PLC (United Kingdom)                                                   203,960         $8,189
AstraZeneca PLC (Sweden)                                                           197,405          8,003
AstraZeneca PLC (ADR)                                                                3,000            122
Shionogi & Co., Ltd. (Japan)                                                     1,033,000         13,995
Eli Lilly and Co. (USA)                                                            130,000          8,966
Novo Nordisk A/S, Class B (Denmark)                                                248,500          8,699
Forest Laboratories, Inc. (USA) (1)                                                144,800          7,928
Pfizer Inc (formed by the merger of Pharmacia Corp. and Pfizer Inc) (USA)           91,000          3,108
H. Lundbeck A/S (Denmark)                                                          145,350          2,943
UCB NV (Belgium)                                                                    82,320          2,255
Aventis (France)                                                                    35,000          1,925
Sanofi-Synthelabo (France)                                                          16,000            937
Elan Corp., PLC (ADR) (Ireland) (1)                                                 50,000            282


DIVERSIFIED TELECOMMUNICATION SERVICES  -  7.05%
Telekom Austria AG (Austria) (1)                                                 1,806,000         20,484
Telefonica, SA (Spain) (1)                                                         919,929         10,677
Swisscom AG (Switzerland)                                                           31,000          8,819
Royal KPN NV (formerly Koninklijike PTT Nederland NV) (Netherlands) (1)          1,123,300          7,957
Deutsche Telekom AG (Germany) (1)                                                  412,500          6,279
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                              130,000          4,085
AT&T Corp. (USA)                                                                   204,500          3,937
Telewest Communications PLC (United Kingdom) (1)                                 1,500,000             43
NTL Inc., Series A, warrants, expire 2011 (USA) (1)                                  4,771              5


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  6.31%
Samsung Electronics Co., Ltd. (South Korea)                                         47,100         14,016
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                         7,054,220         11,651
Applied Materials, Inc. (USA) (1)                                                  425,000          6,740
Texas Instruments Inc. (USA)                                                       320,000          5,632
Altera Corp. (USA) (1)                                                             225,000          3,690
Xilinx, Inc. (USA) (1)                                                             110,000          2,784
Maxim Integrated Products, Inc. (USA)                                               75,000          2,564
Rohm Co., Ltd. (Japan)                                                              23,000          2,507
Tokyo Electron Ltd. (Japan)                                                         50,000          2,369
ASML Holding NV, New York registered (Netherlands) (1)                             230,000          2,199
Linear Technology Corp. (USA)                                                       50,000          1,610


MEDIA  -  5.94%
AOL Time Warner Inc. (USA) (1)                                                   1,137,000         18,294
Clear Channel Communications, Inc. (USA) (1)                                       190,000          8,054
Viacom Inc., Class B, nonvoting (USA) (1)                                          134,777          5,884
News Corp. Ltd. (Australia)                                                        592,395          4,450
News Corp. Ltd., preferred                                                          90,414            557
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico)             120,000          4,140
Fox Entertainment Group, Inc., Class A (USA) (1)                                   125,000          3,597
Comcast Corp., Class A (USA) (1)                                                    88,153          2,660
Univision Communications Inc., Class A (USA) (1)                                    70,000          2,128
Thomson Corp. (Canada)                                                              40,000          1,253
Daily Mail and General Trust PLC, Class A, nonvoting (United Kingdom)               87,250            822
SET Satellite (Singapore) Pte. Ltd. (India) (1) (2) (3)                            155,973            420
SET India Ltd. (India) (1) (2) (3)                                                   6,400            220
KirchMedia GmbH & Co. KGaA, nonvoting (Germany) (1) (2) (3)                         42,000              -


OIL & GAS  -  4.42%
Norsk Hydro AS (Norway)                                                            186,000          9,128
Husky Energy Inc. (Canada)                                                         675,000          8,726
"Shell" Transport and Trading Co., PLC (ADR) (United Kingdom)                      100,000          3,985
"Shell" Transport and Trading Co., PLC                                             500,000          3,305
ENI SpA (Italy)                                                                    210,000          3,176
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)             150,000          2,964
Imperial Oil Ltd. (Canada)                                                          76,468          2,670
Canadian Natural Resources, Ltd. (Canada)                                           51,000          2,025
BG Group PLC (United Kingdom)                                                      400,000          1,775
Apache Corp. (USA)                                                                  20,750          1,350


FOOD PRODUCTS  -  4.04%
Nestle SA (Switzerland)                                                             45,000          9,293
Unilever PLC (United Kingdom)                                                      722,317          5,759
Kraft Foods Inc., Class A (USA)                                                    140,000          4,557
Unilever NV (Netherlands)                                                           60,000          3,218
Nissin Food Products Co., Ltd. (Japan)                                             146,000          3,045
Groupe Danone (France)                                                              22,000          3,043
Nestle India Ltd. (India)                                                          192,832          2,425
Lindt & Sprungli AG, participation certificate (Switzerland)                         2,000          1,227
Lindt & Sprungli AG                                                                    175          1,161
Sara Lee Corp. (USA)                                                               105,000          1,975


COMMERCIAL BANKS  -  4.00%
Kookmin Bank (South Korea)                                                         225,060          6,791
Bank of Nova Scotia (Canada)                                                       146,000          6,482
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005,
units (Japan)                                                                  753,000,000          5,808
Royal Bank of Canada (Canada)                                                      114,000          4,832
HSBC Holdings PLC (United Kingdom)                                                 340,000          4,022
Westpac Banking Corp. (Australia)                                                  214,348          2,336
Societe Generale (France)                                                           31,000          1,964
Shinhan Financial Group Co., Ltd. (South Korea)                                    152,000          1,586
Svenska Handelsbanken Group, Class A (Sweden)                                       52,100            853
Lloyds TSB Group PLC (United Kingdom)                                              100,000            711


WIRELESS TELECOMMUNICATION SERVICES  -  3.50%
Vodafone Group PLC (United Kingdom)                                              5,800,000         11,356
Vodafone Group PLC (ADR)                                                           350,000          6,877
America Movil SA de CV, Series L (ADR) (Mexico)                                    175,500          3,291
NTT DoCoMo, Inc. (Japan)                                                             1,425          3,085
mm02 PLC (United Kingdom) (1)                                                    2,600,000          2,438
Bouygues SA (France)                                                                75,000          2,070
KDDI Corp. (Japan)                                                                     480          1,859


SPECIALTY RETAIL  -  2.93%
Michaels Stores, Inc. (USA) (1)                                                    195,000          7,422
Lowe's Companies, Inc. (USA)                                                       140,000          6,013
Limited Brands, Inc. (USA)                                                         310,000          4,805
Dixons Group PLC (United Kingdom)                                                1,691,929          3,690
Kingfisher PLC (United Kingdom)                                                    587,842          2,693
FAST RETAILING CO., LTD. (Japan)                                                    40,000          1,236


HEALTH CARE EQUIPMENT & SUPPLIES  -  2.61%
Centerpulse (Switzerland) (1)                                                       60,272         16,233
Synthes-Stratec Inc. (Switzerland)                                                   9,500          6,830


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.58%
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                  299,200          9,844
Murata Manufacturing Co., Ltd. (Japan)                                             132,000          5,188
Venture Corp. Ltd. (Singapore)                                                     490,000          4,482
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                      621,000          2,258
Celestica Inc. (Canada) (1)                                                         65,000          1,024


INDUSTRIAL CONGLOMERATES  -  2.33%
Tyco International Ltd. (USA)                                                      520,000          9,870
General Electric Co. (USA)                                                         260,000          7,457
Siemens AG (Germany)                                                                66,000          3,232


METALS & MINING  -  2.29%
Cia. Vale do Rio Doce, preferred nominative, Class A (Brazil)                      215,000          5,884
Cia. Vale do Rio Doce, ordinary nominative (ADR)                                    75,000          2,225
WMC Resources Ltd (Australia) (1)                                                2,955,000          6,957
Alumina Ltd. (Australia)                                                         1,155,000          3,153
JSC MMC "Norilsk Nickel" (ADR) (Russia)                                             40,000          1,392
Anglogold Ltd. (South Africa)                                                       21,000            667


AIRLINES  -  2.23%
easyJet PLC (United Kingdom) (1)                                                 2,590,000          9,843
British Airways PLC (United Kingdom) (1)                                         3,153,296          7,893
Ryanair Holdings PLC (ADR) (Ireland) (1)                                            33,000          1,482
Ryanair Holdings PLC (1)                                                            67,300            484


BEVERAGES  -  2.03%
Orkla AS (Norway)                                                                  662,285         11,444
Anheuser-Busch Companies, Inc. (USA)                                                50,000          2,553
PepsiCo, Inc. (USA)                                                                 45,000          2,003
Heineken NV (Netherlands)                                                           56,000          1,986


FOOD & STAPLES RETAILING  -  2.02%
Wal-Mart de Mexico, SA de CV, Series V (ADR) (Mexico)                              228,000          6,721
Koninklijke Ahold NV (Netherlands)                                                 690,000          5,727
Woolworths Ltd. (Australia)                                                        641,390          5,386


CHEMICALS  -  1.63%
Dow Chemical Co. (USA)                                                             330,000         10,217
Nitto Denko Corp. (Japan)                                                           90,000          2,945
Valspar Corp. (USA)                                                                 30,000          1,267


AUTOMOBILES  -  1.62%
Suzuki Motor Corp. (Japan)                                                         370,000          4,813
Honda Motor Co., Ltd. (Japan)                                                      125,000          4,736
Bayerische Motoren Werke AG (Germany)                                               95,000          3,648
Renault SA (France)                                                                 20,450          1,081


HEALTH CARE PROVIDERS & SERVICES  -  1.54%
Rhon-Klinikum AG, nonvoting preferred (Germany)                                    108,400          4,150
Rhon-Klinikum AG                                                                    96,200          3,832
Fresenius Medical Care AG, preferred (Germany)                                     161,000          5,674


SOFTWARE  -  1.52%
Microsoft Corp. (USA)                                                              347,000          8,887
Cadence Design Systems, Inc. (USA) (1)                                             217,000          2,617
Mentor Graphics Corp. (USA) (1)                                                    132,000          1,911


CONSUMER FINANCE  -  1.27%
Capital One Financial Corp. (USA)                                                  175,000          8,607
ORIX Corp. (Japan)                                                                  30,000          1,659
SFCG CO., LTD.  (Japan)                                                             10,000            925


INSURANCE  -  1.24%
American International Group, Inc. (USA)                                            80,000          4,414
Munchener Ruckversicherungs-Gesellschaft AG (Germany)                               34,000          3,435
Mitsui Sumitomo Insurance Co., Ltd. (Japan)                                        350,000          1,623
Allianz AG (Germany)                                                                12,000            993
Allianz AG (2)                                                                       5,600            464


PERSONAL PRODUCTS  -  1.11%
Shiseido Co., Ltd. (Japan)                                                         705,000          6,851
Avon Products, Inc. (USA)                                                           47,900          2,979


ELECTRIC UTILITIES  -  1.11%
Scottish Power PLC (United Kingdom)                                              1,245,778          7,493
E.ON AG (Germany)                                                                   45,000          2,307


INTERNET & CATALOG RETAIL  -  1.11%
InterActiveCorp (formerly USA Interactive) (USA) (1)                               150,000          5,936
eBay Inc. (USA) (1)                                                                 36,900          3,844


HOTELS, RESTAURANTS & LEISURE  -  1.08%
Starbucks Corp. (USA) (1)                                                          220,000          5,394
Carnival Corp., units (USA)                                                        128,000          4,161


CAPITAL MARKETS  -  0.91%
J.P. Morgan Chase & Co. (USA)                                                      235,000          8,032


TEXTILES, APPAREL & LUXURY GOODS  -  0.87%
Cie. Financiere Richemont AG, units, Class A (Switzerland)                         478,000          7,735


OFFICE ELECTRONICS  -  0.74%
Canon, Inc. (Japan)                                                                143,000          6,561


COMMUNICATIONS EQUIPMENT  -  0.71%
Cisco Systems, Inc. (USA) (1)                                                      205,000          3,421
Motorola, Inc. (USA)                                                               300,000          2,829


DIVERSIFIED FINANCIAL SERVICES  -  0.62%
ING Groep NV (Netherlands)                                                         315,172          5,474


TOBACCO  -  0.51%
Altria Group, Inc. (USA)                                                           100,000          4,544


HOUSEHOLD PRODUCTS  -  0.46%
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates 1,540,000          4,108
 (Mexico)


BUILDING PRODUCTS  -  0.41%
Asahi Glass Co., Ltd. (Japan)                                                      585,000          3,629


COMMERCIAL SERVICES & SUPPLIES  -  0.39%
Brambles Industries PLC (United Kingdom)                                           938,100          2,542
Brambles Industries Ltd. (Australia)                                               287,358            881


MACHINERY  -  0.37%
Volvo AB, Class B (Sweden)                                                         149,450          3,286


HOUSEHOLD DURABLES  -  0.36%
Koninklijke Philips Electronics NV (Netherlands)                                   110,000          2,091
Sony Corp. (Japan)                                                                  39,200          1,103


PAPER & FOREST PRODUCTS  -  0.34%
Stora Enso Oyj, Class R  (Finland)                                                 150,000          1,676
Weyerhaeuser Co. (USA)                                                              25,000          1,350


IT SERVICES  -  0.28%
Sabre Holdings Corp., Class A (USA)                                                100,000          2,465


ENERGY EQUIPMENT & SERVICES  -  0.27%
Schlumberger Ltd. (USA)                                                             50,900          2,421


AIR FREIGHT & LOGISTICS  -  0.27%
United Parcel Service, Inc., Class B (USA)                                          37,000          2,357


OTHER INDUSTRIES  -  0.84%
ABB Ltd (Switzerland) (1)                                                          610,000          2,006
ABB Ltd (Sweden) (1)                                                                23,560             78
National Grid Transco PLC (United Kingdom)                                         300,000          2,037
Holcim Ltd. (Switzerland)                                                           47,500          1,757
Anoto Group AB (Sweden) (1)                                                        739,700          1,007
Opticom ASA (Norway) (1)                                                            52,800            584


MISCELLANEOUS  -  2.48%
Other equity securities in initial period of acquisition                                           21,909


Total equity securities (cost: $769,417,000)                                                      759,870


                                                                                 Principal         Market
                                                                                    amount          value
Short-term securities                                                                 (000)          (000)

CORPORATE SHORT-TERM NOTES  -  11.67%
KFW International Finance Inc. 0.98%-1.15% due 7/9-9/15/03 (2)                      16,400         16,373
Preferred Receivables Funding Corp. 1.05%-1.18% due 7/11-8/4/03 (2)                 14,500         14,492
Toyota Motor Credit Corp. 1.02%-1.13% due 7/10-8/11/03 (2)                          14,300         14,289
HBOS Treasury Services PLC 1.15%-1.235% due 7/7-7/9/03                              13,600         13,596
ANZ (Delaware) Inc. 1.22% due 7/1/03                                                12,000         12,000
Asset Securitization Cooperative Corp. 1.22% due 7/18/03 (2)                        10,200         10,194
BMW U.S. Capital Corp. 1.20% due 8/25/03                                            10,000          9,981
American Honda Finance Corp. 1.15% due 7/8/03                                        7,200          7,198
Danske Corp. 1.25% due 7/8/03                                                        3,500          3,499
Svenska Handelsbanken 1.25% due 7/2/03                                               1,500          1,500


FEDERAL AGENCY DISCOUNT NOTES  -  2.45%
Fannie Mae 0.92%-1.18% due 7/23-7/31/03                                             12,900         12,889
Federal Home Loan Bank 1.15% due 7/9/03                                              8,800          8,797


Total short-term securities (cost: $124,809,000)                                                  124,808


Total investment securities (cost: $894,226,000)                                                  884,678
New Taiwanese Dollar (cost:  $459,000)                                           NT$15,803            458
Other assets less liabilities                                                                      (1,126)

Net assets                                                                                       $884,010

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.

ADR = American Depositary Receipts

See Notes to Financial Statements

GLOBAL SMALL CAPITALIZATION FUND
                                        Investment portfolio as of June 30, 2003

Unaudited

                                                            Shares     Market
Stocks                                                                  value
(common & preferred)                                                     (000)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  8.18%
PMC-Sierra, Inc. (USA) (1)                                 700,000      8,211
Cymer, Inc. (USA) (1)                                      190,000      5,996
Integrated Circuit Systems, Inc. (USA) (1)                 175,000      5,500
Semtech Corp. (USA) (1)                                    350,000      4,984
PDF Solutions, Inc. (USA) (1)                              340,000      3,927
Micrel, Inc. (USA) (1)                                     350,000      3,636
Faraday Technology Corp. (Taiwan) (1)                    1,313,000      3,158
Applied Micro Circuits Corp. (USA) (1)                     500,000      3,025
O2Micro International Ltd. (USA) (1)                       150,000      2,416


MEDIA  -  6.34%
Gemstar International Group Ltd. (USA) (1)                 950,000      4,835
Sanctuary Group PLC (United Kingdom)                     4,200,000      3,053
Lions Gate Entertainment Corp. (Canada) (1)                990,200      1,878
Lions Gate Entertainment Corp., Series A, 5.25%
 convertible preferred (2)(3)(4)                               572      1,077
Lions Gate Entertainment Corp., warrants, expire
  2004 (1)(2)(4)                                           237,150         -
Clear Media Ltd. (Hong Kong) (1)                         5,000,000      2,757
Corus Entertainment Inc., Class B, nonvoting (Canada)(1)   160,500      2,697
SBS Broadcasting SA (Luxembourg) (1)                       118,000      2,106
Astral Media Inc., Class A (Canada)                        120,000      2,021
Gray Television, Inc. (USA)                                160,000      1,984
Woongjin.com Co., Ltd. (South Korea)                       490,900      1,856
Fox Kids Europe NV (Netherlands) (1)                       284,300      1,762
UnitedGlobalCom, Inc., Class A (USA) (1)                   300,000      1,551
Capital Radio PLC (United Kindgom)                         168,500      1,434
Emmis Communications Corp., Class A (USA) (1)               60,000      1,377
CanWest Global Communications Corp. (Canada) (1)           175,000      1,118
BKN International AG (Germany) (1)                         165,000        152
Lone Star Research, Inc. (USA) (1)  (2)  (4)               322,270          3


BIOTECHNOLOGY  -  6.32%
Amylin Pharmaceuticals, Inc. (USA) (1)                     715,100     15,654
QIAGEN NV (Netherlands) (1)                                634,629      5,153
IDEXX Laboratories, Inc. (USA) (1)                         115,000      3,857
Q-Med AB (Sweden) (1)                                      235,359      3,690
ILEX Oncology, Inc. (USA) (1)                               97,300      1,889
OSI Pharmaceuticals, Inc. (USA) (1)                         30,000        966
Vical Inc. (USA) (1)                                        80,000        348


COMMERCIAL SERVICES & SUPPLIES  -  5.92%
Education Management Corp. (USA) (1)                       175,000      9,307
S1 Corp. (South Korea)                                     310,000      5,873
Techem AG (Germany) (1)                                    370,000      4,545
Sylvan Learning Systems, Inc. (USA) (1)                    190,000      4,340
Portfolio Recovery Associates, Inc. (USA) (1)               80,000      2,495
Informatics Holdings Ltd. (Singapore)                    4,257,000      1,910
Kroll Inc. (USA) (1)                                        40,000      1,082


SPECIALTY RETAIL  -  4.24%
CarMax, Inc. (USA) (1)                                     310,000      9,347
Sharper Image Corp. (USA) (1)                              250,000      6,818
Culture Convenience Club Co., Ltd. (Japan)                 370,000      3,580
Restoration Hardware, Inc. (USA)  (1) (2)                  282,051      1,269
Restoration Hardware, Inc. (1)                              37,000        167


METALS & MINING  -  3.94%
Wheaton River Minerals Ltd. (Canada) (1) (2)             2,692,000      3,381
Wheaton River Minerals Ltd., warrants, expire 2007
 (1) (2)                                                 1,141,750        548
First Quantum Minerals Ltd. (Canada) (1)                   900,000      3,657
Kenmare Resources PLC (Ireland) (1)                     12,000,000      2,652
Peter Hambro Mining PLC (United Kingdom) (1)               638,542      2,595
Gabriel Resources Ltd. (Canada) (1)                      1,400,000      2,534
Thistle Mining Inc. (Canada) (1)                         3,945,455      1,545
Thistle Mining Inc., GBP denominated (1)                 2,100,000        815
Thistle Mining Inc., warrants, expire 2004 (1) (2) (4)   1,050,000         36
Northern Orion Explorations Ltd., units (Canada)
 (1) (2)                                                10,000,000      1,048
Yanzhou Coal Mining Co. Ltd., Class H (China)            1,850,000        860
Navan Mining PLC (United Kingdom) (1)  (4)               4,110,000          -
Namibian Minerals Corp., warrants, expire 2006
 (Canada)(1)                                               950,000          -


HOTELS, RESTAURANTS & LEISURE  -  3.90%
J D Wetherspoon PLC (United Kingdom)                     1,550,000      5,993
Luminar PLC (United Kingdom)                               500,000      3,759
Orient-Express Hotels Ltd., Class A (USA) (1)              185,000      2,729
Pinnacle Entertainment, Inc. (USA) (1)                     400,000      2,720
Extended Stay America, Inc. (USA) (1)                      200,000      2,698
Stanley Leisure PLC (United Kingdom)                       305,000      1,608


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  3.62%
Kingboard Chemical Holdings Ltd. (Hong Kong)             6,200,000      5,168
Kingboard Chemical Holdings Ltd., warrants, expire
 2003 (1)                                                  460,000         59
National Instruments Corp. (USA) (1)                       108,500      4,099
Venture Corp. Ltd. (Singapore)                             258,000      2,360
Micronic Laser Systems AB (Sweden) (1)                     195,000        960
Micronic Laser Systems AB, rights, expire 2003  (1)        195,000        524
Renishaw PLC (United Kingdom)                              190,000      1,397
Citizen Electronics Co., Ltd. (Japan)                       30,000      1,309
Hankuk Electric Glass Co., Ltd. (South Korea)               25,000      1,153
Hana Microelectronics PCL (Thailand)                       460,000      1,061


HEALTH CARE PROVIDERS & SERVICES  -  3.21%
Centene Corp. (USA) (1)                                    135,000      5,252
Rhon-Klinikum AG (Germany)                                  76,000      3,028
Rhon-Klinikum AG, nonvoting preferred (Germany)             21,000        804
Odyssey HealthCare, Inc. (USA) (1)                          80,000      2,960
American Healthways, Inc. (USA) (1)                         75,000      2,709
ICON PLC (ADR) (Ireland) (1)                                40,000      1,273


SOFTWARE  -  2.85%
J.D. Edwards & Co. (USA) (1)                               231,200      3,313
Novell, Inc. (USA) (1)                                     800,000      2,464
Business Objects SA (ADR) (France) (1)                     100,000      2,195
Mentor Graphics Corp. (USA) (1)                            145,000      2,100
Creo Inc. (Canada) (1)                                     200,000      1,680
Lawson Software, Inc. (USA) (1)                            200,000      1,554
Cadence Design Systems, Inc. (USA) (1)                      70,000        844
Infoteria Corp. (Japan) (1) (2)  (4)                           128         67
Melody Interactive Solutions AB, Class A (Sweden)
 (1) (2) (4)                                                86,300         43


INSURANCE  -  2.79%
Hilb, Rogal and Hamilton Co. (USA)                         120,000      4,085
Zenith National Insurance Corp. (USA)                      103,400      2,947
Arthur J. Gallagher & Co. (USA)                            100,000      2,720
China Insurance International Holdings Co. Ltd.
 (Hong Kong)                                             5,000,000      2,404
Benfield Group Ltd. (United Kingdom) (1)                   378,200      1,762


PHARMACEUTICALS  -  2.73%
Medicis Pharmaceutical Corp., Class A (USA)                115,000      6,521
Eon Labs, Inc. (USA) (1)                                   100,000      3,515
Recordati SpA (Italy)                                      120,000      2,145
Inspire Pharmaceuticals, Inc. (USA) (1)                    116,000      1,253
YM BioSciences Inc. (Canada) (1)                           300,000        211


OIL & GAS  -  2.65%
Patina Oil & Gas Corp. (USA)                               144,500      4,646
Regal Petroleum PLC (United Kingdom) (1)                 1,333,000      2,467
First Calgary Petroleums Ltd. (Canada) (1)               1,030,000      2,070
Tullow Oil PLC (Ireland) (1)                             1,526,399      2,018
Sibir Energy PLC (United Kingdom) (1)                    5,129,891      1,144
OPTI Canada Inc. (Canada) (1) (2)  (4)                      77,350        871


INTERNET SOFTWARE & SERVICES  -  2.55%
DoubleClick Inc. (USA) (1)                                 690,000      6,383
EarthLink, Inc. (USA) (1)                                  535,000      4,221
Cybird Co., Ltd. (Japan) (1)                                   780      1,565
Homestore, Inc. (USA) (1)                                  300,000        531
Muse Prime Software, Inc., Series B, convertible
 preferred (USA) (1) (2) (4)                               246,129         32
DreamArts Corp. (Japan) (1) (2) (4)                            400         24


FOOD & STAPLES RETAILING  -  2.54%
Performance Food Group Co. (USA) (1)                       315,000     11,655
Cawachi Ltd. (Japan)                                        16,000      1,019


TRANSPORTATION INFRASTRUCTURE  -  2.21%
Jiangsu Expressway Co. Ltd., Class H (China)             9,000,000      3,405
Zhejiang Expressway Co. Ltd., Class H (China)            8,000,000      3,308
SembCorp Logistics Ltd. (Singapore)                      1,634,000      1,745
International Container Terminal Services, Inc.
 (Philippines) (1)                                      30,645,000      1,605
Anhui Expressway Co. Ltd., Class H (China)               4,000,000        980


COMMERCIAL BANKS  -  1.89%
ICICI Bank Ltd. (India) (1)                                934,200      3,026
ICICI Bank Ltd. (ADR)  (1)                                   4,000         29
Pusan Bank (South Korea)                                   575,000      2,398
Korea Exchange Bank (South Korea) (1)                      710,000      2,196
HDFC Bank Ltd. (India)                                     326,300      1,816


AIRLINES  -  1.70%
WestJet Airlines Ltd. (Canada) (1)                         340,000      4,014
easyJet PLC (United Kingdom) (1)                           600,000      2,280
AMR Corp. (USA) (1)                                        200,000      2,200


REAL ESTATE  -  1.53%
CCA Prison Realty Trust (USA) (1)                          125,000      3,166
Central Pattana Public Co., Ltd. (Thailand)              3,148,100      2,619
Golden Land Property Development PLC,
 non-voting depositary receipt (Thailand) (1)            4,077,700      1,279
Ascendas Real Estate Investment Trust (Singapore)        1,100,000        594


INTERNET & CATALOG RETAIL  -  1.52%
School Specialty, Inc. (USA) (1)                           257,900      7,340
dELiA*s Corp., Class A (USA) (1)                           375,000        263


THRIFTS & MORTGAGE FINANCE  -  1.25%
E-LOAN, Inc. (USA) (1)                                     607,100      3,539
Federal Agricultural Mortgage Corp., Class C (USA) (1)      75,000      1,676
Saxon Capital, Inc. (USA) (1)                               60,000      1,043


HOUSEHOLD DURABLES  -  1.24%
Yankee Candle Company, Inc. (USA) (1)                      220,000      5,108
Rational AG (Germany)                                       30,000      1,102


CONSTRUCTION & ENGINEERING  -  1.21%
LG Engineering & Construction Co., Ltd. (South Korea)      350,000      6,058


ELECTRICAL EQUIPMENT  -  1.09%
Moatech Co., Ltd. (South Korea)                            304,000      3,020
KEC Corp. (South Korea)                                     45,070      1,715
BYD Co. Ltd., Series  H (China)                            260,000        585
Optimax Technology Corp. (Taiwan) (1)                       69,000        116


GAS UTILITIES  -  1.06%
Xinao Gas Holdings Ltd. (Hong Kong) (1)                  9,475,000      2,977
International Energy Group Ltd. (United Kingdom)           870,000      2,300


TRADING COMPANIES & DISTRIBUTORS  -  0.99%
MSC Industrial Direct Co., Inc., Class A (USA) (1)         120,000      2,148
Test-Rite International Co., Ltd.  (Taiwan)              2,873,000      1,848
Dickson Concepts (International) Ltd. (Hong Kong)        3,807,500        933


COMPUTERS & PERIPHERALS  -  0.88%
Hutchinson Technology Inc. (USA) (1)                       100,000      3,289
Anoto Group AB (Sweden) (1)                                496,453        676
MegaChips Corp. (Japan)                                     58,000        406


WIRELESS TELECOMMUNICATION SERVICES  -  0.87%
Nextel Partners, Inc., Class A (USA) (1)                   468,700      3,422
TeraBeam Networks (USA) (1) (2) (4)                        533,332        507
Tele Celular Sul Participacoes SA, preferred
 nominative (ADR) (Brazil)                                  50,000        417


COMMUNICATIONS EQUIPMENT  -  0.75%
Polycom, Inc. (USA) (1)                                    270,000      3,742


TEXTILES, APPAREL & LUXURY GOODS  -  0.73%
Columbia Sportswear Co. (USA) (1)                           45,000      2,313
Cheil Industries Inc. (South Korea)                         95,000      1,314


BUILDING PRODUCTS  -  0.69%
Uponor Oyj (Finland)                                        60,000      1,391
Geberit AG (Switzerland)                                     3,600      1,109
Noritz Corp. (Japan)                                        85,000        966


IT SERVICES  -  0.57%
Baycorp Advantage Ltd. (Australia)                       2,600,000      2,476
iPayment, Inc. (USA) (1)                                    15,000        358


AEROSPACE & DEFENSE  -  0.55%
Mercury Computer Systems, Inc. (USA) (1)                   152,000      2,760


PAPER & FOREST PRODUCTS  -  0.40%
M-real Oyj, Class B (Finland)                              257,000      2,015


HEALTH CARE EQUIPMENT & SUPPLIES  -  0.34%
TriPath Imaging, Inc. (USA) (1)                             94,836        648
Tecan Group Ltd., Mannedorf (Switzerland)                   19,509        559
Lumenis Ltd. (Israel) (1)                                  300,000        507
InSite Vision Inc., warrants, expire 2004 (USA) (1)
 (2) (4)                                                     9,150          -


BEVERAGES  -  0.33%
Robert Mondavi Corp., Class A (USA) (1)                     65,000      1,645


OTHER INDUSTRIES -  1.24%
American Capital Strategies, Ltd. (USA)                     50,000      1,247
Container Corp. of India Ltd. (India)                      157,100      1,162
Regional Container Lines PCL (Thailand)                    539,200        974
ZENON Environmental Inc. (Canada) (1)                       75,000        793
Largan Precision Co., Ltd. (Taiwan)                        100,000        603
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)          410,000        589
China Oilfield Services Ltd., Class H (China)            2,599,900        583
MEDION AG (Germany)                                          5,600        241
Highpoint Telecommunications Inc. (Canada) (1)  (4)        510,000          4


Total stocks (cost: $421,490,000)                                     423,714



                                                         Principal     Market
                                                            amount      value
Convertible securities                                        (000)      (000)

METALS & MINING  -  0.17%
Nelson Resources Ltd., Series A, 13.00% 2004 (2) (4)         $ 500        838

Total convertible debentures (cost: $500,000)                             838


MISCELLANEOUS  -  4.92%
Other equity securities in initial period of acquisition               24,590

Total equity securities (cost: $421,990,000)                          449,142

                                                         Principal     Market
                                                            amount      value
Short-term securities                                         (000)      (000)

Corporate short-term notes  -  9.62%
American Honda Finance Corp. 0.91%-1.15% due 7/8-8/20/2003   9,894      9,886

Shell Finance (United Kingdom) PLC 1.07% due 7/14/2003       7,500      7,497
HBOS Treasury Services PLC 1.04%-1.15% due 7/7-9/16/2003     7,100      7,095

KFW International Finance Inc. 0.90%-1.125% due
 7/15-8/4/2003 (2)                                          37,000      6,994

Toyota Motor Credit Corp. 1.00%-1.13% due
 7/10-7/23/2003 (2)                                          6,900      6,897

General Electric Cap Corp 1.32% due 7/1/2003                 6,400      6,400
BMW U.S. Capital Corp. 1.21% due 7/25/2003                   3,300      3,297


Federal agency discount notes  -  1.88%
Federal Home Loan Bank 0.96% due 7/16/2003                   5,400      5,398
Fannie Mae 1.14% due 7/9/2003                                4,000      3,999

Total short-term securities (cost: $57,463,000)                        57,463


Total investment securities (cost: $479,453,000)                      506,605
New Taiwanese Dollar (cost:  $374,000)                   NT$12,691        368
Other assets less liabilities                                           (7398)

Net assets                                                           $499,575

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(4) Valued under fair value procedures adopted by authority of the Board of Trustees.

ADR = American Depositary Receipts

See Notes to Financial Statements


GROWTH FUND
                                            Investment portfolio, June 30, 2003
unaudited

                                                                                                         Market
                                                                                         Shares           value
Equity securities (common & preferred stocks)                                                              (000)
----------------------------------------------------------------------------------------------------------------

MEDIA  -  14.30%
AOL Time Warner Inc.  (1)                                                            22,117,725  $      355,874
Viacom Inc., Class B, nonvoting  (1)                                                  6,975,000         304,528
Comcast Corp., Class A, special stock, nonvoting  (1)                                 3,618,300         104,316
Comcast Corp., Class A  (1)                                                             722,025          21,791
News Corp. Ltd., preferred (ADR) (Australia)                                          3,203,593          80,250
News Corp. Ltd. (ADR)                                                                 1,047,500          31,708
Liberty Media Corp., Class A  (1)                                                     7,700,000          89,012
Fox Entertainment Group, Inc., Class A  (1)                                           3,050,000          87,779
Clear Channel Communications, Inc.  (1)                                                 850,000          36,031
UnitedGlobalCom, Inc., Class A  (1)                                                   3,940,000          20,370
Univision Communications Inc., Class A  (1)                                             400,000          12,160
Adelphia Communications Corp., Class A  (1)                                           1,464,300             398

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  10.33%
Applied Materials, Inc.  (1)                                                          7,848,400         124,476
Texas Instruments Inc.                                                                6,750,000         118,800
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                             71,680,000         118,394
Microchip Technology Inc.                                                             3,875,000          95,441
Altera Corp.  (1)                                                                     3,950,000          64,780
Linear Technology Corp.                                                               1,975,000          63,615
Samsung Electronics Co., Ltd. (South Korea)                                             184,500          54,902
KLA-Tencor Corp.  (1)                                                                 1,170,000          54,393
Xilinx, Inc.  (1)                                                                     1,375,000          34,801
Maxim Integrated Products, Inc.                                                         900,000          30,771
Analog Devices, Inc.  (1)                                                               800,000          27,856
Applied Micro Circuits Corp.  (1)                                                     3,275,000          19,814
PMC-Sierra, Inc.  (1)                                                                 1,000,000          11,730
Teradyne, Inc. (1)                                                                      400,000           6,924

INSURANCE  -  6.69%
American International Group, Inc.                                                    4,275,000         235,894
Berkshire Hathaway Inc., Class A  (1)                                                     1,460         105,850
XL Capital Ltd., Class A                                                              1,140,000          94,620
Progressive Corp.                                                                       630,400          46,082
Arthur J. Gallagher & Co.                                                             1,450,000          39,440
Marsh & McLennan Companies, Inc.                                                        253,600          12,951

PHARMACEUTICALS  -  6.02%
Eli Lilly and Co.                                                                     2,550,000         175,873
AstraZeneca PLC  (United Kingdom)                                                     1,750,000          70,264
AstraZeneca PLC                                                                       1,125,000          45,610
Forest Laboratories, Inc.  (1)                                                        1,950,000         106,762
Pfizer Inc                                                                            1,414,681          48,311
Sepracor Inc.  (1)                                                                    1,500,000          27,045
Allergan, Inc.                                                                          100,000           7,710

INTERNET & CATALOG RETAIL  -  5.58%
InterActiveCorp. (formerly USA Interactive)  (1)                                      9,465,000         374,530
eBay Inc.  (1)                                                                          691,800          72,072

SOFTWARE  -  4.05%
PeopleSoft, Inc.  (1)                                                                 5,427,628          95,472
SAP AG (ADR) (Germany)                                                                2,700,000          78,894
Microsoft Corp.                                                                       2,860,000          73,245
Cadence Design Systems, Inc.  (1)                                                     3,850,000          46,431
Mentor Graphics Corp.  (1)                                                            1,250,000          18,100
Oracle Corp.  (1)                                                                       950,000          11,419
Asera, Inc.  (2)  (1)                                                                   511,776               9

WIRELESS TELECOMMUNICATION SERVICES  -  3.66%
AT&T Wireless Services, Inc.  (1)                                                    15,500,000         127,255
Vodafone Group PLC (ADR) (United Kingdom)                                             4,700,000          92,355
Vodafone Group PLC                                                                    9,710,000          19,012
Sprint Corp. - PCS Group, Series 1  (1)                                               7,950,000          45,712
Nextel Communications, Inc., Series E, 11.125% exchangeable preferred,
 redeemable 2010  (3)                                                                     8,016           8,537

OIL & GAS  -  3.06%
Murphy Oil Corp.                                                                      1,319,400          69,400
Pogo Producing Co.                                                                    1,174,300          50,201
EOG Resources, Inc.                                                                   1,100,000          46,024
Devon Energy Corp.                                                                      679,536          36,287
Petro-Canada (Canada)                                                                   600,000          23,917
Premcor Inc.  (1)                                                                       625,000          13,469
Suncor Energy Inc. (Canada)                                                             274,371           5,136

MULTILINE RETAIL  -  2.60%
Target Corp.                                                                          4,000,000         151,360
Kohl's Corp.  (1)                                                                     1,099,300          56,482

HOTELS, RESTAURANTS & LEISURE  -  2.45%
Carnival Corp., units                                                                 3,910,000         127,114
Starbucks Corp.  (1)                                                                  1,700,000          41,684
MGM Mirage, Inc.   (1)                                                                  800,000          27,344

SPECIALTY RETAIL  -  2.12%
Lowe's Companies, Inc.                                                                1,610,000          69,149
Michaels Stores, Inc.  (1)                                                            1,800,000          68,508
Limited Brands, Inc.                                                                  1,400,000          21,700
United Rentals, Inc.  (1)                                                               750,000          10,417

INDUSTRIAL CONGLOMERATES  -  2.09%
Tyco International Ltd.                                                               5,125,000          97,272
General Electric Co.                                                                  2,440,000          69,979

TOBACCO -  1.69%
Altria Group, Inc. (formerly Philip Morris Companies Inc.)                            2,980,000         135,411

IT SERVICES  -  1.64%
Sabre Holdings Corp., Class A                                                         1,593,917          39,290
Concord EFS, Inc.  (1)                                                                1,960,000          28,851
Paychex, Inc.                                                                           800,000          23,448
Automatic Data Processing, Inc.                                                         670,000          22,686
Ceridian Corp.  (1)                                                                   1,000,000          16,970

AIRLINES  -  1.60%
Southwest Airlines Co.                                                                7,447,443         128,096

BEVERAGES  -  1.58%
PepsiCo, Inc.                                                                           885,000          39,382
Coca-Cola Co.                                                                           787,000          36,525
Anheuser-Busch Companies, Inc.                                                          650,000          33,183
Adolph Coors Co., Class B                                                               350,000          17,143

CONSUMER FINANCE  -  1.35%
Capital One Financial Corp.                                                           1,780,000          87,540
MBNA Corp.                                                                            1,000,000          20,840

AIR FREIGHT & LOGISTICS -  1.31%
FedEx Corp.                                                                           1,400,000          86,842
United Parcel Service, Inc., Class B                                                    286,200          18,231

THRIFTS & MORTGAGE FINANCE  -  1.30%
Fannie Mae                                                                            1,400,000          94,416
Freddie Mac                                                                             181,400           9,210

INTERNET SOFTWARE & SERVICES  -  1.20%
Yahoo! Inc.  (1)                                                                      2,800,000          91,728
Homestore, Inc.  (1)                                                                  2,400,000           4,248

BIOTECHNOLOGY  -  1.18%
Amgen Inc.  (1)                                                                         700,000          46,508
Millennium Pharmaceuticals, Inc.  (1)                                                 1,000,000          15,730
ImClone Systems Inc.  (1)                                                               400,000          12,648
Celgene Corp.  (1)                                                                      400,000          12,160
Biogen, Inc.  (1)                                                                       200,000           7,600

COMMERCIAL SERVICES & SUPPLIES  -  1.16%
Monster Worldwide Inc. (formerly TMP Worldwide Inc.)  (1)                             2,372,900          46,817
Allied Waste Industries, Inc.  (1)                                                    3,073,400          30,888
Robert Half International Inc.  (1)                                                     800,000          15,152

COMMUNICATIONS EQUIPMENT  -  1.16%
Cisco Systems, Inc.  (1)                                                              3,833,000          63,973
QUALCOMM Inc.                                                                           800,000          28,600

AEROSPACE & DEFENSE  -  1.04%
Boeing Co.                                                                              900,000          30,888
Northrop Grumman Corp.                                                                  320,000          27,613
Bombardier Inc., Class B (Canada)                                                     4,000,000          13,504
General Dynamics Corp.                                                                  150,000          10,875

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.82%
Flextronics International Ltd. (Singapore) (1)                                        2,600,000          27,014
Solectron Corp.  (1)                                                                  7,000,000          26,180
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                         3,425,000          12,455

DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.82%
Telefonica, SA (ADR) (Spain)                                                            842,965          29,141
Deutsche Telekom AG (Germany) (1)                                                     1,100,000          16,745
Royal KPN NV (Netherlands) (1)                                                        2,140,000          15,158
AT&T Corp.                                                                              230,000           4,428
NTL Inc., Series A, warrants, expire 2011  (1)                                           43,375              50

FOOD & STAPLES RETAILING  -  0.68%
Walgreen Co.                                                                            800,000          24,080
Whole Foods Market, Inc.  (1)                                                           400,000          19,012
Wal-Mart de Mexico, SA de CV, Series V (ADR) (Mexico)                                   266,400           7,853
Wal-Mart de Mexico, SA de CV, Series V                                                1,250,000           3,682
Wal-Mart de Mexico, SA de CV, Series C                                                    5,477              15

ENERGY EQUIPMENT & SERVICES  -  0.68%
Halliburton Co.                                                                       1,094,800          25,180
Schlumberger Ltd.                                                                       300,000          14,271
Nabors Industries Ltd.  (1)                                                             200,000           7,910
Patterson-UTI Energy, Inc.  (1)                                                         220,000           7,128

MULTI-UTILITIES & UNREGULATED POWER  -  0.62%
Questar Corp.                                                                           750,000          25,103
El Paso Corp.                                                                         3,000,000          24,240

HEALTH CARE PROVIDERS & SERVICES  -  0.59%
Express Scripts, Inc.  (1)                                                              400,000          27,328
Caremark Rx, Inc.  (1)                                                                  450,000          11,556
Lincare Holdings Inc.  (1)                                                              270,000           8,508

MACHINERY  -  0.50%
Illinois Tool Works Inc.                                                                350,000          23,048
Deere & Co.                                                                             375,000          17,138

HOUSEHOLD DURABLES  -  0.46%
Yankee Candle Company, Inc.  (1)                                                      1,600,000          37,152

CAPITAL MARKETS  -  0.45%
Allied Capital Corp.                                                                  1,000,000          23,100
Bank of New York Co., Inc.                                                              450,000          12,938

DIVERSIFIED FINANCIAL SERVICES -  0.43%
CIT Group Inc.                                                                        1,400,000          34,510

FOOD PRODUCTS  -  0.43%
Unilever NV, New York registered (Netherlands)                                          480,000          25,920
General Mills, Inc.                                                                     175,000           8,297

CHEMICALS  -  0.25%
Valspar Corp.                                                                           466,100          19,679

OTHER INDUSTRIES -  0.55%
Applera Corp. - Applied Biosystems Group                                                965,600          18,375
Rio Tinto PLC (United Kingdom)                                                          400,000           7,534
Sun Microsystems, Inc.  (1)                                                           1,500,000           6,900
Hewlett-Packard Co.                                                                     284,625           6,063
Dell Computer Corp.  (1)                                                                160,000           5,114

MISCELLANEOUS  -  1.83%
Other equity securities in initial period of acquisition                                                146,020

                                                                                                ----------------
Total equity securities (cost: $6,207,637,000)                                                        7,061,633
                                                                                                ----------------


                                                                                      Principal          Market
                                                                                         amount           value
Bonds & notes                                                                              (000)           (000)
----------------------------------------------------------------------------------------------------------------

MEDIA  -  0.02%
AOL Time Warner Inc. 5.625% 2005                                                 $        1,960           2,082

                                                                                                ----------------
Total bonds & notes (cost: $1,871,000)                                                                    2,082
                                                                                                ----------------


                                                                                      Principal          Market
                                                                                         amount           value
Short-term securities                                                                      (000)           (000)
----------------------------------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES  -  5.73%
Corporate Asset Funding Co. Inc. 0.95%-1.24% due 7/10-8/1/03 (4)                         81,700          81,648
Preferred Receivables Funding Corp. 1.05%-1.20% due 7/9-8/4/03 (4)                       67,100          67,061
Coca-Cola Co. 0.95%-1.11% due 7/25-9/9/03                                                56,300          56,223
American Express Credit Corp. 1.22% due 7/11-7/18/03                                     44,300          44,278
Edison Asset Securitization LLC 1.24% due 7/1/03 (4)                                     42,100          42,099
Pfizer Inc 0.96%-1.14% due 7/15-8/5/03 (4)                                               36,300          36,273
Triple-A One Funding Corp. 1.05%-1.25% due 7/8-7/25/03 (4)                               30,100          30,082
Bank of America Corp. 1.23% due 7/7/03                                                   25,000          24,994
Johnson & Johnson 1.21%-1.22% due 7/10-7/24/03 (4)                                       20,800          20,784
E.I. du Pont de Nemours & Co. 0.97% due 8/8/03                                           20,100          20,079
FCAR Owner Trust I 1.24% due 7/18/03                                                     20,000          19,988
SBC International Inc. 1.06% due 7/29/03 (4)                                             15,000          14,987

FEDERAL AGENCY DISCOUNT NOTES  -  5.72%
Fannie Mae 1.06%-1.20% due 7/2-9/10/03                                                  243,009         242,768
Federal Home Loan Bank 0.91%-1.16% due 7/18-9/12/03                                     110,700         110,567
Freddie Mac 1.145%-1.21% due 7/17-10/29/03                                              104,600         104,438

CERTIFICATES OF DEPOSIT  -  0.38%
Wells Fargo & Co. 1.23% due 7/16/03                                                      30,000          30,000

                                                                                                ----------------
Total short-term securities (cost: $946,243,000)                                                        946,269
                                                                                                ----------------

Total investment securities (cost: $7,155,751,000)                                                    8,009,984

New Taiwanese Dollar (cost: $2,920,000)                                               NT$97,563           2,827

Other assets less liabilities                                                                           (12,563)
                                                                                                ----------------

Net assets                                                                                           $8,000,248
                                                                                                ================

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the Board of Trustees.
(3) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(4) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements


INTERNATIONAL FUND
                                            Investment portfolio, June 30, 2003
unaudited



                                                                                Shares      Market
                                                                                             value
Stocks (common & preferred)                                                                   (000)
------------------------------------------------------------------------------------------------------

OIL & GAS  -  8.27%
Petro-Canada (Canada)                                                          740,000      29,497
Husky Energy Inc. (Canada)                                                   2,250,000      29,087
ENI SpA (Italy)                                                              1,650,000      24,950
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)       1,193,000      23,574
Norsk Hydro AS (Norway)                                                        410,000      20,120
"Shell" Transport and Trading Co., PLC (ADR)                                   320,000      12,752
"Shell" Transport and Trading Co., PLC (United Kingdom)                        540,000       3,569
Canadian Natural Resources, Ltd. (Canada)                                      400,000      15,882
Nexen Inc. (Canada)                                                            421,762      10,640


COMMERCIAL BANKS  -  7.37%
Allied Irish Banks, PLC (Ireland)                                            2,140,803      32,170
Kookmin Bank (South Korea)                                                     747,850      22,567
HSBC Holdings PLC (United Kingdom)                                           1,654,000      19,568
Bank of Nova Scotia (Canada)                                                   315,000      13,985
Societe Generale (France)                                                      212,500      13,466
Svenska Handelsbanken Group, Class A (Sweden)                                  765,000      12,521
ABN AMRO Holding NV (Netherlands)                                              600,000      11,468
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable
 preferred 2005, units (Japan)                                           1,317,000,000      10,158
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR) (Brazil)                  360,000       6,178
Lloyds TSB Group PLC (United Kingdom)                                          700,000       4,976
Westpac Banking Corp. (Australia)                                              403,900       4,402


DIVERSIFIED TELECOMMUNICATION SERVICES  -  7.34%
Telekom Austria AG (Austria) (1)                                             6,215,000      70,492
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                          649,000      20,392
Royal KPN NV (Netherlands) (1)                                               2,542,300      18,007
Telefonica, SA (Spain) (1)                                                   1,453,402      16,869
Deutsche Telekom AG (Germany)                                                  670,000      10,199
BCE Inc. (Canada)                                                              347,398       7,971
Philippine Long Distance Telephone Co. (Philippines) (1)                       205,000       2,167
Philippine Long Distance Telephone Co. (ADR) (1)                               154,000       1,659
Swisscom AG (Switzerland)                                                       10,000       2,845
Telewest Communications PLC (United Kingdom) (1)                             8,500,000         246
Bayan Telecommunications Holdings Corp., Class A (Philippines) (1) (2) (3)      43,010
Bayan Telecommunications Holdings Corp., Class B  (1) (2) (3)                   14,199


PHARMACEUTICALS  -  7.21%
AstraZeneca PLC  (United Kingdom)                                              995,500      40,247
Shionogi & Co., Ltd. (Japan)                                                 2,379,000      32,231
Novo Nordisk A/S, Class B (Denmark)                                            663,300      23,219
Aventis (France)                                                               271,600      14,938
Sanofi-Synthelabo (France)                                                     251,800      14,742
UCB NV (Belgium)                                                               483,894      13,254
H. Lundbeck A/S (Denmark)                                                      420,953       8,523
Elan Corp., PLC (ADR) (Ireland) (1)                                            200,000       1,128

FOOD PRODUCTS  -  6.76%
Nestle SA (Switzerland)                                                        224,020      46,264
Koninklijke Numico NV, Class C (Netherlands)                                 2,585,000      39,766
Unilever NV (Netherlands)                                                      290,000      15,554
Unilever NV, New York registered                                               200,000      10,800
Groupe Danone (France)                                                         121,200      16,766
Unilever PLC (United Kingdom)                                                1,223,171       9,752


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  5.63%
Rohm Co., Ltd. (Japan)                                                         299,200      32,613
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                    18,286,892      30,204
Samsung Electronics Co., Ltd. (South Korea)                                     76,000      22,615
Tokyo Electron Ltd. (Japan)                                                    331,000      15,683
ASML Holding NV (Netherlands) (1)                                            1,550,000      14,716


WIRELESS TELECOMMUNICATION SERVICES  -  4.43%
Bouygues SA (France)                                                         1,080,000      29,806
Vodafone Group PLC (United Kingdom)                                          8,500,000      16,643
mm02 PLC (United Kingdom) (1)                                               14,800,000      13,878
America Movil SA de CV, Series L (ADR) (Mexico)                                480,000       9,000
NTT DoCoMo, Inc. (Japan)                                                         3,900       8,444
KDDI Corp. (Japan)                                                               2,130       8,248
China Unicom Ltd. (China)                                                    7,478,200       5,083


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  4.25%
Samsung SDI Co., Ltd. (South Korea)                                            205,000      15,551
Murata Manufacturing Co., Ltd. (Japan)                                         385,000      15,132
Hirose Electric Co., Ltd. (Japan)                                              171,000      14,140
Samsung Electro-Mechanics Co., Ltd. (South Korea)                              410,000      13,489
Hoya Corp. (Japan)                                                             175,000      12,051
Orbotech Ltd. (Israel) (1)                                                     550,000       9,146
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                2,166,980       7,880


BEVERAGES  -  3.87%
Heineken NV (Netherlands)                                                      960,000      34,054
Orkla AS (Norway)                                                            1,877,942      32,450
Southcorp Ltd. (Australia)                                                   6,861,165      12,977


MEDIA  -  3.56%
Mediaset SpA (Italy)                                                         4,100,000      34,689
News Corp. Ltd. (ADR) (Australia)                                              362,000      10,958
News Corp. Ltd., preferred                                                     205,546       1,267
News Corp. Ltd.                                                                100,153         752
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico)         360,000      12,420
Nippon Television Network Corp. (Japan)                                         42,000       5,005
Pearson PLC (United Kingdom)                                                   500,000       4,676
SET Satellite (Singapore) Pte. Ltd. (India)  (1) (2) (3)                       800,276       2,155
SET India Ltd. (India) (1) (2) (3)                                              32,200       1,109
KirchMedia GmbH & Co. KGaA, nonvoting (Germany) (1) (2) (3)                    675,511
KirchPayTV GmbH & Co. KGaA, nonvoting (Germany)  (1) (2) (3)                   239,788


METALS & MINING  -  3.34%
Cia. Vale do Rio Doce (ADR) (Brazil)                                           448,500      13,302
Cia. Vale do Rio Doce, preferred nominative                                    298,000       8,156
Alumina Ltd. (Australia)                                                     5,327,223      14,542
WMC Resources Ltd (Australia) (1)                                            5,777,223      13,600
Xstrata PLC (United Kingdom)                                                 1,708,500      11,362
BHP Billiton PLC (United Kingdom)                                            1,500,000       7,906

AUTOMOBILES  -  3.08%
Honda Motor Co., Ltd. (Japan)
Suzuki Motor Corp. (Japan)                                                     931,000      35,274
Renault SA (France)                                                          2,030,000      26,404
                                                                                30,650       1,620

CHEMICALS  -  2.60%
Nitto Denko Corp. (Japan)
L'Air Liquide (France)                                                         764,200      25,009
Linde AG (Germany)                                                             120,000      17,785
                                                                               284,500      10,484

SPECIALTY RETAIL  -  2.29%
Fast Retailing Co., Ltd. (Japan)                                               599,800      18,530
Dixons Group PLC (United Kingdom)                                            6,342,341      13,833
INDITEX SA (Spain)                                                             492,777      12,389
Kingfisher PLC (United Kingdom)                                                484,752       2,221

FOOD & STAPLES RETAILING  -  1.97%
Wal-Mart de Mexico, SA de CV, Series C (Mexico)                              7,080,000      18,989
Woolworths Ltd. (Australia)                                                  1,400,307      11,759
Koninklijke Ahold NV (Netherlands)                                           1,180,000       9,794


TEXTILES, APPAREL & LUXURY GOODS  -  1.96%
Cie. Financiere Richemont AG, units, Class A (Switzerland)                   2,485,000      40,211


INSURANCE  -  1.86%
PartnerRe Holdings Ltd. (Polynational)                                         376,300      19,233
AEGON NV (Netherlands)                                                         988,000       9,890
Allianz AG (Germany)                                                            75,000       6,208
Allianz AG (2)                                                                  35,000       2,897


AIRLINES  -  1.74%
Ryanair Holdings PLC (ADR) (Ireland) (1)                                       260,000      11,674
Ryanair Holdings PLC (1)                                                       346,200       2,492
Deutsche Lufthansa AG (Germany)                                                940,000      10,975
British Airways PLC (United Kingdom) (1)                                     2,846,900       7,126
Qantas Airways Ltd. (Australia)                                              1,568,900       3,441


DIVERSIFIED FINANCIAL SERVICES  -  1.64%
ING Groep NV (Netherlands)                                                   1,214,310      21,092
Groupe Bruxelles Lambert SA (Belgium)                                          280,000      12,665


PAPER & FOREST PRODUCTS  -  1.48%
UPM-Kymmene Corp. (Finland)                                                  2,090,000      30,495


ELECTRIC UTILITIES  -  1.13%
Scottish Power PLC (United Kingdom)                                          3,865,184      23,247
Manila Electric Co., Class A, share purchase right, expire 2003
 (Philippines) (1) (3)                                                         560,000          92


CONSTRUCTION MATERIALS  -  0.82%
Holcim Ltd. (Switzerland)                                                      250,000       9,245
Cemex, SA de CV, ordinary participation certificates, units (ADR) (Mexico)     331,836       7,397
Cemex, SA de CV, warrants, expire 2004  (1)                                     92,038         115


THRIFTS & MORTGAGE FINANCE  -  0.80%
Housing Development Finance Corp. Ltd. (India) (2)                           1,866,000      16,448


OFFICE ELECTRONICS  -  0.78%
Canon, Inc. (Japan)                                                            350,000      16,059


HEALTH CARE PROVIDERS & SERVICES  -  0.65%
Fresenius Medical Care AG, preferred (Germany)                                 380,000      13,393


INDUSTRIAL CONGLOMERATES  -  0.55%
Siemens AG (Germany)                                                           230,000      11,261


MACHINERY  -  0.50%
Metso Oyj (Finland)                                                            630,000       5,605
Invensys PLC (United Kingdom)                                                7,262,500       2,460
Volvo AB, Class B (Sweden)                                                     100,950       2,220


COMPUTERS & PERIPHERALS  -  0.47%
Quanta Computer Inc. (Taiwan)                                                3,707,650       7,682
Opticom ASA (Norway) (1)                                                       183,100       2,025


COMMERCIAL SERVICES & SUPPLIES  -  0.43%
Brambles Industries Ltd. (Australia)                                         2,000,000       6,130
Securitas AB, Class B (Sweden)                                                 155,000       1,588
Vedior NV (Netherlands)                                                        120,000       1,087


ELECTRICAL EQUIPMENT  -  0.39%
Johnson Electric Holdings Ltd. (Hong Kong)                                   6,461,500       7,996


SOFTWARE  -  0.38%
SAP AG (Germany)                                                                67,000       7,845


HOUSEHOLD DURABLES  -  0.27%
Sony Corp. (Japan)                                                             200,000       5,629


BUILDING PRODUCTS  -  0.26%
Asahi Glass Co., Ltd. (Japan)                                                  860,000       5,335


OTHER INDUSTRIES  -  0.29%
Kimberly-Clark de Mexico, SA de CV, Class A(Mexico)                          1,600,000       4,268
Hilton Group PLC (United Kingdom)                                              298,100         906
Lumenis Ltd. (Israel) (1)                                                      355,000         600
Zhejiang Expressway Co. Ltd., Class H (China)                                  248,000         103

                                                                                       ---------------
Total stocks (cost: $1,897,413,000)                                                      1,816,489
                                                                                       ---------------

                                                                             Principal
                                                                                amount
Convertible debentures                                                            (000)
------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.11%
COLT Telecom Group PLC 2.00% 2006 (United Kingdom)                          Euro 2,400      $2,314
                                                                                       ---------------

Total convertible debentures (cost: $3,893,000)                                              2,314
                                                                                       ---------------


MISCELLANEOUS  -  1.78%
------------------------------------------------------------------------------------------------------
                                                                                       ---------------
Other equity securities in initial period of acquisition                                    36,515
                                                                                       ---------------


                                                                                       ---------------
Total equity securities (cost: $1,901,306,000)                                           1,855,318
                                                                                       ---------------

                                                                             Principal      Market
                                                                                amount       value
Bonds & notes                                                                     (000)       (000)
------------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT  -  0.03%
Elektrim Finance BV 2.00% 2005 (Poland) (3)                                 Euro   901         621


                                                                                       ---------------
Total bonds and notes (cost: $607,000)                                                         621
                                                                                       ---------------

                                                                       Shares/principal     Market
                                                                                amount       value
Short-term securities                                                                         (000)
------------------------------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES  -  9.63%
HBOS Treasury Services PLC 1.15%-1.235% due 7/7-7/9/03                         $31,300      31,290
BMW U.S. Capital Corp. 1.20% due 8/25/03                                        31,200      31,142
New Center Asset Trust 1.35% due 7/1/03                                         20,000      19,999
Stadshypotek Delaware Inc. 1.04% due 8/12/03 (2)                                20,000      19,975
KFW International Finance Inc. 1.20% due 7/10/03 (2)                            17,500      17,494
Shell Finance (U.K.) PLC 1.07% due 7/14/03                                      17,500      17,493
Toyota Motor Credit Corp. 1.00% due 7/23/03 (2)                                 14,300      14,291
American Honda Finance Corp. 1.01% due 8/7/03                                   13,300      13,286
UBS Finance (Delaware) LLC 1.31% due 7/1/03                                     12,200      12,200
Netjets Inc. 1.18% due 8/8/03 (2)                                               10,500      10,487
ABN AMRO North America Finance Inc. 1.03% due 7/16/03                           10,200      10,195


FEDERAL AGENCY DISCOUNT NOTES  -  0.40%
Federal Home Loan Bank 1.15% due 7/18/03                                         8,200       8,195
                                                                                       ---------------
                                                                                       ------------
Total short-term securities (cost: $206,047,000)                                           206,047
                                                                                       ------------
Total investment securities (cost: $2,107,960,000)                                       2,061,986
New Taiwanese Dollar (cost: $1,606,000)                                      NT 53,008       1,536
Other assets less liabilities                                                               (8,068)
                                                                                       ---------------
Net assets                                                                              $2,055,454
                                                                                       ===============

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

NEW WORLD FUND
                                        Investment portfolio as of June 30, 2003
unaudited


                                                                                                              Market
                                                                                               Shares          value
Equity Securities                                                                                               (000)
---------------------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS  -  8.02%
Shinhan Financial Group Co., Ltd. (South Korea)                                               213,230    $     2,225
Erste Bank der oesterreichischen Sparkassen AG (Austria)                                       17,919          1,583
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR) (Brazil)                                  90,400          1,551
Allied Irish Banks, PLC (Ireland)                                                             101,675          1,528
Bank Zachodni WBK SA (Poland)                                                                  75,697          1,305
HSBC Holdings PLC (United Kingdom)                                                             95,000          1,127
National Savings and Commercial Bank Ltd. (formerly OTP Bank Rt.) (Hungary)                   109,000          1,054
Australia and New Zealand Banking Group Ltd. (Australia)                                       80,000            999
Korea Exchange Bank (South Korea) (1)                                                         263,220            814
Itausa - Investimentos Itau SA, preferred nominative (Brazil)                                 896,838            706
United Overseas Bank Ltd. (Singapore)                                                         100,000            704
Kookmin Bank (South Korea)                                                                     20,000            604
ICICI Bank Ltd. (India) (1)                                                                   125,074            405
ICICI Bank Ltd. (ADR) (1)                                                                       8,000             58
Bank of the Philippine Islands (Philippines)                                                  537,180            462


BEVERAGES  -  7.84%
Coca-Cola Co. (USA)                                                                           104,500          4,850
Fomento Economico Mexicano, SA de CV (ADR) (Mexico)                                            52,000          2,142
Cia. de Bebidas das Americas - AmBev, preferred nominative (ADR) (Brazil)                      94,000          1,913
Anheuser-Busch Companies, Inc. (USA)                                                           30,000          1,531
PepsiCo, Inc. (USA)                                                                            33,900          1,509
Orkla AS (Norway)                                                                              86,142          1,489
Heineken NV (Netherlands)                                                                      38,000          1,348


DIVERSIFIED TELECOMMUNICATION SERVICES  -  6.18%
Cia. de Telecomunicaciones de Chile SA (ADR) (Chile)                                          184,100          2,172
Portugal Telecom, SA (Portugal)                                                               290,000          2,077
Philippine Long Distance Telephone Co. (Philippines) (1)                                      190,000          2,008
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B
 (Indonesia)                                                                                3,020,000          1,694
Telefonos de Mexico, SA de CV, Class L (ADR) (Mexico)                                          45,000          1,414
Magyar Tavkozlesi Rt. (ADR) (Hungary)                                                          60,000          1,032
Bharti Tele-Ventures Ltd. (India) (1)                                                         790,000            665
KT Corp. (ADR) (South Korea)                                                                   30,000            591


METALS & MINING  -  4.54%
Cia. Vale do Rio Doce, Class A, preferred nominative (Brazil)                                  76,000          2,080
Cia. Vale do Rio Doce, ordinary nominative (ADR) (Brazil)                                      21,900            650
Phelps Dodge Corp. (USA) (1)                                                                   65,000          2,492
Xstrata PLC (United Kingdom)                                                                  205,000          1,364
Freeport-McMoRan Copper & Gold Inc., Class B (USA)                                             31,000            760
BHP Billiton PLC (United Kingdom)                                                             142,664            752
Anglo American PLC (United Kingdom)                                                            29,467            457


FOOD PRODUCTS  -  4.25%
Nestle India Ltd. (India)                                                                     171,550          2,158
Unilever PLC (United Kingdom)                                                                 173,282          1,381
Nestle SA (Switzerland)                                                                         6,655          1,374
Unilever NV (Netherlands)                                                                      20,000          1,073
Groupe Danone (France)                                                                          7,491          1,036
Sara Lee Corp. (USA)                                                                           53,000            997


OIL & GAS  -  4.01%
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                        115,000          2,272
LUKoil Holding (ADR) (Russia)                                                                  21,400          1,693
PTT Exploration and Production PCL (Thailand)                                                 335,000          1,282
Nexen Inc. (Canada)                                                                            31,124            785
Noble Energy, Inc. (USA)                                                                       15,000            567
Sasol Ltd. (South Africa)                                                                      50,000            560
"Shell" Transport and Trading Co., PLC (ADR) (United Kingdom)                                  10,000            399


PHARMACEUTICALS  -  3.87%
Dr. Reddy's Laboratories Ltd. (India)                                                          88,000          2,076
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                             32,000          1,822
AstraZeneca PLC (United Kingdom)                                                               31,800          1,289
PLIVA DD (GDR) (Croatia)                                                                       80,000          1,108
Aventis (France)                                                                               18,000            990


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  3.64%
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                                 539,925          1,964
Samsung SDI Co., Ltd. (South Korea)                                                            20,000          1,517
Kingboard Chemical Holdings Ltd. (Hong Kong)                                                1,480,000          1,234
Venture Corp. Ltd. (Singapore)                                                                101,000            924
Samsung Electro-Mechanics Co., Ltd. (South Korea)                                              26,000            855
Orbotech Ltd. (Israel) (1)                                                                     22,000            366


WIRELESS TELECOMMUNICATION SERVICES  -  3.00%
China Unicom Ltd. (China)                                                                   2,838,000          1,929
Maxis Communications Bhd. (Malaysia)                                                          794,000          1,192
GLOBE TELECOM, Inc. (Philippines)                                                             103,750          1,174
China Mobile (Hong Kong) Ltd. (China)                                                         330,000            779
America Movil SA de CV, Series L (ADR) (Mexico)                                                30,500            572


CONSTRUCTION MATERIALS  -  2.78%
Associated Cement Companies Ltd. (India)                                                      470,000          1,695
Cemex, SA de CV, ordinary participation certificates, units (ADR) (Mexico)                     69,650          1,552
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)                                          760,000          1,472
Holcim Ltd. (Switzerland)                                                                      14,000            518


AUTOMOBILES  -  2.48%
Suzuki Motor Corp. (Japan)                                                                    193,000          2,510
Honda Motor Co., Ltd. (Japan)                                                                  57,000          2,160


PERSONAL PRODUCTS  -  2.17%
Avon Products, Inc. (USA)                                                                      65,800          4,093


THRIFTS & MORTGAGE FINANCE  -  2.03%
Housing Development Finance Corp. Ltd. (India)                                                407,100          3,588
Housing Development Finance Corp. Ltd. (2)                                                     28,000            247


PAPER & FOREST PRODUCTS  -  1.82%
Votorantim Celulose e Papel SA, preferred nominative (ADR) (Brazil)                           130,000          2,514
Sappi Ltd. (South Africa)                                                                      76,000            919


FOOD & STAPLES RETAILING  -  1.50%
Wal-Mart de Mexico, SA de CV, Series V (ADR) (Mexico)                                          62,000          1,828
Wal-Mart de Mexico, SA de CV, Series V                                                        200,000            589
Migros Turk TAS (Turkey)                                                                   42,000,000            418


MEDIA  -  1.47%
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico)                         39,500          1,363
ABS-CBN Holdings Corp. (PDR) (Philippines) (1)                                              2,250,000            768
Independent News & Media PLC (Ireland)                                                        357,434            648


COMMERCIAL SERVICES & SUPPLIES  -  1.45%
Sylvan Learning Systems, Inc. (USA) (1)                                                       120,000          2,741


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.44%
Samsung Electronics Co., Ltd. (South Korea)                                                     9,100          2,708


AEROSPACE & DEFENSE  -  1.31%
EMBRAER - Empresa Brasileira de Aeronautica SA, preferred nominative(ADR)
 (Brazil)                                                                                     128,805          2,460


HOUSEHOLD PRODUCTS  -  0.86%
Kimberly-Clark de Mexico, SA de CV, Class A, ordinary participation certificates
 (Mexico)                                                                                     609,000          1,625


ELECTRIC UTILITIES  -  0.78%
Huaneng Power International, Inc., Class H (China)                                          1,287,000          1,469


MULTI-UTILITIES & UNREGULATED POWER  -  0.67%
AES Corp. (USA) (1)                                                                           200,000          1,270


GAS UTILITIES  -  0.64%
Gas Natural SDG, SA (Spain)                                                                    60,000          1,205


IT SERVICES  -  0.48%
Sabre Holdings Corp., Class A (USA)                                                            24,155            595
Infosys Technologies Ltd. (India)                                                               4,500            318


REAL ESTATE  -  0.48%
SM Prime Holdings, Inc. (Philippines)                                                       8,110,000            895


DISTRIBUTORS  -  0.45%
Li & Fung Ltd. (Hong Kong)                                                                    660,000            851


ELECTRICAL EQUIPMENT  -  0.44%
Johnson Electric Holdings Ltd. (Hong Kong)                                                    667,000            825


CHEMICALS  -  0.37%
Hyosung Corp. (South Korea)                                                                    62,400            675
Asian Paints (India) Ltd. (India)                                                               2,350             19


INSURANCE  -  0.35%
American International Group, Inc. (USA)                                                       12,000            662


BUILDING PRODUCTS  -  0.33%
Asahi Glass Co., Ltd. (Japan)                                                                 100,000            620


CONSTRUCTION & ENGINEERING  -  0.32%
Daelim Industrial Co., Ltd. (South Korea)                                                      35,000            610


OTHER INDUSTRIES  -  0.53%
First Pacific Co. Ltd. (Hong Kong) (1)                                                      2,310,360            403
Quanta Computer Inc. (Taiwan)                                                                 194,000            402
China Oilfield Services Ltd., Class H (China)                                                 739,300            166
Lumenis Ltd. (Israel) (1)                                                                      13,000             22


MISCELLANEOUS  -  4.77%
Other equity securities in initial period of acquisition                                                       8,985


                                                                                                      ---------------
Total equity securities (cost: $133,062,000)                                                                 141,891
                                                                                                      ---------------



                                                                                            Principal         Market
                                                                                               amount          value
Bonds & notes                                                                                    (000)          (000)
---------------------------------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES  -  0.30%
Cellco Finance NV 12.75% 2005                                                          $          350     $      368
PTC International Finance BV 0%/10.75% 2007 (3)                                                   189            196


ELECTRICAL EQUIPMENT  -  0.08%
Elektrim Finance BV 2.00% 2005 (4)                                                                212            146


OIL & GAS  -  0.05%
Petrozuata Finance, Inc., Series B, 8.22% 2017 (2)  (5)                                           100             88


NON U.S. GOVERNMENT OBLIGATIONS - 14.30%

Russian Federation:
  8.25% 2010                                                                                    2,250          2,606
  5.00% 2030 (2)  (6)                                                                           2,656          2,583
  5.00% 2030 (6)                                                                                1,000            972
  8.25% 2010 (2)                                                                                  366            424

United Mexican States Government Eurobonds, Global:
  6.375% 2013                                                                                   2,000          2,125
  8.625% 2008                                                                                   1,154          1,387
  11.375% 2016                                                                                    908          1,323
  10.375% 2009                                                                                    750            972
  9.875% 2010                                                                                     125            161

Panama (Republic of):
  8.25% 2008                                                                                    1,460          1,617
  Global 9.375% 2029                                                                              835            967
  Global 9.375% 2023                                                                              392            438
  Interest Reduction Bond 5.00% 2014 (6)                                                          411            373

Philippines (Republic of):
  8.375% 03-12-09                                                                               1,665          1,777
  10.625% 2025                                                                                    650            758
  8.875% 2008                                                                                     335            369

Turkey (Republic of):
  Treasury Bill 0% 2004 (1)                                                          TRL2,467,870,000          1,383
  11.875% 2030                                                                                  1,225          1,269

Peru (Republic of) 9.125% 2012                                                                  2,000          2,137

Brazil (Federal Republic of):
  10.125% 2027                                                                                  1,175          1,028
  14.50% 2009                                                                                     450            522
  2.188% 2009 (6)                                                                                 349            295
  Bearer 8.00% 2014 (7)                                                                           308            272

Argentina (Republic of):
  12.25% 2018 (7)  (8)                                                                          1,050            328
  7.00%/15.50% 2008 (3)  (8)                                                                      389            128
  12.00% 2031 (7)  (8)                                                                            305             95

Colombia (Republic of) Global 10.75% 2013                                                         425            498
Venezuela (Republic of) 9.25% 2027                                                                200            149




                                                                                                      ---------------
Total bonds and notes (cost: $25,178,000)                                                                     27,754
                                                                                                      ---------------



                                                                                            Principal         Market
                                                                                               amount          value
Short-term securities                                                                            (000)          (000)
---------------------------------------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES  -  9.49%
General Electric Capital Corp. 1.32% due 7/1/03                                                 4,000          4,000
Preferred Receivables Funding Corp. 1.18% due 7/11/03 (2)                                       3,600          3,598
Danske Corp. 1.24% due 7/7/03                                                                   3,500          3,498
Asset Securitization Cooperative Corp. 1.22% due 7/18/03 (2)                                    3,200          3,198
Toyota Motor Credit Corp. 1.02% due 8/8/03 (2)                                                  2,000          1,998
HBOS Treasury Services PLC 1.51% due 7/7/03                                                     1,600          1,600

Total short-term securities (cost: $17,893,000)                                                               17,892

Total investment securities (cost: $176,133,000)                                                             187,537
New Taiwanese Dollar (cost $65,000)                                                         NT$ 2,160             63
Other assets less liabilities                                                                                    899
                                                                                                      ---------------

Net assets                                                                                                  $188,499
                                                                                                      ===============

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Step bond; coupon rate will increase at a later date.
(4) Valued under fair value procedures adopted by authority of the Board of Trustees.
(5) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(6) Coupon rate may change periodically.
(7) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(8) Company not making scheduled interest payments;
    bankruptcy proceedings pending.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
PDR = Philippine Depositary Receipts

See Notes to Financial Statements

BLUE CHIP INCOME AND GROWTH FUND
                                       Investment portfolio as of June 30, 2003
unaudited

                                                                                                Market
                                                                                                 value
Equity securities (common & preferred stocks)                                     Shares          (000)
-------------------------------------------------------------------------------------------------------

PHARMACEUTICALS  -  6.92%
Eli Lilly and Co.                                                                292,400       $20,167
AstraZeneca PLC (ADR) (United Kingdom)                                           320,000        13,046
Pfizer Inc                                                                       350,000        11,953
Bristol-Myers Squibb Co.                                                         315,000         8,552
Merck & Co., Inc.                                                                 90,000         5,450
Schering-Plough Corp.                                                            275,000         5,115

COMPUTERS & PERIPHERALS  -  6.33%
International Business Machines Corp.                                            295,000        24,337
Hewlett-Packard Co.                                                            1,125,000        23,963
EMC Corp.  (1)                                                                 1,000,000        10,470

OIL & GAS  -  6.21%
ChevronTexaco Corp.                                                              310,000        22,382
Exxon Mobil Corp.                                                                350,000        12,568
Marathon Oil Corp.                                                               250,000         6,588
ConocoPhillips                                                                   120,000         6,576
Unocal Corp.                                                                     220,000         6,312
Royal Dutch Petroleum Co., New York registered (Netherlands)                      70,000         3,263

DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.93%
Sprint Corp. - FON Group                                                       1,375,000        19,800
AT&T Corp.                                                                       860,000        16,555
Verizon Communications Inc.                                                      180,000         7,101
SBC Communications Inc.                                                           90,000         2,300

THRIFTS & MORTGAGE FINANCE  -  4.28%
Fannie Mae                                                                       588,600        39,695

SPECIALTY RETAIL  -  4.12%
Lowe's Companies, Inc.                                                           525,000        22,549
TJX Companies, Inc.                                                              475,000         8,949
Gap, Inc.                                                                        195,400         3,666
Limited Brands, Inc.                                                             200,000         3,100

HEALTH CARE PROVIDERS & SERVICES  -  4.07%
HCA Inc.                                                                         510,000        16,340
Cardinal Health, Inc.                                                            190,000        12,217
IMS Health Inc.                                                                  513,800         9,243

FOOD PRODUCTS  -  3.96%
Unilever NV, New York registered (Netherlands)                                   450,000        24,300
H.J. Heinz Co.                                                                   250,000         8,245
Kraft Foods Inc., Class A                                                        130,000         4,232

HOTELS, RESTAURANTS & LEISURE  -  3.76%
McDonald's Corp.                                                                 825,000        18,199
Carnival Corp.                                                                   515,000        16,743

CONSUMER FINANCE  -  3.74%
Capital One Financial Corp.                                                      350,000        17,213
MBNA Corp.                                                                       560,000        11,670
SLM Corp.                                                                        150,000         5,876

CAPITAL MARKETS  -  3.61%
J.P. Morgan Chase & Co.                                                          780,000        26,660
Bank of New York Co., Inc.                                                       240,000         6,900

MULTILINE RETAIL  -  3.48%
Target Corp.                                                                     855,000        32,353

INSURANCE  -  3.12%
American International Group, Inc.                                               390,000        21,520
Jefferson-Pilot Corp.                                                            180,000         7,463

AEROSPACE & DEFENSE  -  2.78%
General Dynamics Corp.                                                           180,000        13,050
United Technologies Corp.                                                        165,000        11,687
Honeywell International Inc.                                                      39,900         1,071

AUTOMOBILES  -  2.71%
General Motors Corp.                                                             700,000        25,200

INDUSTRIAL CONGLOMERATES  -  2.67%
General Electric Co.                                                             865,000        24,808

ELECTRIC UTILITIES  -  2.25%
FPL Group, Inc.                                                                  129,600         8,664
Xcel Energy Inc.                                                                 500,000         7,520
TXU Corp.                                                                        166,700         3,742
FirstEnergy Corp.                                                                 25,901           996

IT SERVICES  -  2.22%
Electronic Data Systems Corp.                                                    580,000        12,441
Automatic Data Processing, Inc.                                                  240,000         8,126

CHEMICALS  -  2.05%
Dow Chemical Co.                                                                 380,000        11,765
Air Products and Chemicals, Inc.                                                 175,000         7,280

MACHINERY  -  1.90%
Caterpillar Inc.                                                                 165,000         9,184
Deere & Co.                                                                      185,000         8,455

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.65%
Texas Instruments Inc.                                                           510,000         8,976
Applied Materials, Inc.  (1)                                                     400,000         6,344

MULTI-UTILITIES & UNREGULATED POWER  -  1.54%
Duke Energy Corp.                                                                715,000        14,264

MEDIA  -  1.36%
AOL Time Warner Inc.  (1)                                                        400,000         6,436
Interpublic Group of Companies, Inc. (1)                                         465,000         6,222

PAPER & FOREST PRODUCTS  -  1.08%
Weyerhaeuser Co.                                                                 185,000         9,990

FOOD & DRUG RETAILING  -  1.06%
Albertson's, Inc.                                                                510,000         9,792

COMMERCIAL BANKS  -  1.00%
FleetBoston Financial Corp.                                                      220,000         6,536
Wells Fargo & Co.                                                                 54,300         2,737

HOUSEHOLD PRODUCTS  -  0.98%
Kimberly-Clark Corp.                                                             175,000         9,125

COMMERCIAL SERVICES & SUPPLIES  -  0.83%
Pitney Bowes Inc.                                                                200,000         7,682

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.73%
Sanmina-SCI Corp.  (1)                                                           575,000         3,628
Solectron Corp.  (1)                                                             834,300         3,120

ELECTRICAL EQUIPMENT  -  0.61%
Emerson Electric Co.                                                             110,000         5,621

SOFTWARE  -  0.55%
Microsoft Corp.                                                                  200,000         5,122

AIR FREIGHT & LOGISTICS  -  0.48%
United Parcel Service, Inc., Class B                                              70,000         4,459

ENERGY EQUIPMENT & SERVICES  -  0.46%
Schlumberger Ltd.                                                                 90,000         4,281

LEISURE EQUIPMENT & PRODUCTS  -  0.30%
Eastman Kodak Co.                                                                100,000         2,735

HEALTH CARE EQUIPMENT & SUPPLIES  -  0.21%
Applera Corp. - Applied Biosystems Group                                         100,000         1,903

MISCELLANEOUS  -  3.61%
Other equity securities in initial period of acquisition                                        33,517

                                                                                         --------------
Total equity securities (cost: $841,691,000)                                                   850,110
                                                                                         --------------


                                                                               Principal        Market
                                                                                  amount         value
Short-term securities                                                               (000)         (000)
-------------------------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES  -  7.45%
Netjets Inc. 1.20% due 7/11/03 (2)                                                10,000         9,996
Harley-Davidson Funding Corp. 0.92%-1.03% due 7/23-7/28/03 (2)                     9,600         9,594
Ciesco LLP 0.88%-1.12% due 7/24-8/14/03 (2)                                        9,100         9,089
Harvard University 0.89% due 9/17/03                                               8,400         8,381
E.I. du Pont de Nemours & Co. 0.93%-1.01% due 8/11/03                              5,100         5,094
Abbott Laboratories Inc. 1.07% due 7/1/03 (2)                                      5,000         5,000
Preferred Receivables Funding Corp. 0.98% due 7/28/03 (2)                          5,000         4,996
Verizon Network Funding Corp. 0.92% due 8/7/03                                     5,000         4,995
Triple-A One Funding Corp. 1.35% due 7/1/03 (2)                                    4,695         4,695
SBC International Inc. 0.92% due 7/24/03 (2)                                       4,200         4,197
American Express Credit Corp. 1.17% due 7/11/03                                    2,300         2,299
Merck & Co. Inc. 0.95% due 8/21/03                                                   800           799

FEDERAL AGENCY DISCOUNT NOTES  -  2.72%
Federal Home Loan Bank 0.97%-1.19% due 7/11-8/8/03                                22,700        22,680
Fannie Mae 1.09% due 8/12/03                                                       2,600         2,597

                                                                                         --------------
Total short-term securities (cost: $94,415,000)                                                 94,412
                                                                                         --------------

Total investment securities (cost: $936,106,000)                                               944,522
Other assets less liabilities                                                                  (16,021)
                                                                                         --------------

Net assets                                                                                    $928,501
                                                                                         ==============

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements

GROWTH-INCOME FUND
                                        Investment portfolio as of June 30, 2003

unaudited

                                                                                                          Market
                                                                                                           value
Stocks (common & preferred)                                                                 Shares          (000)
-----------------------------------------------------------------------------------------------------------------

OIL & GAS  -  6.40%
Petro-Canada (Canada)                                                                    4,100,000     $ 163,431
Marathon Oil Corp.                                                                       3,450,000        90,907
ChevronTexaco Corp.                                                                        970,000        70,034
Devon Energy Corp.                                                                       1,300,000        69,420
Husky Energy Inc. (Canada)                                                               2,742,800        35,458
Royal Dutch Petroleum Co., New York registered (Netherlands)                               650,000        30,303
Exxon Mobil Corp.                                                                          750,000        26,932
"Shell" Transport and Trading Co., PLC (ADR) (United Kingdom)                              568,900        22,671
"Shell" Transport and Trading Co., PLC                                                     486,600         3,216
Unocal Corp.                                                                               700,000        20,083
Noble Energy, Inc.                                                                         500,000        18,900
Ashland Inc.                                                                               450,000        13,806
ConocoPhillips                                                                             231,511        12,687


PHARMACEUTICALS  -  5.49%
Eli Lilly and Co.                                                                        1,710,000       117,939
Pfizer Inc (formed by the merger of Pharmacia Corp. and Pfizer Inc)                      3,041,500       103,867
Bristol-Myers Squibb Co.                                                                 3,210,000        87,151
AstraZeneca PLC (ADR) (United Kingdom)                                                   1,256,750        51,238
Forest Laboratories, Inc.  (1)                                                             864,800        47,348
Merck & Co., Inc.                                                                          500,000        30,275
Schering-Plough Corp.                                                                    1,580,000        29,388
Johnson & Johnson (formed by the merger of Scios Inc. and Johnson & Johnson)               550,000        28,435


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  4.08%
Texas Instruments Inc.                                                                   4,300,000        75,680
Applied Materials, Inc.  (1)                                                             4,300,000        68,198
Teradyne, Inc. (1)                                                                       2,150,000        37,216
Altera Corp.  (1)                                                                        1,850,000        30,340
Intel Corp.                                                                              1,200,000        24,941
Maxim Integrated Products, Inc.                                                            650,000        22,223
ASML Holding NV, New York registered (Netherlands) (1)                                   1,200,000        11,472
ASML Holding NV (1)                                                                      1,000,000         9,494
Analog Devices, Inc.  (1)                                                                  600,000        20,892
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan) (1)                           2,000,000        20,160
Xilinx, Inc.  (1)                                                                          750,000        18,982
LSI Logic Corp.  (1)                                                                     2,000,000        14,160
KLA-Tencor Corp.  (1)                                                                      300,000        13,947


INSURANCE  -  3.70%
American International Group, Inc.                                                       1,900,000       104,842
Manulife Financial Corp. (Canada)                                                        2,500,000        70,525
XL Capital Ltd., Class A                                                                   780,000        64,740
Allstate Corp.                                                                           1,100,000        39,215
Chubb Corp.                                                                                350,000        21,000
Jefferson-Pilot Corp.                                                                      500,000        20,730
Royal & Sun Alliance Insurance Group PLC (United Kingdom)                                4,500,000        10,317
UnumProvident Corp.                                                                        211,700         2,839


MEDIA  -  3.65%
AOL Time Warner Inc.  (1)                                                                6,750,000       108,608
News Corp. Ltd. (ADR) (Australia)                                                        1,100,000        33,297
News Corp. Ltd., preferred (ADR)                                                           900,000        22,545
Interpublic Group of Companies, Inc.                                                     3,087,600        41,312
Viacom Inc., Class B, nonvoting  (1)                                                       900,000        39,294
Clear Channel Communications, Inc.  (1)                                                    500,000        21,195
Dow Jones & Co., Inc.                                                                      450,000        19,363
Gannett Co., Inc.                                                                          200,000        15,362
Comcast Corp., Class A, special stock, nonvoting  (1)                                      500,000        14,415
Fox Entertainment Group, Inc., Class A  (1)                                                500,000        14,390


COMMERCIAL BANKS  -  3.01%
Wells Fargo & Co.                                                                        1,820,000        91,728
Bank of America Corp.                                                                      715,000        56,506
BANK ONE CORP.                                                                             768,012        28,555
FleetBoston Financial Corp.                                                                950,000        28,224
PNC Financial Services Group, Inc.                                                         550,000        26,845
Wachovia Corp.                                                                             430,000        17,183
SunTrust Banks, Inc.                                                                       200,000        11,868
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005,
  units (Japan)                                                                        720,000,000         5,553
Sumitomo Mitsui Financial Group, Inc. (formerly Sumitomo Mitsui Banking Corp.)
  (ADR) (Japan)                                                                          1,200,000         2,520
Mitsubishi Tokyo Financial Group, Inc. (ADR) (Japan)                                       600,000         2,748


COMMERCIAL SERVICES & SUPPLIES  -  2.91%
Allied Waste Industries, Inc.  (1)                                                       9,641,800        96,900
Pitney Bowes Inc.                                                                        1,382,200        53,090
ServiceMaster Co.                                                                        4,400,000        47,080
Avery Dennison Corp.                                                                       600,000        30,120
Robert Half International Inc.  (1)                                                      1,500,000        28,410
Waste Management, Inc.                                                                     299,300         7,210


CAPITAL MARKETS  -  2.82%
J.P. Morgan Chase & Co.                                                                  6,600,000       225,588
Bank of New York Co., Inc.                                                               1,000,000        28,750


MULTILINE RETAIL  -  2.80%
Dollar General Corp.                                                                     4,600,000        83,996
Kohl's Corp.  (1)                                                                        1,158,500        59,524
Target Corp.                                                                             1,200,000        45,408
Federated Department Stores, Inc.                                                        1,000,000        36,850
May Department Stores Co.                                                                1,200,000        26,712


COMMUNICATIONS EQUIPMENT  -  2.74%
Cisco Systems, Inc.  (1)                                                                 6,742,600       112,534
Lucent Technologies Inc. 8.00% convertible preferred 2031                                   84,123        83,939
Nokia Corp. (ADR) (Finland)                                                              2,150,000        35,324
Harris Corp.                                                                               500,000        15,025


HEALTH CARE PROVIDERS & SERVICES  -  2.55%
HCA Inc.                                                                                 2,030,000        65,041
Cardinal Health, Inc.                                                                      675,000        43,402
WellPoint Health Networks Inc.  (1)                                                        450,000        37,935
CIGNA Corp.                                                                                800,000        37,552
Aetna Inc.                                                                                 305,100        18,367
Service Corp. International  (1)                                                         4,000,000        15,480
IMS Health Inc.                                                                            700,000        12,593


COMPUTERS & PERIPHERALS  -  2.51%
International Business Machines Corp.                                                    1,040,000        85,800
Hewlett-Packard Co.                                                                      4,000,000        85,200
EMC Corp.  (1)                                                                           2,900,000        30,363
Dell Computer Corp.  (1)                                                                   600,000        19,176
Sun Microsystems, Inc.  (1)                                                              1,300,000         5,980


SPECIALTY RETAIL  -  2.41%
Lowe's Companies, Inc.                                                                   2,650,000       113,817
Gap, Inc.                                                                                3,137,300        58,856
Limited Brands, Inc.                                                                     1,500,000        23,250
Circuit City Stores, Inc.                                                                2,400,000        21,120


AEROSPACE & DEFENSE  -  2.31%
Honeywell International Inc.                                                             1,750,000        46,987
United Technologies Corp.                                                                  623,200        44,141
Lockheed Martin Corp.                                                                      700,000        33,299
Northrop Grumman Corp.                                                                     374,990        32,358
Raytheon Co.                                                                               800,000        26,272
General Dynamics Corp.                                                                     350,000        25,375


IT SERVICES  -  2.06%
Electronic Data Systems Corp.                                                            2,660,000        57,057
Ceridian Corp.  (1)                                                                      2,000,000        33,940
Concord EFS, Inc.  (1)                                                                   2,000,000        29,440
Computer Sciences Corp.  (1)                                                               650,000        24,778
Automatic Data Processing, Inc.                                                            650,000        22,009
Sabre Holdings Corp., Class A                                                              750,000        18,487


CONSUMER FINANCE  -  1.96%
Capital One Financial Corp.                                                              1,400,000        68,852
Providian Financial Corp.  (1)                                                           5,160,000        47,782
MBNA Corp.                                                                               1,500,000        31,260
American Express Co.                                                                       700,000        29,267


INDUSTRIAL CONGLOMERATES  -  1.94%
General Electric Co.                                                                     4,300,000       123,324
Tyco International Ltd.                                                                  2,750,000        52,195


FOOD PRODUCTS  -  1.74%
Del Monte Foods Co.  (1)                                                                 5,932,476        52,443
Sara Lee Corp.                                                                           2,200,000        41,382
General Mills, Inc.                                                                        700,000        33,187
H.J. Heinz Co.                                                                             900,000        29,682


SOFTWARE  -  1.73%
Microsoft Corp.                                                                          3,430,000        87,842
Oracle Corp.  (1)                                                                        4,070,000        48,921
PeopleSoft, Inc.  (1)                                                                      800,000        14,072
Cadence Design Systems, Inc.  (1)                                                          475,000         5,728


PERSONAL PRODUCTS  -  1.62%
Avon Products, Inc.                                                                      2,225,000       138,395
Estee Lauder Companies Inc., Class A                                                       225,000         7,544


ROAD & RAIL  -  1.48%
Norfolk Southern Corp.                                                                   4,395,600        84,396
Burlington Northern Santa Fe Corp.                                                       1,409,500        40,086
Union Pacific Corp.                                                                        150,000         8,703


TOBACCO  -  1.46%
Altria Group, Inc. (formerly Philip Morris Companies Inc.)                               2,400,000       109,056
R.J. Reynolds Tobacco Holdings, Inc.                                                       600,000        22,326


DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.40%
AT&T Corp.                                                                               3,690,000        71,032
Sprint Corp. - FON Group                                                                 2,600,000        37,440
SBC Communications Inc.                                                                    700,000        17,885


ELECTRIC UTILITIES  -  1.36%
Dominion Resources, Inc.                                                                   675,000        43,382
Progress Energy, Inc.                                                                      450,000        19,755
Constellation Energy Group, Inc.                                                           350,000        12,005
FirstEnergy Corp.                                                                          298,531        11,479
Xcel Energy Inc.                                                                           750,000        11,280
American Electric Power Co., Inc.                                                          345,900        10,318
TECO Energy, Inc.                                                                          750,000         8,992
TXU Corp.                                                                                  250,000         5,613


THRIFTS & MORTGAGE FINANCE  -  1.34%
Fannie Mae                                                                               1,334,100        89,972
MGIC Investment Corp.                                                                      400,000        18,656
Freddie Mac                                                                                240,000        12,185


MULTI-UTILITIES & UNREGULATED POWER  -  1.26%
Duke Energy Corp.                                                                        4,227,900        84,347
Calpine Corp.  (1)                                                                       4,500,000        29,700


WIRELESS TELECOMMUNICATION SERVICES  -  1.21%
AT&T Wireless Services, Inc.  (1)                                                        6,500,000        53,365
Sprint Corp. - PCS Group, Series1  (1)                                                   6,300,000        36,225
Nextel Communications, Inc., Class A  (1)                                                1,100,000        19,888


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.18%
Sanmina-SCI Corp.  (1)                                                                   5,960,000        37,608
Flextronics International Ltd. (Singapore) (1)                                           3,550,000        36,884
Solectron Corp.  (1)                                                                     5,350,000        20,009
Jabil Circuit, Inc.  (1)                                                                   550,000        12,155


AUTO COMPONENTS  -  1.11%
Magna International Inc., Class A (Canada)                                               1,177,400        79,204
Goodyear Tire & Rubber Co. (1)                                                           3,500,000        18,375
Dana Corp.                                                                                 231,800         2,680


FOOD & STAPLES RETAILING  -  1.09%
Albertson's, Inc.                                                                        3,240,000        62,208
Walgreen Co.                                                                             1,200,000        36,120


ENERGY EQUIPMENT & SERVICES  -  1.01%
Schlumberger Ltd.                                                                        1,750,000        83,248
Halliburton Co.                                                                            350,000         8,050


HOTELS, RESTAURANTS & LEISURE  -  0.97%
McDonald's Corp.                                                                         2,050,000        45,223
Carnival Corp., units                                                                    1,300,000        42,263


HEALTH CARE EQUIPMENT & SUPPLIES  -  0.94%
Applera Corp. - Applied Biosystems Group                                                 3,284,600        62,506
Becton, Dickinson and Co.                                                                  570,000        22,145


CHEMICALS  -  0.86%
Dow Chemical Co.                                                                         1,550,000        47,988
Air Products and Chemicals, Inc.                                                           450,000        18,720
Millennium Chemicals Inc.                                                                1,150,000        10,937


PAPER & FOREST PRODUCTS  -  0.84%
International Paper Co.                                                                    750,000        26,798
Weyerhaeuser Co.                                                                           350,000        18,900
Bowater Inc.                                                                               445,000        16,665
Georgia-Pacific Corp., Georgia-Pacific Group                                               439,660         8,332
MeadWestvaco Corp.                                                                         200,000         4,940


AUTOMOBILES  -  0.82%
General Motors Corp.                                                                     2,050,000        73,800


INTERNET SOFTWARE & SERVICES  -  0.73%
Yahoo! Inc.  (1)                                                                         2,000,000        65,520


TEXTILES, APPAREL & LUXURY GOODS  -  0.69%
NIKE, Inc., Class B                                                                        750,000        40,118
VF Corp.                                                                                   650,000        22,081


INTERNET & CATALOG RETAIL  -  0.58%
eBay Inc.  (1)                                                                             500,000        52,090


REAL ESTATE  -  0.52%
Boston Properties, Inc.                                                                    500,000        21,900
Equity Residential                                                                         750,000        19,463
Plum Creek Timber Co., Inc.                                                                205,500         5,333


MACHINERY  -  0.52%
Ingersoll-Rand Co. Ltd., Class A                                                           525,000        24,843
Caterpillar Inc.                                                                           350,000        19,481
CNH Global NV (Netherlands)                                                                240,000         2,290


CONTAINERS & PACKAGING  -  0.50%
Sonoco Products Co.                                                                      1,000,000        24,020
Temple-Inland Inc.                                                                         200,000         8,582
Crown Cork & Seal Co., Inc.  (1)                                                         1,150,000         8,211
Packaging Corp. of America  (1)                                                            250,000         4,608


OFFICE ELECTRONICS  -  0.48%
Xerox Corp.  (1)                                                                         2,400,000        25,416
IKON Office Solutions, Inc.                                                              2,000,000        17,800


BIOTECHNOLOGY  -  0.47%
Biogen, Inc.  (1)                                                                        1,115,000        42,370


DIVERSIFIED FINANCIAL SERVICES  -  0.44%
Citigroup Inc.                                                                             550,050        23,542
Principal Financial Group, Inc.                                                            500,000        16,125


HOUSEHOLD PRODUCTS  -  0.37%
Kimberly-Clark Corp.                                                                       640,000        33,370


BEVERAGES  -  0.31%
Coca-Cola Co.                                                                              600,000        27,846


AIRLINES  -  0.29%
Southwest Airlines Co.                                                                   1,500,000        25,800


OTHER INDUSTRIES - 0.27%
Emerson Electric Co.                                                                       350,000        17,885
United Parcel Service, Inc., Class B                                                       100,000         6,370

                                                                                                   --------------
Total stocks (cost: $7,412,434,000)                                                                    7,482,232
                                                                                                   --------------



                                                                                         Principal        Market
                                                                                            amount         value
Convertible debentures                                                                        (000)         (000)
-----------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS  -  0.20%
Sepracor Inc. 5.00%  2007                                                                  $20,000       $17,750

                                                                                                   --------------
Total convertible debentures (cost: $19,525,000)                                                          17,750
                                                                                                   --------------


MISCELLANEOUS  -  2.47%
Other equity securities in initial period of acquisition                                                 222,716

                                                                                                   --------------
Total equity securities (cost: $7,431,959,000)                                                         7,722,698
                                                                                                   --------------



Short-term securities
-----------------------------------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES  -  7.02%
Corporate Asset Funding Co. Inc. 0.95%-1.24% due 7/1-8/1/03 (2)                             73,600        73,565
Coca-Cola Co. 0.99%-1.11% due 7/25-8/15/03                                                  71,900        71,819
Pfizer Inc 0.91%-1.14% due 7/15-8/11/03 (2)                                                 70,900        70,836
Preferred Receivables Funding Corp. 1.05%-1.14% due 7/11-7/23/03 (2)                        70,240        70,202
E.I. du Pont de Nemours & Co. 0.95%-1.00% due 8/8-8/28/03                                   69,100        68,992
Edison Asset Securitization LLC  0.92%-0.94% due 8/21-9/5/03 (2)                            53,200        53,111
Johnson & Johnson 1.20%-1.22% due 7/10-8/1/03 (2)                                           52,000        51,975
Harley-Davidson Funding Corp. 0.90%-1.23% due 7/2-8/18/03 (2)                               34,000        33,978
Triple-A One Funding Corp. 1.25% due 7/8/03 (2)                                             27,600        27,592
Bank of America Corp. 1.23% due 7/7/03                                                      25,000        24,994
American Express Credit Corp. 0.88%-1.22% due 7/11-8/26/03                                  25,000        24,980
SBC International Inc. 1.02%-1.06% due 7/29-8/14/03 (2)                                     25,000        24,972
Schering Corp. 1.21% due 7/23/03                                                            23,800        23,782
Netjets Inc. 1.20% due 7/11/03 (2)                                                          13,000        12,995


FEDERAL AGENCY DISCOUNT NOTES  -  6.65%
Fannie Mae 1.06%-1.195% due 7/2-9/10/03                                                    278,049       277,762
Federal Home Loan Bank 1.14%-1.21% due 7/2-9/22/03                                         164,263       164,100
Freddie Mac 0.91%-1.20% due 7/3-10/29/03                                                   123,200       123,029
Federal Farm Credit Banks 1.15% due 7/9/03                                                  35,000        34,990


U.S. TREASURIES  -  0.50%
U.S. Treasury Bills 0.775% due 9/11-10/30/03                                                45,400        45,292


                                                                                                   --------------
Total short-term securities (cost: $1,278,949,000)                                                     1,278,966
                                                                                                   --------------

Total investment securities (cost: $8,710,908,000)                                                     9,001,664

New Taiwanese Dollar (cost: $4,041,000)                                                 NT$139,254         4,035
Other assets less liabilities                                                                             16,758
                                                                                                   --------------

Net assets                                                                                            $9,022,457
                                                                                                   ==============

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements

ASSET ALLOCATION FUND
                                             Investment portfolio, June 30, 2003
unaudited



                                                                                                               Market
                                                                                                                value
Stocks (common & preferred)                                                                        Shares        (000)
------------------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS  -  6.57%
Eli Lilly and Co.                                                                                 789,100  $   54,424
Bristol-Myers Squibb Co.                                                                        1,600,000      43,440
AstraZeneca PLC (ADR) (United Kingdom)                                                            850,000      34,654
AstraZeneca PLC (Sweden)                                                                           75,000       3,041
Schering-Plough Corp.                                                                             750,000      13,950
Pfizer Inc                                                                                        200,000       6,830


DIVERSIFIED TELECOMMUNICATION SERVICES  -  5.98%
CenturyTel, Inc.                                                                                1,598,350      55,702
ALLTEL Corp. 7.75% 2005, units                                                                    600,000      29,850
ALLTEL Corp.                                                                                      375,000      18,082
AT&T Corp.                                                                                      1,250,000      24,062
Sprint Corp. - FON Group                                                                        1,000,000      14,400
COLT Telecom Group PLC (ADR) (United Kingdom) (1)                                                  38,400         159
GT Group Telecom Inc., warrants, expire 2010 (Canada) (1) (2) (3)                                   2,250           -


OIL & GAS  -  5.80%
Petro-Canada (Canada)                                                                           1,250,000      49,826
ChevronTexaco Corp.                                                                               550,000      39,710
Marathon Oil Corp.                                                                              1,200,000      31,620
Royal Dutch Petroleum Co., New York registered (Netherlands)                                      360,000      16,783


COMMERCIAL BANKS  -  3.41%
Bank of America Corp.                                                                             450,000      35,563
BANK ONE CORP.                                                                                    743,700      27,651
FleetBoston Financial Corp.                                                                       550,000      16,340
NB Capital Corp. 8.35% exchangeable preferred depositary shares                                    60,000       1,662


MULTILINE RETAIL  -  3.30%
Target Corp.                                                                                      700,000      26,488
Kohl's Corp.  (1)                                                                                 515,200      26,471
May Department Stores Co.                                                                       1,150,000      25,599


FOOD PRODUCTS  -  2.69%
Unilever NV, New York registered (Netherlands)                                                    750,000      40,500
General Mills, Inc.                                                                               300,000      14,223
Sara Lee Corp.                                                                                    500,000       9,405


MEDIA  -  2.54%
AOL Time Warner Inc.  (1)                                                                       2,300,000      37,007
Interpublic Group of Companies, Inc.                                                              950,000      12,711
Comcast Corp., Class A  (1)                                                                       291,150       8,787
Sinclair Capital 11.625% preferred 2009                                                            17,500       1,846


AEROSPACE & DEFENSE  -  2.45%
Raytheon Co.                                                                                      900,000      29,556
United Technologies Corp.                                                                         250,000      17,708
Honeywell International Inc.                                                                      400,000      10,740
DigitalGlobe, Inc., Series B, 7.00% convertible preferred 2009 (formerly
  EarthWatch Inc.) (1)(2)((3)(4)                                                                  376,473         375


HOTELS, RESTAURANTS & LEISURE  -  2.32%
Carnival Corp., units                                                                           1,700,000      55,267


CAPITAL MARKETS  -  2.23%
J.P. Morgan Chase & Co.                                                                         1,500,000      51,270
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (undated)
 (Japan) (2) (5)                                                                                1,750,000       1,768


COMMERCIAL SERVICES & SUPPLIES  -  2.10%
Pitney Bowes Inc.                                                                                 900,000      34,569
Rentokil Initial PLC (ADR) (United Kingdom)                                                     1,000,000      15,438


FOOD & STAPLES RETAILING  -  2.07%
Walgreen Co.                                                                                    1,000,000      30,100
Albertson's, Inc.                                                                               1,000,000      19,200


THRIFTS & MORTGAGE FINANCE  -  2.04%
Freddie Mac                                                                                       600,000      30,462
Fannie Mae                                                                                        267,500      18,040


INDUSTRIAL CONGLOMERATES  -  1.81%
General Electric Co.                                                                            1,500,000      43,020


COMPUTERS & PERIPHERALS  -  1.47%
Hewlett-Packard Co.                                                                             1,000,000      21,300
International Business Machines Corp.                                                             165,000      13,613


MULTI-UTILITIES & UNREGULATED POWER  -  1.44%
El Paso Corp.                                                                                   3,000,000      24,240
Duke Energy Corp.                                                                                 500,000       9,975


INSURANCE  -  1.29%
American International Group, Inc.                                                                300,000      16,554
Allstate Corp.                                                                                    400,000      14,260


CHEMICALS  -  1.10%
Dow Chemical Co.                                                                                  600,000      18,576
Millennium Chemicals Inc.                                                                         800,000       7,608


IT SERVICES  -  1.04%
Automatic Data Processing, Inc.                                                                   500,000      16,930
Ceridian Corp.  (1)                                                                               457,000       7,755


PAPER & FOREST PRODUCTS  -  1.02%
Weyerhaeuser Co.                                                                                  450,000      24,300


ENERGY EQUIPMENT & SERVICES  -  1.00%
Schlumberger Ltd.                                                                                 500,000      23,785


MACHINERY  -  0.95%
Deere & Co.                                                                                       300,000      13,710
Dover Corp.                                                                                       300,000       8,988


AUTOMOBILES  -  0.78%
General Motors Corp.                                                                              500,000      18,000
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred
 2032                                                                                              14,100         613


DISTRIBUTORS  -  0.69%
Genuine Parts Co.                                                                                 514,700      16,476


SPECIALTY RETAIL  -  0.65%
Limited Brands, Inc.                                                                            1,000,000      15,500


SOFTWARE  -  0.59%
PeopleSoft, Inc.  (1)                                                                             800,000      14,072


BEVERAGES  -  0.56%
PepsiCo, Inc.                                                                                     300,000      13,350


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  0.53%
Texas Instruments Inc.                                                                            723,700      12,737


WIRELESS TELECOMMUNICATION SERVICES  -  0.38%
SpectraSite, Inc.  (1) (3)                                                                         96,863       4,104
Crown Castle International Corp. 12.75% senior exchangeable preferred 2010 (1)
 (4)                                                                                                3,610       3,953
Dobson Communications Corp., senior exchangable preferred : (4)
   13.00% 2009                                                                                        469         476
   12.25% 2008                                                                                        447         442
   12.25% 2008                                                                                        175         174


HEALTH CARE PROVIDERS & SERVICES  -  0.30%
CIGNA Corp.                                                                                       150,000       7,041


ELECTRIC UTILITIES  -  0.26%
American Electric Power Co., Inc.                                                                 205,900       6,142


                                                                                                          --------------
Total stocks (cost: $1,414,031,000)                                                                         1,412,973
                                                                                                          --------------


                                                                                                Principal      Market
                                                                                                   amount       value
Convertible debentures                                                                               (000)       (000)
------------------------------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.14%
Solectron Corp. 0% LYON 2020                                                                   $    6,000   $   3,360

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -  0.09%
Cypress Semiconductor Corp. 4.00% 2005                                                              2,000       2,015

                                                                                                          --------------
Total convertible debentures (cost: $8,843,000)                                                                 5,375
                                                                                                          --------------

Miscellaneous  -  2.07%
Other securities in initial period of acquisition                                                              49,268


                                                                                                          --------------
Total equity securities (cost: $1,422,874,000)                                                              1,467,616
                                                                                                          --------------




                                                                                                Principal      Market
                                                                                                   amount       value
Bonds & notes                                                                                        (000)       (000)
------------------------------------------------------------------------------------------------------------------------

MEDIA  -  1.99%
Liberty Media Corp. 7.875% 2009                                                                $    5,000   $   5,866
Cox Communications, Inc. 7.875% 2009                                                                4,000       4,917
Young Broadcasting Inc.:
 10.00% 2011                                                                                        2,867       3,118
 Series B, 8.75% 2007                                                                               1,020       1,040
Clear Channel Communications, Inc. 6.625% 2008                                                      3,000       3,423
Cinemark USA, Inc. 9.00% 2013 (2)                                                                   2,750       2,997
Antenna TV SA 9.75% 2008                                                              Euro          2,500       2,583
Quebecor Media Inc. 11.125% 2011                                                               $    2,200       2,530
Carmike Cinemas, Inc., Series B, 10.375% 2009                                                       2,140       2,258
Viacom Inc. 5.625% 2007                                                                             2,000       2,228
Gray Communications Systems, Inc. 9.25% 2011                                                        2,000       2,220
Sun Media Corp. 7.625% 2013                                                                         2,000       2,140
AMC Entertainment Inc.:
 9.50% 2011                                                                                         1,500       1,560
 9.875% 2012                                                                                          500         540
Hollinger Participation Trust 12.125% 2010 (2)  (4) (5)                                             1,817       2,048
AOL Time Warner Inc. 6.875% 2012                                                                    1,500       1,716
Regal Cinemas Corp., Series B, 9.375% 2012                                                          1,120       1,240
Univision Communications Inc. 7.85% 2011                                                              830         989
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013                                                    800         850
NextMedia Operating, Inc. 10.75% 2011                                                                 750         844
Radio One, Inc., Series B, 8.875% 2011                                                                750         829
Emmis Communications Corp. 0%/12.50% 2011 (6)                                                         934         813
LBI Media, Inc. 10.125% 2012                                                                          650         718


DIVERSIFIED TELECOMMUNICATION SERVICES  -  1.29%
AT&T Corp. 7.00% 2006 (5)                                                                           4,500       5,009
Sprint Capital Corp.:
 6.90% 2019                                                                                         3,000       3,152
 7.625% 2011                                                                                        1,500       1,715
Qwest Services Corp. 13.00% 2007 (2)                                                                3,769       4,146
Deutsche Telekom International Finance BV 8.25% 2005 (5)                                            3,500       3,905
PCCW-HKT Capital Ltd. 7.75% 2011 (2)                                                                2,785       3,227
Koninklijke KPN NV 8.00% 2010                                                                       2,000       2,480
British Telecommunications PLC 8.375% 2010 (5)                                                      1,500       1,900
TELUS Corp. 7.50% 2007                                                                              1,500       1,680
France Telecom 9.25% 2011 (5)                                                                       1,000       1,261
CFW Communications Co. 13.00% 2010 (3) (7)                                                          2,000         900
FairPoint Communications, Inc. 11.875% 2010 (2)                                                       750         874
TeleWest PLC 11.00% 2007 (7)                                                                        1,250         459


WIRELESS TELECOMMUNICATION SERVICES  -  1.18%
American Tower Corp. 9.375% 2009                                                                    5,425       5,479
American Towers, Inc. 0%/12.25% 2008 (6)                                                              500         325
AT&T Wireless Services, Inc. 8.125% 2012                                                            4,500       5,432
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                     4,000       4,398
Nextel Partners, Inc.:
 8.125% 2011 (2)                                                                                    3,050       3,058
 11.00% 2010                                                                                        1,000       1,085
Crown Castle International Corp.:
 0%/10.375% 2011 (6)                                                                                1,600       1,536
 0%/11.25% 2011 (6)                                                                                   750         724
 10.625% 2007                                                                                         400         423
Triton PCS, Inc.:
 9.375% 2011                                                                                        1,000       1,027
 8.75% 2011                                                                                           825         827
 8.50% 2013 (2)                                                                                       225         243
Vodafone Group PLC 7.75% 2010                                                                       1,500       1,849
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC
  10.125% 2013 (2)                                                                                  1,475       1,468
Cricket Communications, Inc.: (5)  (7)
 6.188% 2007                                                                                          280         109
 6.375% 2007                                                                                          165          64
iPCS, Inc. 0%/14.00% 2010 (6)  (7)                                                                    700          38


HOTELS, RESTAURANTS & LEISURE  -  1.02%
Royal Caribbean Cruises Ltd.:
 7.00% 2007                                                                                         4,000       4,060
 8.75% 2011                                                                                         1,000       1,065
Six Flags, Inc.:
 9.75% 2013 (2)                                                                                     1,375       1,368
 9.50% 2009                                                                                         1,000         990
 8.875% 2010                                                                                          950         917
Premier Parks Inc. 9.75% 2007                                                                       1,100       1,094
MGM Mirage, Inc. 8.50% 2010                                                                         3,000       3,540
Hyatt Equities, LLC 6.875% 2007 (2)                                                                 2,000       2,085
Sbarro, Inc. 11.00% 2009                                                                            1,750       1,505
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                       1,500       1,440
CKE Restaurants, Inc. 9.125% 2009                                                                   1,250       1,219
Jupiters Ltd. 8.50% 2006                                                                            1,000       1,105
Boyd Gaming Corp. 7.75% 2012                                                                        1,000       1,066
Eldorado Resorts LLC 10.50% 2006                                                                    1,000       1,025
Buffets, Inc. 11.25% 2010                                                                           1,000         995
Argosy Gaming Co. 10.75% 2009                                                                         500         550
Hilton Hotels Corp. 7.625% 2012                                                                       325         357


INSURANCE  -  0.83%
Prudential Holdings, LLC, Series C, 8.695% 2023 (2)  (8)                                            3,500       4,443
Monumental Global Funding Trust II-2001-B, Series B, 6.05% 2006 (2)                                 2,000       2,207
Transamerica Corp. 9.375% 2008                                                                      1,600       1,982
International Lease Finance Corp. 4.50% 2008                                                        2,000       2,097
CNA Financial Corp.:
 6.45% 2008                                                                                         1,000       1,045
 7.25% 2023                                                                                         1,050       1,012
Nationwide Mutual Insurance Co. 7.875% 2033 (2)                                                     1,500       1,775
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007 (2)                                 1,500       1,615
MetLife, Inc. 3.911% 2005                                                                           1,505       1,568
Travelers Property Casualty Corp. 3.75% 2008                                                        1,000       1,027
ACE Capital Trust II 9.70% 2030                                                                       750       1,014


OIL & GAS  -  0.74%
Clark Refining & Marketing, Inc. 8.875% 2007                                                        3,000       3,075
Western Oil Sands Inc. 8.375% 2012                                                                  2,375       2,660
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017 (8)                                       1,870       2,571
General Maritime Corp. 10.00% 2013 (2)                                                              2,300       2,530
Petrozuata Finance, Inc., Series B:  (8)
 8.22% 2017 (2)                                                                                     2,040       1,790
 8.22% 2017                                                                                           350         307
XTO Energy Inc. 7.50% 2012                                                                          1,500       1,710
ConocoPhillips 3.625% 2007                                                                          1,500       1,559
Newfield Exploration Co.:
 8.375% 2012                                                                                        1,175       1,329
 7.625% 2011                                                                                          120         136


AUTOMOBILES  -  0.67%
Ford Motor Credit Co.:
 5.80% 2009                                                                                         3,000       2,985
 7.25% 2011                                                                                         1,500       1,545
 7.875% 2010                                                                                        1,250       1,341
 6.875% 2006                                                                                          500         531
General Motors Acceptance Corp.:
 6.875% 2011                                                                                        3,000       3,015
 6.125% 2006                                                                                        2,000       2,107
 7.125% 2013                                                                                        1,000         996
DaimlerChrysler North America Holding Corp.:
 6.40% 2006                                                                                         2,000       2,186
 7.75% 2011                                                                                         1,000       1,165


COMMERCIAL SERVICES & SUPPLIES  -  0.57%
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                             4,000       4,050
Allied Waste North America, Inc.:
 10.00% 2009                                                                                        1,750       1,868
 8.50% 2008                                                                                           875         945
 Series B, 8.875% 2008                                                                                750         817
Cendant Corp.:
 6.25% 2008                                                                                         2,000       2,216
 6.875% 2006                                                                                        1,000       1,119
Synagro Technologies, Inc. 9.50% 2009                                                               1,500       1,612
WMX Technologies, Inc. 8.00% 2004                                                                   1,000       1,047


METALS & MINING  -  0.56%
Allegheny Technologies, Inc. 8.375% 2011                                                            3,000       2,880
Oregon Steel Mills, Inc. 10.00% 2009                                                                3,000       2,715
Earle M. Jorgensen Co. 9.75% 2012                                                                   2,000       2,130
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                    1,825       2,044
AK Steel Corp.:
 7.875% 2009                                                                                        1,000         855
 7.75% 2012                                                                                           750         626
Steel Dynamics, Inc. 9.50% 2009                                                                     1,000       1,052
Gerdau Ameristeel Corp. 10.375% 2011 (2)                                                            1,000         982



PAPER & FOREST PRODUCTS  -  0.53%
Georgia-Pacific Corp.:
 9.50% 2022                                                                                         1,500       1,485
 8.125% 2011                                                                                        1,250       1,291
 7.375% 2008 (2)                                                                                      750         765
Fort James Corp. 6.875% 2007                                                                        1,000       1,022
Weyerhaeuser Co. 5.95% 2008                                                                         3,000       3,360
Potlatch Corp. 10.00% 2011                                                                          1,475       1,645
Riverwood International Corp. 10.875% 2008                                                          1,500       1,545
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028 (8)                                         2,000       1,449


CONSUMER FINANCE  -  0.50%
Capital One Financial Corp.:
 8.75% 2007                                                                                         2,155       2,367
 7.125% 2008                                                                                        2,000       2,135
Capital One Capital I 2.86% 2027 (2)  (5)                                                           1,250         940
SLM Corp., Series A, 3.625% 2008                                                                    2,500       2,569
MBNA Corp., Series B, 2.11% 2027 (5)                                                                3,000       2,217
Advanta Capital Trust I, Series B, 8.99% 2026                                                       3,000       1,770


REAL ESTATE  -  0.45%
United Dominion Realty Trust, Inc. 6.50% 2009                                                       3,000       3,377
EOP Operating LP:
 7.25% 2018                                                                                         1,000       1,182
 7.75% 2007                                                                                         1,000       1,172
Host Marriott, LP:
 Series G, 9.25% 2007                                                                               1,250       1,350
 Series E, 8.375% 2006                                                                                400         416
 Series I, 9.50% 2007                                                                                 350         378
Rouse Co. 7.20% 2012                                                                                1,500       1,725
Federal Realty Investment Trust 6.125% 2007                                                         1,000       1,073


ELECTRIC UTILITIES  -  0.43%
Progress Energy, Inc. 5.85% 2008                                                                    2,305       2,549
Israel Electric Corp. Ltd. 7.70% 2018 (2)                                                           1,750       1,781
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                         1,535       1,678
Cilcorp Inc. 9.375% 2029                                                                            1,185       1,662
Edison Mission Energy 7.73% 2009                                                                    1,500       1,290
Homer City Funding LLC 8.734% 2026 (8)                                                                200         219
Constellation Energy Group, Inc. 6.125% 2009                                                        1,000       1,126


HEALTH CARE PROVIDERS & SERVICES  -  0.43%
HCA Inc.:
 6.25% 2013                                                                                         2,415       2,466
 7.125% 2006                                                                                        1,335       1,452
Aetna Inc. 7.375% 2006                                                                              3,000       3,374
Humana Inc. 7.25% 2006                                                                              2,500       2,778
Integrated Health Services, Inc., Series A:  (3) (7)
 9.25% 2008                                                                                         1,750          39
 9.50% 2007                                                                                         1,250          28


MULTI-UTILITIES & UNREGULATED POWER  -  0.41%
AES Corp.:
 8.75% 2013 (2)                                                                                     2,200       2,299
 9.50% 2009                                                                                         1,300       1,319
 10.00% 2005 (2)                                                                                      750         782
 9.375% 2010                                                                                          112         113
Williams Companies, Inc.:
 8.75% 2032                                                                                         1,700       1,776
 7.875% 2021                                                                                        1,000         980
El Paso Corp. 7.75% 2032                                                                            3,000       2,542


AUTO COMPONENTS  -  0.40%
Stoneridge, Inc. 11.50% 2012                                                                        2,850       3,206
Lear Corp., Series B, 8.11% 2009                                                                    1,500       1,725
ArvinMeritor, Inc. 8.75% 2012                                                                       1,500       1,687
Dana Corp. 10.125% 2010                                                                             1,250       1,384
Tenneco Automotive Inc., Series B, 11.625% 2009                                                     1,000         890
TRW Automotive Acquisition Corp.:  (2)
 9.375% 2013                                                                                          300         327
 11.00% 2013                                                                                          175         192


HOUSEHOLD DURABLES  -  0.39%
K. Hovnanian Enterprises, Inc.:
 7.75% 2013 (2)                                                                                     1,250       1,316
 8.875% 2012                                                                                          780         856
William Lyon Homes, Inc. 10.75% 2013                                                                2,000       2,135
Pulte Homes, Inc. 6.25% 2013                                                                        1,750       1,945
Beazer Homes USA, Inc. 8.375% 2012                                                                  1,500       1,669
WCI Communities, Inc.:
 10.625% 2011                                                                                         775         860
 9.125% 2012                                                                                          500         535


CONTAINERS & PACKAGING  -  0.38%
Owens-Brockway Glass Container Inc. 7.75% 2011 (2)                                                  2,000       2,125
Owens-Illinois, Inc. 7.35% 2008                                                                       750         754
Jefferson Smurfit Corp. (U.S.) 7.50% 2013 (2)                                                       2,000       2,050
Norampac Inc. 6.75% 2013 (2)                                                                        1,650       1,741
Longview Fibre Co. 10.00% 2009                                                                      1,250       1,394
Tekni-Plex, Inc. 12.75% 2010 (2)                                                                    1,000         980


FOOD & STAPLES RETAILING  -  0.38%
Delhaize America, Inc.:
 8.125% 2011                                                                                        3,250       3,575
 7.375% 2006                                                                                        1,050       1,108
CVS Corp. 6.117% 2013 (2)  (8)                                                                      1,972       2,193
Ahold Finance U.S.A., Inc. 6.25% 2009                                                               1,750       1,641
Pathmark Stores, Inc. 8.75% 2012                                                                      500         520


MACHINERY  -  0.35%
Terex Corp., Class B, 10.375% 2011                                                                  2,350       2,608
John Deere Capital Corp. 3.90% 2008                                                                 2,000       2,080
Cummins Inc. 9.50% 2010 (2)                                                                         1,750       1,995
NMHG Holding Co. 10.00% 2009                                                                        1,500       1,657


MULTILINE RETAIL  -  0.29%
J.C. Penney Co., Inc.:
 8.25% 2022 (8)                                                                                     4,900       4,827
 7.05% 2005                                                                                           615         638
Saks Inc.:
 9.875% 2011                                                                                          550         622
 7.50% 2010                                                                                           500         518
 7.375% 2019                                                                                          220         210


FOOD PRODUCTS  -  0.28%
Burns Philp Capital Pty Ltd.:  (2)
 9.75% 2012                                                                                         2,800       2,744
 10.75% 2011                                                                                        1,000       1,045
 9.50% 2010                                                                                           500         528
Del Monte Corp. 8.625% 2012 (2)                                                                     1,075       1,145
Fage Dairy Industry SA 9.00% 2007                                                                   1,000         995
Aurora Foods Inc., Series D, 9.875% 2007                                                              750         270


COMMERCIAL BANKS  -  0.25%
Household Finance Corp. 7.875% 2007                                                                 3,000       3,539
National Westminster Bank PLC 7.75% (undated) (5)                                                   2,000       2,357


AEROSPACE & DEFENSE  -  0.25%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011 (2)  (8)                            4,280       4,787
Raytheon Co. 6.30% 2005                                                                             1,000       1,068


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.25%
Solectron Corp. 9.625% 2009                                                                         2,500       2,663
Sanmina-SCI Corp. 10.375% 2010 (2)                                                                  1,500       1,680
Flextronics International Ltd. 9.875% 2010                                                          1,350       1,485


CHEMICALS  -  0.22%
Lyondell Chemical Co.:
 11.125% 2012                                                                                       2,250       2,318
 Series A, 9.625% 2007                                                                                625         616
 Series B, 9.875% 2007                                                                                500         493
 10.875% 2009                                                                                         250         234
Dow Chemical Co. 6.00% 2012                                                                         1,500       1,635


OTHER INDUSTRIES  -  1.47%
Motorola, Inc. 8.00% 2011                                                                           2,500       2,994
CIT Group Inc. 6.875% 2009                                                                          2,500       2,840
Tyco International Group SA:
 6.375% 2011                                                                                        1,500       1,590
 6.125% 2008                                                                                        1,000       1,050
Hutchison Whampoa International Ltd. 7.00% 2011 (2)                                                 2,000       2,237
United Rentals (North America), Inc.:
 10.75% 2008 (2)                                                                                    1,250       1,372
 10.75% 2008                                                                                          750         823
NiSource Finance Corp. 7.625% 2005                                                                  2,000       2,188
Jacuzzi Brands Inc. 9.625% 2010 (2)                                                                 2,000       2,000
Security National Mortgage Loan Trust, Series 2001-2A, Class M, 8.10% 2024 (2)
 (8)                                                                                                1,830       1,912
Amkor Technology, Inc.:
 7.75% 2013 (2)                                                                                     1,100       1,051
 9.25% 2008                                                                                           725         758
Washington Mutual, Inc. 7.50% 2006                                                                  1,500       1,737
Electronic Data Systems Corp. 7.125% 2009                                                           1,600       1,723
Constellation Brands, Inc. 8.125% 2012                                                              1,250       1,356
Canandaigua Brands, Inc. 8.50% 2009                                                                   250         264
Technical Olympic USA, Inc. 10.375% 2012                                                            1,500       1,605
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust, Series
  2002-2, 5.14% 2021 (8)                                                                            1,500       1,591
Gap, Inc. 6.90% 2007                                                                                1,415       1,532
TFM, SA de CV:
 12.50% 2012                                                                                          435         471
 10.25% 2007                                                                                          445         456
 11.75% 2009                                                                                          430         440
RailAmerica Transportation Corp. 12.875% 2010                                                       1,000       1,116
Citigroup Inc. 3.50% 2008                                                                           1,000       1,030
Cott Beverages Inc. 8.00% 2011                                                                        600         651
Levi Strauss & Co. 11.625% 2008                                                                       250         216

MORTGAGE-BACKED OBLIGATIONS (8)  -  4.02%
AGENCY PASS-THROUGHS:
Freddie Mac:
6.00% 2033                                                                                          10,101      10,488
5.00% 2018                                                                                           5,000       5,151
5.50% 2033                                                                                           5,000       5,145
6.50% 2016                                                                                           3,845       4,071
Fannie Mae:
5.50% 2017 - 2018                                                                                    8,214       8,548
6.00% 2013 - 2016                                                                                    4,789       5,019
6.50% 2016 - 2032                                                                                    4,068       4,286
7.00% 2009 - 2032                                                                                    2,244       2,391
Government National Mortgage Assn.:
7.50% 2029                                                                                           2,566       2,744
6.50% 2029                                                                                           2,536       2,675
7.00% 2022 - 2024                                                                                    2,272       2,424
8.00% 2020 - 2030                                                                                    1,852       2,011
5.00% 2033                                                                                           1,840       1,876
8.50% 2021 - 2029                                                                                      516         563
10.00% 2019                                                                                            187         220
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS:
DLJ Mortgage Acceptance Corp., Class A-1B:
 Series 1998-CF1, 6.41% 2031                                                                         5,000       5,691
 Series 1996-CF2, 7.29% 2021 (2)                                                                     2,118       2,191
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032                                                     3,848       4,294
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                   3,303       3,603
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                               3,000       3,459
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238%
 2034                                                                                                2,165       2,447
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (2)                                          1,933       2,130
PRIVATE LABEL MORTGAGE OBLIGATIONS:
Banc of America Mortgage Securities, Inc. Trust, Series 2003-D, Class 2-A-1,
 4.183% 2033                                                                                         3,436       3,488
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.85% 2033 (5)                           2,991       3,024
WaMu Mortgage Pass-Through Certficates Trust, Series 2003-AR7, Class A-7,
  3.842% 2033 (5)                                                                                    3,000       3,011
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.24% 2033 (5)                                  2,792       2,814
PRIVATE ISSUE COLLATERALIZED MORTGAGE OBLIGATIONS:
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.526% 2027 (2)(5)                      1,677       1,863


ASSET-BACKED OBLIGATIONS (8)  -  2.26%
MMCA Auto Owner Trust, Class B:
 Series 2000-1, 7.55% 2005                                                                           3,000       3,117
 Series 2000-2, 7.42% 2005                                                                           2,000       2,064
Ameriquest Mortgage Securities Inc., Asset-Backed Pass Certificates, Series
  2003-5, Class A-2, 2.43% 2033                                                                      5,000       5,036
Continental Airlines, Inc.:
 Series 2001-1, Class B, 7.373% 2017                                                                 2,500       1,900
 Series 1998-3, Class C-2, 7.25% 2005                                                                1,500       1,200
 Series 1996-2C, 10.22% 2016                                                                         1,616         808
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds,
 Series 2001-A, 6.36% 2025                                                                           3,809       3,674
MBNA Credit Card Master Note Trust, Series 2002-1, Class B-1, 5.15% 2009                             3,000       3,246
Hyundai Auto Receivables Trust, Series 2001-A, Class C, 5.57% 2006 (2)                               3,000       3,114
Triad Automobile Receivables Owner Trust, Series 2002-1, Class A-3, AMBAC
  insured, 3.00% 2009 (2)                                                                            3,000       3,074
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009
 (2)                                                                                                 3,000       3,013
Metris Master Trust, Series 2001-3, Class B, 2.004% 2008 (5)                                         3,000       2,784
Delta Air Lines, Inc.:
 Series 1993-A2, 10.50% 2016                                                                         2,000       1,534
 Series 1992-A2, 9.20% 2014                                                                          1,000         700
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524% 2008
 (2)                                                                                                 2,000       2,032
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-3FX, 6.298%
  2012 (2)                                                                                           1,922       1,950
Residential Asset Securities Corp. Trust, Series 2003-KS2, Class A-I-2, 2.15%
  2023                                                                                               1,800       1,806
California Infrastructure and Economic Development Bank, Special Purpose Trust,
  SCE-1, Series 1997-1,                                                                              1,450       1,573
  Class A-6, 6.38% 2008
First Investors Auto Owner Trust, Series 2002-A, Class A, MBIA insured, 3.46%
 2008 (2)                                                                                            1,502       1,504
First Consumer Master Trust, Series 1999-A, Class A, 5.80% 2005 (2)                                  1,489       1,443
NextCard Credit Card Master Note Trust, Class B: (2) (3) (5) (7)
 Series 2000-1, 1.98% 2006                                                                           2,750         825
 Series 2001-1A, 2.06% 2007                                                                          2,000         600
Providian Master Trust, Series 2000-1, Class C, 2.33% 2009 (2)  (5)                                  1,500       1,392
United Air Lines, Inc.:  (7)
 Series 1996-A2, 7.87% 2019                                                                          2,500         820
 Series 1995-A1, 9.02% 2012                                                                          1,196         461
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007 (2)                         1,259       1,265
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A,
 10.421% 2007 (2)                                                                                    1,000       1,055
Prestige Auto Receivables Trust, Series 2001-1A, Class A, FSA insured, 5.26%
 2009 (2)                                                                                              876         907
Drive Auto Receivables Trust, Series 2000-1, Class A, MBIA insured, 6.672% 2006
 (2)                                                                                                   441         453
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007 (2) (3) (7)                                        5,000         250
Jet Equipment Trust, Series 1995-B, Class B, 7.83% 2015 (2) (7)                                      2,014         158



U.S. TREASURY BONDS & NOTES  -  2.95%
 7.00% 2006 (9)                                                                                     25,000      28,891
 6.50% 2005                                                                                         20,000      21,938
 3.625% 2008 (10)                                                                                    5,689       6,380
 3.375% 2007 (10)                                                                                    5,801       6,366
 3.50% 2011 (10)                                                                                     5,281       5,993
 11.75% 2010                                                                                           500         584


TAX-EXEMPT MUNICIPAL OBLIGATIONS -  0.13%
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed
  Bonds, Series 2003-A1, 6.25% 2033 (8)                                                              2,000       1,799
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series
  2002, 5.75% 2032 (8)                                                                               1,500       1,322


NON-U.S. GOVERNMENT OLIGATIONS -  0.09%
Brazil (Federal Republic of) 10.25% 2013                                                             2,250       2,154


TAXABLE MUNICPAL OBLIGATIONS -  0.06%
State of California Dept. of Water Resources, Power Supply Revenue Bonds, Series
 2002-E, 3.585% 2004                                                                                 1,500       1,517


                                                                                                           -------------
Total bonds & notes (cost: $601,594,000)                                                                       619,305
                                                                                                           -------------



                                                                                                 Principal      Market
                                                                                                    amount       value
Short-term securities                                                                                 (000)       (000)
------------------------------------------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES  -  7.49%
E.I. DuPont de Nemours & Co. 0.90%-1.00% due 8/8-9/10/03 (9)                                    $   25,600  $   25,562
Preferred Receivables Funding Corp. 0.99%-1.08% due 7/17-7/29/03 (2)                                24,100      24,084
Verizon Network Funding 1.02% due 8/12/03                                                           17,400      17,379
Harley-Davidson Funding Corp. 1.15% due 7/10/03 (2)                                                 15,000      14,995
Ciesco LLP 1.00% due 8/1/03                                                                         15,000      14,987
Minnesota Mining and Manufacturing Co. 1.10% due 7/29/03                                            13,700      13,688
Triple-A One Funding Corp. 1.05% due 7/9/03 (2)                                                     13,200      13,196
General Electric Capital Corp. 1.32% due 7/1/03                                                     12,500      12,499
Pfizer Inc 1.13% due 7/28/03 (2)                                                                    12,400      12,389
Corporate Asset Funding Co. Inc. 1.22% due 7/10/03 (2)                                              10,000       9,997
Schering Corp. 1.22% due 7/16/03                                                                    10,000       9,995
Netjets Inc. 1.18% due 8/8/03 (2)                                                                    9,500       9,488


FEDERAL AGENCY DISCOUNT NOTES  -  4.69%
Freddie Mac 1.165%-1.175% due 7/29-10/30/03 (9)                                                     41,000      40,934
Federal Home Loan Bank 1.13%-1.17% due 7/7-7/18/03                                                  32,200      32,186
Fannie Mae 1.14%-1.20% due 7/2-8/13/03                                                              28,350      28,325
Federal Farm Credit Banks 1.11% due 7/15/03                                                         10,200      10,195


U.S. TREASURIES  -  0.26%
U.S. Treasury Bills 0.785% due 9/25/03                                                               6,100       6,088


                                                                                                           -------------
Total short-term securities (cost: $295,984,000)                                                               295,987
                                                                                                           -------------


Total investment securities (cost: $2,320,452,000)                                                           2,382,908
Other assets less liabilities                                                                                   (2,916)
                                                                                                           -------------

Net assets                                                                                                  $2,379,992
                                                                                                           =============

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Valued under fair value procedures adopted by authority of the Board of Trustees.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) Coupon rate may change periodically.
(6) Step bond; coupon rate will increase at a later date.
(7) Company not making scheduled interest payments;
    bankruptcy proceedings pending.
(8) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(9) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(10) Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts

See Notes to Financial Statements


BOND FUND
                                             Investment portfolio, June 30, 2003
unaudited



                                                                                 Principal          Market
                                                                                  amount            value
Bonds & notes                                                                      (000)            (000)
----------------------------------------------------------------------------------------------------------------

MEDIA  -  5.25%
AOL Time Warner Inc.:
 6.125% 2006                                                                      $      2,250           $2,462
 6.875% 2012                                                                             1,750            2,002
 7.625% 2031                                                                             1,000            1,158
Time Warner Inc. 7.75% 2005                                                                500              549
Viacom Inc.:
 6.625% 2011                                                                             2,000            2,363
 5.625% 2007                                                                             1,200            1,337
CBS Corp. 7.15% 2005                                                                     2,000            2,196
News America Holdings Inc. 7.75% 2045                                                    2,000            2,387
News America Inc:
 4.75% 2010 (1)                                                                          2,000            2,093
 6.75% 2038                                                                              1,000            1,113
Liberty Media Corp.:
 7.875% 2009                                                                             2,000            2,346
 8.25% 2030                                                                              1,850            2,143
 7.75% 2009                                                                                750              875
Chancellor Media Corp. of Los Angeles 8.00% 2008                                         2,250            2,627
Clear Channel Communications, Inc.:
 4.625% 2008                                                                               875              918
 6.625% 2008                                                                               750              856
 5.75% 2013                                                                                750              813
Young Broadcasting Inc.:
 10.00% 2011                                                                             2,716            2,954
 Series B, 8.75% 2007                                                                    1,529            1,560
 Series B, 9.00% 2006                                                                      594              600
Tele-Communications, Inc. 9.80% 2012                                                     2,000            2,653
Comcast Cable Communications, Inc. 8.375% 2007                                             750              886
Comcast Corp. 6.50% 2015                                                                   750              846
Charter Communications Holdings, LLC: (2)
 0%/11.75% 2011                                                                          4,375            2,231
 0%/13.50% 2011                                                                            650              341
Adelphia Communications Corp.: (3)
 10.25% 2011                                                                             1,950            1,258
 10.25% 2006                                                                             1,000              610
Century Communications Corp. 0% 2003 (4)                                                 1,000              595
Univision Communications Inc. 7.85% 2011                                                 1,925            2,295
PanAmSat Corp. 6.125% 2005                                                               2,000            2,040
Emmis Communications Corp. 0%/12.50% 2011 (2)                                            2,050            1,783
EchoStar DBS Corp. 9.125% 2009                                                           1,500            1,684
Antenna TV SA 9.75% 2008                                                     Euro        1,425            1,472
RH Donnelley Inc. 8.875% 2010 (1)                                                 $      1,250            1,387
Carmike Cinemas, Inc., Series B, 10.375% 2009                                            1,225            1,292
Regal Cinemas Corp., Series B, 9.375% 2012                                               1,000            1,107
Radio One, Inc., Series B, 8.875% 2011                                                   1,000            1,105
Cox Radio, Inc. 6.625% 2006                                                              1,000            1,092
Cinemark USA, Inc. 9.00% 2013 (1)                                                        1,000            1,090
Entravision Communications Corp. 8.125% 2009                                             1,000            1,045
Hollinger Participation Trust 12.125% 2010 (1)  (5)  (6)                                   918            1,035
AMC Entertainment Inc. 9.50% 2009                                                        1,000            1,027
Gray Communications Systems, Inc. 9.25% 2011                                               875              971
Gannett Co., Inc. 4.95% 2005                                                               750              793
CSC Holdings, Inc., Series B, 8.125% 2009                                                  750              780
British Sky Broadcasting Group PLC 8.20% 2009                                              625              742
Cox Communications, Inc. 7.75% 2010                                                        500              612
LBI Media, Inc. 10.125% 2012                                                               250              276
Rogers Communications Inc. 8.875% 2007                                                     250              259
Hearst-Argyle Television, Inc. 7.00% 2018                                                  175              205
RBS Participacoes SA 11.00% 2007 (1)                                                       250              152


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.50%
Sprint Capital Corp.:
 8.375% 2012                                                                             5,500            6,598
 7.90% 2005                                                                              4,655            5,051
 7.625% 2011                                                                             2,495            2,853
 6.00% 2007                                                                              2,615            2,813
 7.125% 2006                                                                               605              663
 6.90% 2019                                                                                500              525
France Telecom: (5)
 9.25% 2011                                                                              4,000            5,043
 8.70% 2006                                                                              2,000            2,283
Orange PLC 8.75% 2006                                                                    2,000            2,308
Qwest Services Corp.: (1)
 13.50% 2010                                                                             3,192            3,623
 13.00% 2007                                                                             2,891            3,180
 14.00% 2014                                                                             1,080            1,258
AT&T Corp. 7.80% 2011 (5)                                                                6,650            7,616
British Telecommunications PLC: (5)
 8.875% 2030                                                                             1,500            2,054
 8.375% 2010                                                                             1,000            1,267
Telewest Communications PLC: (3)
 9.875% 2010                                                                             2,975            1,093
 11.25% 2008                                                                               750              276
TeleWest PLC: (3)
 9.625% 2006                                                                             1,375              505
 11.00% 2007                                                                               375              138
Comcast UK Cable Partners Ltd. 11.20% 2007                                               1,900            1,864
Deutsche Telekom International Finance BV: (5)
 9.25% 2032                                                                                900            1,249
 8.50% 2010                                                                                250              308
PCCW-HKT Capital Ltd. 7.75% 2011 (1)                                                     1,000            1,159
Verizon Virginia Inc., Series A, 4.625% 2013                                             1,000            1,029
Koninklijke KPN NV 8.00% 2010                                                              750              930
Singapore Telecommunications Ltd. 7.375% 2031 (1)                                          750              920
TELUS Corp. 8.00% 2011                                                                     750              870
GT Group Telecom Inc. 0%/13.25% 2010 (2)                                                 1,000                5


WIRELESS TELECOMMUNICATION SERVICES  -  3.99%
AT&T Wireless Services, Inc.:
 7.50% 2007                                                                              4,000            4,616
 8.125% 2012                                                                             3,110            3,754
 7.875% 2011                                                                             1,140            1,349
 7.35% 2006                                                                              1,000            1,123
 8.75% 2031                                                                                500              620
Tritel PCS, Inc.:
 0%/12.75% 2009 (2)                                                                      1,650            1,724
 10.375% 2011                                                                              731              897
Nextel Communications, Inc.:
 9.95% 2008                                                                              3,825            4,016
 9.75% 2007                                                                              2,075            2,158
 10.65% 2007                                                                               775              804
 12.00% 2008                                                                               500              540
Crown Castle International Corp.:
 10.75% 2011                                                                             2,000            2,190
 0%/10.375% 2011 (2)                                                                     2,250            2,160
 10.625% 2007                                                                            1,000            1,057
 0%/11.25% 2011 (2)                                                                      1,000              965
American Tower Corp. 9.375% 2009                                                         3,775            3,813
American Towers, Inc. 0%/12.25% 2008 (2)                                                 3,000            1,950
Nextel Partners, Inc.:
 8.125% 2011 (1)                                                                         2,600            2,606
 12.50% 2009                                                                             1,000            1,130
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                          3,090            3,397
Vodafone Group PLC:
 5.375% 2015                                                                             1,500            1,606
 7.75% 2010                                                                              1,125            1,386
Centennial Communications Corp. and Centennial Cellular Operating  Co. LLC               1,000              995
  10.125% 2013 (1)
Centennial Cellular Corp. 10.75% 2008                                                      750              694
Dobson Communications Corp. 10.875% 2010                                                 1,000            1,085
Dobson/Sygnet Communications Co. 12.25% 2008                                               250              269
Cingular Wireless LLC 5.625% 2006                                                        1,000            1,097
Cricket Communications, Inc.: (3) (5)
 6.375% 2007                                                                             1,350              526
 6.188% 2007                                                                             1,000              390
 6.188% 2007                                                                               440              172
Triton PCS, Inc. 9.375% 2011                                                             1,000            1,027
CFW Communications Co. 13.00% 2010 (3) (7)                                               1,250              562
Rogers Cantel Inc. 9.75% 2016                                                              250              291
PageMart Wireless, Inc. 11.25% 2008  (3) (7)                                               750                -


ELECTRIC UTILITIES  -  2.88%
Edison Mission Energy:
 7.73% 2009                                                                              1,500            1,290
 10.00% 2008                                                                             1,000              950
 9.875% 2011                                                                               875              814
Mission Energy Holding Co. 13.50% 2008                                                   2,700            1,836
Homer City Funding LLC 8.734% 2026 (8)                                                   1,000            1,097
Midwest Generation, LLC, Series B, 8.56% 2016 (8)                                          900              885
Edison International 6.875% 2004                                                           760              768
Southern Power Co., Series B, 6.25% 2012                                                 6,000            6,803
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                              2,750            3,006
Dominion Resources, Inc.:
 Series 2002-D, 5.125% 2009                                                              1,500            1,619
 Series 2002-C, 5.70% 2012                                                                 675              742
Louis Dreyfus Natural Gas Corp. 9.25% 2004                                                 500              531
Cilcorp Inc.:
 9.375% 2029                                                                             2,000            2,806
 8.70% 2009                                                                              1,000            1,252
Commonwealth Edison Co.:
 Series 99, 3.70% 2008                                                                   1,500            1,553
 6.95% 2018                                                                                700              855
Exelon Generation Co., LLC 6.95% 2011                                                      600              697
Constellation Energy Group, Inc. 6.125% 2009                                             2,550            2,872
American Electric Power Co., Inc., Series A, 6.125% 2006                                 2,200            2,413
Israel Electric Corp. Ltd.: (1)
 7.70% 2018                                                                              1,000            1,018
 7.75% 2027                                                                                620              624
Oncor Electric Delivery Co. 6.375% 2012                                                  1,050            1,201
Progress Energy, Inc. 6.05% 2007                                                         1,000            1,105


AUTOMOBILES  -  2.76%
General Motors Acceptance Corp.:
 6.125% 2007                                                                             8,000            8,321
 8.00% 2031                                                                              2,500            2,460
 7.75% 2010                                                                              1,500            1,616
 6.875% 2011                                                                             1,000            1,005
General Motors Corp. 7.125% 2013                                                         1,000              996
Ford Motor Credit Co.:
 6.50% 2007                                                                              9,050            9,529
 7.375% 2011                                                                             1,750            1,812
 7.25% 2011                                                                              1,500            1,545
Ford Motor Co. 7.45% 2031                                                                1,000              919
DaimlerChrysler North America Holding Corp.:
 7.75% 2011                                                                              3,000            3,494
 4.05% 2008                                                                              2,500            2,479
 7.30% 2012                                                                              1,000            1,130


COMMERCIAL BANKS  -  2.47%
Royal Bank of Scotland Group PLC:
 7.648% (undated) (5)                                                                    2,250            2,866
 7.816% (undated)                                                                        1,500            1,694
RBS Capital Trust I noncumulative trust preferred 4.709% (undated)                       1,500            1,505
National Westminster Bank PLC:
 7.75% (undated) (5)                                                                       250              295
 9.375% 2003                                                                               276              284
Abbey National PLC: (5)
 7.35% (undated)                                                                         3,000            3,415
 6.70% (undated)                                                                         1,300            1,491
Household Finance Corp.:
 6.75% 2011                                                                              1,850            2,152
 7.00% 2012                                                                              1,000            1,186
 6.375% 2011                                                                             1,000            1,139
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1)  (5)                           3,000            3,480
Barclays Bank PLC: (1)  (5)
 6.86% callable perpetual core tier one notes (undated)                                  2,000            2,321
 7.375% (undated)                                                                          500              606
Development Bank of Singapore Ltd. 7.875% 2009 (1)                                       1,500            1,836
Bank of America Corp. 5.125% 2014                                                        1,500            1,603
City National Corp. 5.125% 2013                                                          1,500            1,547
Bayerische Landesbank, Series F, 2.50% 2006                                              1,500            1,532
AB Spintab 7.50% (undated) (1)  (5)                                                        750              854
Bank of Scotland 7.00% (undated) (1)  (5)                                                  480              552
Chevy Chase Bank, FSB 9.25% 2008                                                           500              505
Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026                           350              443
Bayer Hypo-Vereinsbank 8.741% 2031 (1)                                                     200              211


HOTELS, RESTAURANTS & LEISURE  -  2.47%
Starwood Hotels & Resorts Worldwide, Inc.:
 7.375% 2007                                                                             2,730            2,887
 7.875% 2012                                                                             1,075            1,182
IT&T Corp. 6.75% 2005                                                                      500              524
Royal Caribbean Cruises Ltd.:
 8.00% 2010                                                                              1,875            1,959
 8.75% 2011                                                                              1,125            1,198
 7.00% 2007                                                                              1,175            1,193
Mirage Resorts, Inc. 6.625% 2005                                                         2,000            2,085
MGM Mirage, Inc. 8.50% 2010                                                                875            1,032
Mohegan Tribal Gaming Authority:
 8.125% 2006                                                                             1,500            1,635
 8.375% 2011                                                                             1,000            1,087
Premier Parks Inc. 9.75% 2007                                                            1,000              995
Six Flags, Inc. 8.875% 2010                                                              1,000              965
Extended Stay America, Inc. 9.875% 2011                                                  1,500            1,620
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                    1,500            1,597
Hyatt Equities, LLC 6.875% 2007 (1)                                                      1,500            1,564
Harrah's Operating Co., Inc. 7.50% 2009                                                  1,000            1,186
YUM  Brands, Inc. 7.70% 2012                                                             1,000            1,145
Ameristar Casinos, Inc. 10.75% 2009                                                      1,000            1,139
Hilton Hotels Corp.:
 7.625% 2008                                                                               695              751
 7.20% 2009                                                                                300              324
 8.25% 2011                                                                                 22               25
Florida Panthers Holdings, Inc. 9.875% 2009                                              1,000            1,082
Buffets, Inc. 11.25% 2010                                                                1,000              995
Boyd Gaming Corp. 9.25% 2009                                                               750              836
International Game Technology:
 7.875% 2004                                                                               500              526
 8.375% 2009                                                                               250              307
Carnival Corp. 6.15% 2008                                                                  750              828
Station Casinos, Inc. 8.375% 2008                                                          500              542
Argosy Gaming Co. 9.00% 2011                                                               250              271


COMMERCIAL SERVICES & SUPPLIES  -  1.48%
Allied Waste North America, Inc.:
 10.00% 2009                                                                             2,500            2,669
 8.50% 2008                                                                              1,750            1,890
 Series B, 8.875% 2008                                                                   1,500            1,635
 Series B, 7.625% 2006                                                                   1,500            1,562
Cendant Corp.:
 6.25% 2008                                                                              3,000            3,324
 7.375% 2013                                                                             2,500            2,950
 6.875% 2006                                                                             1,265            1,416
Waste Management, Inc.:
 7.375% 2010                                                                             1,400            1,682
 7.00% 2006                                                                              1,000            1,131
WMX Technologies, Inc. 7.10% 2026                                                          500              574
Safety-Kleen Corp. 9.25% 2009 (3) (7)                                                    1,000               20


HEALTH CARE PROVIDERS & SERVICES  -  1.47%
Columbia/HCA Healthcare Corp.:
 6.91% 2005 (9)                                                                          4,500            4,776
 7.00% 2007                                                                              2,500            2,684
 8.85% 2007                                                                              2,000            2,292
HCA - The Healthcare Co. 8.75% 2010                                                      1,250            1,458
Aetna Inc.:
 7.875% 2011                                                                             2,350            2,860
 7.375% 2006                                                                             1,650            1,856
Humana Inc. 7.25% 2006                                                                   1,500            1,667
UnitedHealth Group Inc. 5.20% 2007                                                       1,000            1,090
Integrated Health Services, Inc., Series A: (3) (7)
 9.25% 2008                                                                              2,000               45
 9.50% 2007                                                                                750               17


OIL & GAS  -  1.45%
Premcor Refining Group Inc.:
 9.25% 2010                                                                              3,750            4,106
 9.50% 2013                                                                                650              721
 7.50% 2015 (1)                                                                            275              272
Clark Refining & Marketing, Inc.:
 8.875% 2007                                                                               750              769
 8.375% 2007                                                                               570              576
 8.625% 2008                                                                               275              282
Valero Energy Corp.:
 6.875% 2012                                                                             2,185            2,481
 6.125% 2007                                                                             1,315            1,447
Newfield Exploration Co. 8.375% 2012                                                     3,000            3,394
ConocoPhillips 4.75% 2012                                                                2,000            2,118
Devon Financing Corp., ULC 6.875% 2011                                                     750              881
Teekay Shipping Corp. 8.875% 2011                                                          500              551
Reliance Industries Ltd., Series B, 10.25% 2097                                            500              541
Petrozuata Finance, Inc., Series B, 8.22% 2017 (1)  (8)                                    500              439


METALS & MINING  -  1.45%
Freeport-McMoRan Copper & Gold Inc.:
 10.125% 2010                                                                            4,875            5,460
 7.20% 2026                                                                              1,000            1,012
Steel Dynamics, Inc. 9.50% 2009                                                          2,750            2,894
Inco Ltd.:
 7.20% 2032                                                                              2,000            2,211
 7.75% 2012                                                                                500              593
United States Steel Corp. 9.75% 2010                                                     2,500            2,550
Oregon Steel Mills, Inc. 10.00% 2009                                                     1,000              905
Luscar Coal Ltd. 9.75% 2011                                                                750              861
AK Steel Holding Corp. 7.75% 2012                                                        1,000              835
Corporacion Nacional del Cobre de Chile 6.375% 2012 (1)                                    500              552
Allegheny Technologies, Inc. 8.375% 2011                                                   500              480
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (4)                                         2,500              156


CONSUMER FINANCE  -  1.44%
Capital One Bank:
 6.65% 2004                                                                              2,250            2,304
 6.875% 2006                                                                             1,500            1,611
 4.875% 2008                                                                             1,500            1,532
 6.50% 2013                                                                              1,500            1,489
Capital One Financial Corp.:
 7.125% 2008                                                                             1,500            1,601
 8.75% 2007                                                                                800              879
Capital One Capital I 2.86% 2027 (1)  (5)                                                  250              188
USA Education, Inc. 5.625% 2007                                                          3,250            3,610
SLM Corp., Series A, 5.00% 2015                                                          2,000            2,066
MBNA Corp.:
 Series F, 6.125% 2013                                                                   1,500            1,634
 6.75% 2008                                                                                500              570
Providian Financial Corp. 9.525% 2027 (1)                                                  750              637
Advanta Capital Trust I, Series B, 8.99% 2026                                              500              295


HOUSEHOLD DURABLES  -  1.35%
Centex Corp. 4.75% 2008                                                                  3,675            3,884
Pulte Homes, Inc.:
 7.875% 2032                                                                             1,750            2,095
 8.125% 2011                                                                             1,395            1,714
MDC Holdings, Inc. 5.50% 2013                                                            3,250            3,283
Lennar Corp.:
 Series B, 9.95% 2010                                                                    2,000            2,344
 7.625% 2009                                                                               500              594
Beazer Homes USA, Inc. 8.375% 2012                                                       1,000            1,112
Toll Brothers, Inc. 6.875% 2012 (1)                                                        750              861
D.R. Horton, Inc. 8.00% 2009                                                               450              503
Schuler Homes, Inc. 10.50% 2011                                                            250              289
Ryland Group, Inc. 9.75% 2010                                                              500              577


FOOD & STAPLES RETAILING  -  1.35%
Delhaize America, Inc.:
 7.375% 2006                                                                             5,645            5,955
 9.00% 2031                                                                              1,910            2,111
 8.125% 2011                                                                             1,850            2,035
Ahold Finance U.S.A., Inc.:
 6.25% 2009                                                                              1,380            1,294
 8.25% 2010                                                                                520              536
Ahold Lease Pass-Through Trust: (8)
 Series 2001-A-2, 8.62% 2025                                                               875              841
 Series 2001-A-1, 7.82% 2020                                                                25               24
SUPERVALU INC 7.50% 2012                                                                 1,500            1,713
CVS Corp. 6.117% 2013 (1)  (8)                                                           1,479            1,645
Rite Aid Corp. 6.875% 2013                                                               1,250            1,087


INDUSTRIAL CONGLOMERATES  -  1.32%
General Electric Co. 5.00% 2013                                                          2,750            2,910
General Electric Capital Corp., Series A:
 5.375% 2007                                                                             1,250            1,377
 6.00% 2012                                                                              1,000            1,131
 3.50% 2008                                                                              1,000            1,025
Tyco International Group SA:
 6.375% 2011                                                                             2,520            2,671
 6.125% 2008                                                                             2,000            2,100
 6.375% 2005                                                                               500              524
Hutchison Whampoa International Ltd.: (1)
 6.50% 2013                                                                              3,250            3,417
 7.00% 2011                                                                              1,000            1,119
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017 (1)                                   500              554


INSURANCE  -  1.09%
Prudential Holdings, LLC, Series C, 8.695% 2023 (1)  (8)                                 2,250            2,856
CNA Financial Corp.:
 6.60% 2008                                                                              1,736            1,825
 6.75% 2006                                                                                230              241
Nationwide Life Insurance Co. 5.35% 2007 (1)                                             1,000            1,082
Nationwide Mutual Insurance Co. 7.875% 2033 (1)                                            750              888
Travelers Property Casualty Corp. 5.00% 2013                                             1,750            1,826
MetLife, Inc. 3.911% 2005                                                                1,130            1,177
AIG SunAmerica Global Financing VII 5.85% 2008 (1)                                       1,000            1,129
Hartford Financial Services Group, Inc. 2.375% 2006                                      1,000            1,000
Allstate Financial Global Funding LLC 5.25% 2007 (1)                                       750              824
Monumental Global Funding Trust II-2002-A, Series A, 5.20% 2007 (1)                        750              817
ReliaStar Financial Corp. 8.00% 2006                                                       250              291


ROAD & RAIL  -  1.05%
TFM, SA de CV:
 10.25% 2007                                                                             3,005            3,080
 12.50% 2012                                                                             1,730            1,873
 11.75% 2009                                                                               445              455
RailAmerica Transportation Corp. 12.875% 2010                                            2,075            2,316
Union Pacific Railroad Co. Pass-Through Trust: (8)
 Series 2003-1, 4.698% 2024                                                              1,500            1,527
 Series 2002-1, 6.061% 2023                                                                500              569
Kansas City Southern Railway Co. 7.50% 2009                                              1,500            1,562
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust, Series 2002-2,          1,000            1,060
  5.14% 2021 (8)
Southern Capital Corp. Pass-Through Trust, Series 2002-1, Class G, MBIA insured,           947            1,027
  5.70% 2023 (1)  (8)


MULTI-UTILITIES & UNREGULATED POWER  -  0.99%
AES Corp.:
 8.75% 2013 (1)                                                                          3,000            3,135
 9.50% 2009                                                                                695              705
 9.00% 2015 (1)                                                                            350              368
 9.375% 2010                                                                                19               19
AES Ironwood, LLC 8.857% 2025 (8)                                                        1,232            1,289
AES Red Oak, LLC, Series B, 9.20% 2029 (8)                                               1,000            1,047
AES Drax Holdings Ltd., Series B, 10.41% 2020 (8)                                        1,350              878
Southern Natural Gas Co. 8.00% 2032                                                      1,750            1,901
El Paso Corp. 7.875% 2012 (1)                                                            1,000              931
Williams Companies, Inc. 8.125% 2012                                                     1,830            1,885
Williams Holdings of Delaware, Inc. 6.25% 2006                                             500              493


REAL ESTATE  -  0.93%
ProLogis Trust:
 5.50% 2013                                                                              2,000            2,139
 7.05% 2006                                                                                250              285
Rouse Co. 7.20% 2012                                                                     1,500            1,725
United Dominion Realty Trust, Inc.:
 6.50% 2009                                                                              1,000            1,126
 Series E, 4.50% 2008                                                                      500              510
Host Marriott, LP, Series E, 8.375% 2006                                                 1,500            1,560
EOP Operating LP:
 6.75% 2012                                                                                750              856
 8.10% 2010                                                                                500              612
First Industrial, LP 6.875% 2012                                                         1,250            1,428
Simon Property Group, LP 4.875% 2010 (1)                                                 1,000            1,041
Kimco Realty Corp. 6.00% 2012                                                              500              553


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.90%
Sanmina-SCI Corp. 10.375% 2010 (1)                                                       3,750            4,200
Solectron Corp.:
 9.625% 2009                                                                             2,825            3,009
 Series B, 7.375% 2006                                                                   1,025            1,031
Flextronics International Ltd.:
 9.75% 2010                                                                  Euro        2,000            2,503
 9.875% 2010                                                                       $       625              688


COMMUNICATIONS EQUIPMENT  -  0.79%
Motorola, Inc.:
 8.00% 2011                                                                              3,300            3,952
 5.22% 2097                                                                              1,000              800
 7.625% 2010                                                                               500              590
 7.50% 2025                                                                                500              558
 6.50% 2028                                                                                500              510
Nortel Networks Ltd. 6.125% 2006                                                         2,750            2,681
Lucent Technologies Inc. 7.25% 2006                                                      1,000              953


PAPER & FOREST PRODUCTS  -  0.78%
Georgia-Pacific Corp.:
 9.50% 2022                                                                              2,000            1,980
 7.50% 2006                                                                              1,380            1,421
 8.125% 2011                                                                             1,000            1,033
 7.70% 2015                                                                                650              629
Potlatch Corp. 10.00% 2011                                                               1,250            1,394
Weyerhaeuser Co. 5.95% 2008                                                              1,000            1,120
Abitibi-Consolidated Inc. 5.25% 2008                                                     1,000              982
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028 (8)                              1,000              725
Pindo Deli Finance Mauritius Ltd. 10.25% 2002 (4)                                        1,500              386
Kappa Beheer BV 10.625% 2009                                                 Euro          250              311


DIVERSIFIED FINANCIAL SERVICES  -  0.78%
CIT Group Inc.:
 6.875% 2009                                                                      $      2,500            2,840
 7.375% 2007                                                                             1,500            1,714
 5.75% 2007                                                                              1,500            1,637
 5.91% 2005                                                                              1,000            1,072
 7.75% 2012                                                                                750              896
Newcourt Credit Group Inc., Series B, 6.875% 2005                                        1,700            1,822


CONTAINERS & PACKAGING  -  0.75%
Jefferson Smurfit Corp. (U.S.):
 7.50% 2013 (1)                                                                          2,500            2,563
 8.25% 2012                                                                              2,000            2,155
Stone Container Corp. 9.75% 2011                                                           500              550
Owens-Brockway Glass Container Inc.:
 8.75% 2012                                                                              2,250            2,453
 8.875% 2009                                                                             1,500            1,635
Norampac Inc. 6.75% 2013 (1)                                                               225              237


MULTILINE RETAIL  -  0.74%
J.C. Penney Co., Inc.:
 8.25% 2022 (8)                                                                          2,700            2,660
 7.40% 2037                                                                              1,585            1,660
 8.00% 2010                                                                              1,250            1,316
 9.75% 2021 (8)                                                                            824              853
 7.60% 2007                                                                                500              528
 7.95% 2017                                                                                500              498
 7.65% 2016                                                                                500              490
 7.125% 2023                                                                               500              448
Dillard's, Inc. 6.30% 2008                                                                 700              674
Saks Inc. 7.375% 2019                                                                      400              382


AUTO COMPONENTS  -  0.68%
ArvinMeritor, Inc.:
 8.75% 2012                                                                              3,725            4,191
 6.625% 2007                                                                             1,250            1,303
TRW Automotive Acquisition Corp. 9.375% 2013 (1)                                         1,250            1,363
Tenneco Automotive Inc., Series B, 11.625% 2009                                          1,000              890
Dura Operating Corp., Series B, 8.625% 2012                                                750              773
R.J. Tower Corp. 12.00% 2013 (1)                                                           125              121


OFFICE ELECTRONICS  -  0.64%
Xerox Corp.:
 7.125% 2010                                                                             4,625            4,642
 7.15% 2004                                                                              1,000            1,020
Xerox Capital (Europe) PLC 5.875% 2004                                                   2,500            2,525


CHEMICALS  -  0.50%
Lyondell Chemical Co. 9.50% 2008 (1)                                                     2,300            2,197
Equistar Chemicals, LP:
 10.625% 2011 (1)                                                                        1,500            1,545
 8.75% 2009                                                                                750              731
Dow Chemical Co. 6.00% 2012                                                              1,800            1,962


SPECIALTY RETAIL  -  0.50%
Staples, Inc. 7.375% 2012                                                                2,000            2,372
Gap, Inc.:
 10.55% 2008 (5)                                                                         1,020            1,244
 6.90% 2007                                                                                500              541
Office Depot, Inc. 10.00% 2008                                                           1,000            1,193
Toys "R" Us, Inc. 7.625% 2011                                                            1,000            1,074


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  0.39%
Fairchild Semiconductor Corp. 10.50% 2009                                                2,925            3,305
ON Semiconductor Corp. and Semiconductor Components Industries, LLC 12.00% 2010          1,500            1,673


THRIFTS & MORTGAGE FINANCE  -  0.34%
Washington Mutual Bank, FA 6.875% 2011                                                   1,250            1,494
Washington Mutual Finance 8.25% 2005                                                       800              893
Washington Mutual, Inc.:
 5.625% 2007                                                                               750              827
 4.375% 2008                                                                               750              795
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026                           250              268


CAPITAL MARKETS  -  0.29%
J.P. Morgan Chase & Co. 5.75% 2013                                                       2,750            3,012
State Street Capital Trust II 1.79% 2008 (5)                                               750              751


MACHINERY  -  0.25%
John Deere Capital Corp. 3.90% 2008                                                      1,500            1,560
Deere & Co. 8.95% 2019                                                                     250              319
Terex Corp. 9.25% 2011                                                                   1,250            1,350


OTHER INDUSTRIES  -  0.79%
BAE SYSTEMS 2001 Asset Trust, Series 2001: (1)  (8)
 Class B, 7.156% 2011                                                                    1,189            1,330
 Class G, MBIA insured, 6.664% 2013                                                      1,050            1,183
Northwest Airlines, Inc. 9.875% 2007                                                     2,000            1,590
Electronic Data Systems Corp.:
 7.125% 2009                                                                               750              807
 6.00% 2013 (1)                                                                            750              733
NiSource Finance Corp. 7.625% 2005                                                       1,250            1,367
American Standard Inc. 8.25% 2009                                                        1,000            1,159
Burns Philp Capital Pty Ltd. 9.50% 2010 (1)                                              1,000            1,055
Continental Airlines, Inc. 8.00% 2005                                                    1,000              900
Exodus Communications, Inc. 11.625% 2010 (3)                                               419                8
Jet Equipment Trust: (1)
 Series 1994-A, 11.79% 2013 (3)                                                            250                1
 Series 1995-D, 11.44% 2014                                                                300                0



MORTGAGE-BACKED OBLIGATIONS (8)  -  5.83%
Agency pass-throughs:
 Government National Mortgage Assn.:
  5.00% 2033                                                                             7,380            7,526
  9.00% 2027                                                                             3,521            3,955
  7.50% 2023 - 2032                                                                      2,917            3,119
  8.00% 2023 - 2031                                                                      1,741            1,888
  7.00% 2023 - 2029                                                                      1,469            1,564
  5.50% 2017                                                                             1,426            1,502
  6.00% 2025 - 2028                                                                        504              532
  10.00% 2019                                                                              124              147
  9.50% 2021                                                                               114              130
 Fannie Mae:
  6.50% 2016 - 2031                                                                      5,454            5,806
  6.00% 2013 - 2017                                                                      3,873            4,052
  5.50% 2016                                                                             1,593            1,658
  7.00% 2026                                                                               288              305
  7.50% 2031                                                                               191              204
  10.00% 2018                                                                               53               63
 Freddie Mac:
  5.00% 2018                                                                             2,750            2,833
  6.00% 2032                                                                             1,641            1,704
 Small Business Administration, Series 2001-20J, 5.76% 2021                                737              805
Commercial mortgage-backed obligations:
 CS First Boston Mortgage Securities Corp.:
  Series 1998-C1, Class A-1B, 6.48% 2040                                                 1,250            1,436
  Series 2001-CK6, Class A-2, 6.103% 2036                                                1,230            1,395
  Series 2001-CF2, Class A-2, 5.935% 2034                                                1,000            1,088
  Series 2002-CKP1, Class A-1, 4.627% 2035                                                 770              808
  Series 1998-C1, Class A-1A, 6.26% 2040                                                   639              684
 Bear Stearns Commercial Mortgage Securities Inc.:
  Series 2000-WF2, Class A-2, 7.32% 2032                                                 1,520            1,844
  Series 2001-TOP2, Class A-2, 6.48% 2035                                                  750              876
  Series 2002-HOME, Class A, 1.92% 2013 (1)  (5)                                           735              734
 Salomon Brothers Commercial Mortgage Trust:
  Series 2000-C3, Class A-2, 6.592% 2033                                                 1,250            1,460
  Series 2000-C1, Class A-1, 7.46% 2008                                                    988            1,127
 Merrill Lynch Mortgage Investors, Inc.:
  Series 1999-C1, Class A-2, 7.56% 2031                                                  1,500            1,789
  Series 1995-C3, Class A-3, 7.60% 2025 (5)                                                600              623
 GS Mortgage Securities Corp. II, Series 1998-C1: (5)
  Class E, 7.422% 2030                                                                   1,250            1,276
  Class D, 7.422% 2030                                                                   1,000            1,096
 Morgan Stanley Capital I, Inc.:
  Series 1998-HF2, Class A-2, 6.48% 2030                                                 1,000            1,153
  Series 1997-HF1, Class B, 7.33% 2029 (1)                                               1,000            1,153
 Chase Commercial Mortgage Securities Corp., Class A-2:
  Series 1998-1, 6.56% 2030                                                              1,250            1,434
  Series 1998-2, 6.39% 2030                                                                750              864
 Morgan Stanley Dean Witter Capital I Trust:
  Series 2001-TOP5, Class A-3, 6.16% 2035                                                1,250            1,428
  Series 2002-HQ, Class A-1, 4.59% 2034                                                    777              803
 L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (1)                             1,256            1,384
 First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1,         1,141            1,249
  5.585% 2034
 Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036         1,000            1,167
 Nomura Asset Securities Corp., Series 1998-D6, Class A-A1, 6.28% 2030                   1,057            1,147
 Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,              750              911
  Series 1999-1, Class B, 7.619% 2031
 GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011 (1)                   740              794
 LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2010                   500              622
 DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                    500              580
 First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,                    536              573
  Series 1998-C2, Class A-1, 6.28% 2035
 DLJ Mortgage Acceptance Corp., Series 1995-CF2, Class A-1B, 6.85% 2027 (1)                 27               27
Agency collateralized mortgage obligations:
 Fannie Mae:
  Series 2002-W1, Class 2A, 7.50% 2042                                                     756              844
  Series 2002-W3, Class A-5, 7.50% 2028                                                    741              827
  Series 2001-4, Class GA, 10.143% 2025 (5)                                                497              573
  Series 2001-T10, Class A-1, 7.00% 2041                                                   495              540
  Series 2001-50, Class BA, 7.00% 2041                                                     498              528
  Series 2001-20, Class C, 11.805% 2031 (5)                                                346              412
 Freddie Mac, Series T-042, Class A-2, 5.50% 2042                                        1,000            1,025
Private issue pass-through obligations:
 Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.526% 2027 (1)  (5)         296              329
Private issue collateralized mortgage obligations:
 Residential Funding Mortgage Securities I, Inc., Series 2001-S1, Class A-1, 7.00% 2016     44               45


ASSET BACKED OBLIGATIONS (8)  -  2.35%
Conseco Finance Home Equity Loan Trust:
 Series 2001-C, Class A-3, 5.39% 2025                                                      951              961
 Series 2002-B, Class A-2, 5.31% 2033                                                      500              507
 Series 2000-A, Class BV-2, 3.98% 2031 (5)                                                 407              284
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029  (3)              1,750              873
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2,             750              763
  5.16% 2033
Green Tree Financial Corp., Class B-2: (3)
 Series 1995-6, 8.00% 2026                                                                 938              254
 Series 1996-5, 8.45% 2027                                                                 966               77
 Series 1997-8, 7.75% 2028                                                                 492               66
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014                   2,500            2,736
Continental Airlines, Inc.:
 Series 2000-1, Class A-1, 8.048% 2022                                                   1,355            1,343
 Series 1998-3, Class C-2, 7.25% 2005                                                      500              400
 Series 1999-1, Class B, 6.795% 2020                                                       487              365
Delta Air Lines, Inc.:
 Series 2003-1, Class G, AMBAC insured, 2.07% 2009 (1)  (5)                              1,482            1,483
 Series 2002-1, Class C, 7.779% 2013                                                       461              383
Pass-Through Amortizing Credit Card Trusts, Series 2002-1: (1)
 Class A-3FX, 6.298% 2012                                                                1,281            1,300
 Class A-2FX, 4.685% 2012                                                                  481              488
Educational Enhancement Funding Corp. Tobacco Settlement Bonds, Series 2002-A,           1,711            1,616
  6.72% 2025
Banco Itau SA, Series 2002, XLCA insured, 1.94% 2007 (1)  (5)                            1,500            1,489
United Air Lines, Inc.:
 Series 2000-1, Class A-2, 7.73% 2012                                                    1,675            1,322
 1991 Equipment Trust Certificates, Series A, 10.11% 2006  (3)                             386               58
Hyundai Auto Receivables Trust 2002-A, Class B, 3.54% 2009 (1)                           1,250            1,288
AmeriCredit Automobile Receivables Trust, Series 2002-D, Class A-3, FSA insured,         1,250            1,273
  2.72% 2007
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009 (1)       1,241            1,260
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006                              1,000            1,100
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                  1,000            1,065
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                         1,000            1,048
Residential Funding Mortgage Securities II, Inc., Series 2001-HS2, Class A-4, AMBAC        900              921
 insured, 6.43% 2016
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (1)            750              841
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022 (1)            767              791
Nordstrom Credit Card Master Note Trust, Series 2002-1A, Class B, 1.88% 2010 (1)  (5)      750              755
Metris Master Trust, Series 2001-1, Class A, 1.324% 2007 (5)                               750              738
MMCA Auto Owner Trust, Series 2002-1, Class A-3, 4.15% 2006                                626              630
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds,                 609              588
 Series 2001-A,  6.36% 2025
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured, 8.057% 2022            456              485
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020                              449              483
Jet Equipment Trust, Series 1995-A, Class C, 10.69% 2015 (1)                               250               28


U.S. TREASURY BONDS & NOTES  -  9.24%
5.75% 2005                                                                              23,000           25,314
6.75% 2005                                                                              20,000           22,028
6.00% 2004-2009                                                                         13,250           14,822
7.50% 2016                                                                               9,000           12,225
5.625% 2008                                                                             10,000           11,466
3.00% 2007                                                                               6,500            6,704
3.375% 2007  (10)                                                                        4,931            5,411
4.75% 2008                                                                               4,000            4,434
7.875% 2021                                                                              2,750            3,927
3.625% 2008  (10)                                                                        3,413            3,828
8.875% 2017                                                                              1,750            2,648
5.00% 2011                                                                               2,000            2,245
10.375% 2009-2012 (9)                                                                    1,500            1,899
7.25% 2004                                                                               1,000            1,069


FEDERAL AGENCY OBLIGATIONS  -  2.46%
Freddie Mac:
 5.25% 2006                                                                              4,750            5,169
 4.75% 2012                                                                              5,000            5,131
 5.00% 2004                                                                              4,750            4,911
 4.25% 2005                                                                              2,750            2,899
Fannie Mae:
 7.00% 2005                                                                              3,500            3,888
 6.00% 2005                                                                              3,250            3,591
 7.25% 2030                                                                                750              989
Federal Home Loan Bank 4.875% 2004                                                       4,655            4,797


NON-U.S. GOVERNMENT OBLIGATIONS  -  1.85%
United Mexican States Government Global:
 8.625% 2008                                                                             2,500            3,004
 4.625% 2008                                                                             2,735            2,799
 9.875% 2010                                                                             1,000            1,285
 11.375% 2016                                                                              750            1,093
 10.375% 2009                                                                              500              648
Deutschland Republic 5.25% 2008                                              Euro        5,650            7,116
Panama (Republic of):
 Global 9.375% 2023                                                               $      2,103            2,350
 8.875% 2027                                                                             1,000            1,093
 Interest Reduction Bond 5.00% 2014 (5)                                                    107               97
Canadian Government 4.25% 2026  (10)                                         C$          1,159            1,039
Brazil (Federal Republic of):
 14.50% 2009                                                                       $       500              580
 10.25% 2013                                                                               375              359
Dominican Republic 9.04% 2013 (1)                                                        1,000              908
State of Qatar 9.75% 2030                                                                  500              696
Philippines (Republic of) 9.875% 2019                                                      500              553


TAX-EXEMPT MUNICIPAL OBLIGATIONS  -  0.41%
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds:
 Series 2002, 5.75% 2032                                                                 1,500            1,322
 Series 2003, 6.125% 2024                                                                  750              692
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds,        1,950            1,810
  6.125% 2027
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds,        1,500            1,349
  Series 2003-A1, 6.25% 2033


TAXABLE MUNICIPAL OBLIGATIONS  -  0.25%
Eastern Municipal Power Agency, Power System Rev. Ref. Bonds, Federally Taxable,         1,625            1,673
  Series 2003-E, 5.55% 2014
State of California Dept. of Water Resources, Power Supply Revenue Bonds,                1,500            1,566
  Series 2002-E, 4.33% 2006


                                                                                               -----------------
Total bonds & notes (cost: $859,185,000)                                                                909,379
                                                                                               -----------------



                                                                                 Shares or
                                                                                 principal
Stocks (common & preferred)                                                       amount
----------------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS  -  0.76%
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated)            $1,175,000           $1,386
  (France) (1)  (5)
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated) (1)          $850,000           $1,105
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual
 preferred $1,500,000 (undated) (United Kingdom) (1) (5)                            $1,500,000           $1,984
Tokai Preferred Capital Co. LLC, Series A, 9.98%/11.091% noncumulative preferred    $1,500,000           $1,595
 (undated) (Japan) (1)  (5)
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference       $750,000             $892
 shares  (undated)  (Singapore) (1)  (5)
SB Treasury Co. LLC, Series A, 9.40%/10.925% noncumulative preferred (undated)        $750,000             $829
  (Japan) (1)  (5)
First Republic Capital Corp., Series A, 10.50% preferred (1)                               750              748
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (1)  (5)             $500,000             $585
NB Capital Corp. 8.35% exchangeable preferred depositary shares                         20,000              554


WIRELESS TELECOMMUNICATION SERVICES  -  0.64%
Dobson Communications Corp. senior exchangeable preferred: (6)
     13.00% 2009                                                                         1,641            1,666
     12.25% 2008                                                                           546              541
     12.25% 2008                                                                           121              120
SpectraSite, Inc.  (1) (7)  (11)                                                        45,804            1,941
Crown Castle International Corp. 12.75% senior exchangeable preferred 2010 (6) (11)      1,750            1,916
Nextel Communications, Inc.:
     Series D, 13.00% exchangeable preferred 2009 (6)                                    1,053            1,116
     Class A (1) (11)                                                                   26,609              481
American Tower Corp., warrants, expire 2008  (1)  (11)                                   3,000              345


CAPITAL MARKETS  -  0.33%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated)          $3,350,000            3,534
  (Japan) (1)  (5)
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred                $650,000              656
  (undated) (1)  (5)



OTHER INDUSTRIES -  0.50%
ING Capital Funding Trust III 8.439% noncumulative preferred (undated)              $1,500,000            1,875
  (Netherlands) (5)
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
 securities (Hong Kong) (1)                                                             65,000            1,792
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032       24,400            1,060
ProLogis, Series D, 7.92% preferred                                                     36,800              927
ZiLOG, Inc.  (11)                                                                       95,000              285
ZiLOG, Inc. - MOD III Inc., units (7)  (11)                                                 95               51
Sinclair Capital 11.625% preferred 2009                                                  2,500              264
DigitalGlobe, Inc., Series B, 7.00% convertible preferred 2009 (formerly                94,118               94
 EarthWatch Inc.)    (1)  (6) (7) (11)
Clarent Hospital Corp.  (11)                                                            15,070               26
Adelphia Communications Corp., Series B, 13.00% preferred 2009  (11)                     5,000                2
GT Group Telecom Inc., warrants, expire 2010 (Canada) (1)  (7) (11)                      1,000                0


                                                                                               -----------------
Total stocks (cost: $26,655,000)                                                                         28,370
                                                                                               -----------------







                                                                                 Principal
                                                                                  amount
Convertible debentures                                                             (000)
----------------------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.54%
Solectron Corp. 0% LYON 2020                                                      $      9,150           $5,124
Celestica Inc. 0% 2020 (Canada)                                                          1,700              897
SCI Systems, Inc. 3.00% 2007                                                             1,000              883


INTERNET & CATALOG RETAIL  -  0.45%
Amazon.com, Inc. 6.875% PEACS 2010                                           Euro                 4,300   4,899
Amazon.com, Inc. 4.75% 2009                                                        $       900              856


COMMUNICATIONS EQUIPMENT  -  0.33%
Juniper Networks, Inc. 4.75% 2007                                                        2,500            2,372
Corning Inc. 0% 2015                                                                     2,472            1,848


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  0.27%
Analog Devices, Inc. 4.75% 2005                                                          1,270            1,299
Conexant Systems, Inc. 4.00% 2007                                                        1,500            1,185
RF Micro Devices, Inc. 3.75% 2005                                                          473              469
Cypress Semiconductor Corp. 3.75% 2005                                                     330              332
TriQuint Semiconductor, Inc. 4.00% 2007                                                    250              208


OTHER INDUSTRIES -  0.48%
Hellenic Exchangeable Finance SCA 2.00% exchangeable bonds 2005 (Greece)     Euro                  1,750  2,200
American Tower Corp. 5.00% 2010                                                   $      2,000            1,720
Elan Finance Corp. Ltd. 0% 2018 (Ireland)                                                2,000            1,110
Omnicare, Inc. 5.00% 2007                                                                1,000            1,029



                                                                                               -----------------
Total convertible debentures (cost: $21,052,000)                                                         26,431
                                                                                               -----------------

MISCELLANEOUS  -  0.12%
Other equity securities in initial period of acquisition                                                  1,564
                                                                                               -----------------

Total equity securities (cost: $47,707,000)                                                              56,365
                                                                                               -----------------


Short-term securities
----------------------------------------------------------------------------------------------------------------

CORPORATE SHORT-TERM NOTES  -  16.59%
Coca-Cola Co. 1.05%- 1.20% due 8/1-8/5/03 (9)                                    $      15,700          $15,683
E.I. duPont de Nemours & Co. 0.93%-1.20% due 7/10-8/11/03                               13,250           13,238
Merck & Co. Inc. 0.95%-1.19% due 7/15-8/21/03                                           12,900           12,886
Golden Peanut Co., LLC 1.01%-1.15% due 7/25-8/6/03                                      12,500           12,489
American Express Credit Corp. 1.17% due 7/11/03 (9)                                     12,300           12,296
Harley-Davidson Funding Corp. 0.95%-1.11% due 7/24-8/4/03 (1)                           12,200           12,190
SBC International Inc. 0.92%-1.02% due 7/24-8/14/03 (1)                                 12,000           11,991
ChevronTexaco Corp. 1.15% due 7/10/03                                                   11,800           11,796
Pfizer Inc 0.97%-1.13% due 7/29-8/1/03 (1)                                              11,300           11,290
Preferred Receivables Funding Corp. 1.05% due 7/21/03 (1)                               10,900           10,893
Harvard University 0.89% due 9/17/03                                                    10,300           10,277
Procter & Gamble Co. 1.00% due 7/31/03 (1)                                              10,200           10,191
Verizon Network Funding Corp. 1.21% due 7/7/03                                          10,000            9,998
Receivables Capital Corp. 1.07% due 7/15/03 (1)                                         10,000            9,996
Netjets Inc. 1.20% due 7/16/03 (1)                                                      10,000            9,995
Corporate Asset Funding Co. Inc. 1.21%-1.22% due 7/3-7/17/03 (1)                         9,600            9,595
Gannett Co. 1.02% due 7/18/03 (1)                                                        8,500            8,496
First Data Corp. 0.96% due 7/9/03                                                        7,100            7,098
Johnson & Johnson 0.88% due 8/13/03 (1)                                                  6,500            6,493
New Center Asset Trust 1.22% due 7/8/03                                                  5,000            4,999


FEDERAL AGENCY DISCOUNT NOTES  -  5.82%
Federal Home Loan Bank 1.14%-1.19% due 7/9-7/25/03                                      49,600           49,577
Freddie Mac 1.13%-1.15% due 7/30-8/21/03                                                12,600           12,586
Fannie Mae 1.14%-1.185% due 7/16-7/30/03 (9)                                             8,525            8,519
Federal Farm Credit Banks 0.89% due 8/4/03                                               3,700            3,697


U.S. TREASURIES  -  1.04%
U.S. Treasury Bills 0.774% due 9/11/03                                                  13,300           13,278



                                                                                               -----------------
Total short-term securities (cost: $299,551,000)                                                        299,547
                                                                                               -----------------


Total investment securities (cost: $1,206,443,000)                                                    1,265,291
Other assets less liabilities                                                                            11,923
                                                                                               -----------------

Net assets                                                                                           $1,277,214
                                                                                               =================


(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Step bond; coupon rate will increase at a later date.
(3) Company not making scheduled interest payments;
    bankruptcy proceedings pending.
(4) Company did not make principal payment upon scheduled maturity date;
    reorganization pending.
(5) Coupon rate may change periodically.
(6) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(7) Valued under fair value procedures adopted by authority of the Board of Trustees.
(8) Pass-through securities backed by a pool of
    mortgages or other loans on which principal payments are
    periodically made.  Therefore, the effective maturities
    are shorter than the stated maturities.
(9) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(10) Index-linked bond whose principal amount moves with a government retail price index.
(11) Security did not produce income during the last 12 months.

See Notes to Financial Statements

HIGH-INCOME BOND FUND
                                            Investment portfolio, June 30, 2003
unaudited



                                                                                                     Principal      Market
                                                                                                        amount       value
Bonds & notes                                                                                             (000)       (000)

MEDIA  -  9.85%
Young Broadcasting Inc.:
 10.00% 2011                                                                                         $   5,843    $  6,354
 Series B, 9.00% 2006                                                                                    1,639       1,655
 Series B, 8.75% 2007                                                                                       85          87
Emmis Communications Corp. 0%/12.50% 2011 (1)                                                            6,963       6,058
Hollinger Participation Trust 12.125% 2010 (2)  (3)  (4)                                                 2,411       2,719
CanWest Media Inc.:
 7.625% 2013 (2)                                                                                         1,000       1,067
 Series B, 10.625% 2011                                                                                    500         572
Cinemark USA, Inc. 9.00% 2013 (2)                                                                        3,525       3,842
ACME Intermediate Holdings, LLC, Series B, 12.00% 2005                                                   3,732       3,816
RH Donnelley Inc.: (2)
 10.875% 2012                                                                                            2,125       2,486
 8.875% 2010                                                                                             1,000       1,110
TransWestern Publishing Co. LLC, Series F, 9.625% 2007                                                   3,250       3,404
FrontierVision 11.00% 2006 (5)                                                                           2,500       2,400
Century Communications Corp. 0% 2003 (6)                                                                 1,000         595
Adelphia Communications Corp. 10.25% 2011 (5)                                                              450         290
Radio One, Inc., Series B, 8.875% 2011                                                                   2,500       2,762
Quebecor Media Inc. 11.125% 2011                                                                         2,300       2,645
Antenna TV SA 9.00% 2007                                                                                 2,750       2,578
Charter Communications Holdings, LLC: (1)
 0%/13.50% 2011                                                                                          1,625         853
 0%/11.75% 2010                                                                                          1,400         833
 Charter Communications Holdings Capital Corp. 0%/12.125% 2012                                           1,000         466
 0%/9.92% 2011                                                                                             200         132
Sun Media Corp. 7.625% 2013                                                                              2,000       2,140
AMC Entertainment Inc.:
 9.50% 2011                                                                                              1,000       1,040
 9.50% 2009                                                                                                750         771
 9.875% 2012                                                                                               250         270
Carmike Cinemas, Inc., Series B, 10.375% 2009                                                            1,850       1,952
Liberty Media Corp. 8.25% 2030                                                                           1,500       1,737
Regal Cinemas Corp., Series B, 9.375% 2012                                                               1,500       1,661
Chancellor Media Corp. of Los Angeles 8.00% 2008                                                         1,250       1,459
Univision Communications Inc. 7.85% 2011                                                                 1,000       1,192
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013 (2)                                       750         840
Gray Communications Systems, Inc. 9.25% 2011                                                               750         832
LBI Media, Inc. 10.125% 2012                                                                               750         829
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013                                                         650         691
RBS Participacoes SA 11.00% 2007 (2)                                                                     1,000         607
AOL Time Warner Inc. 6.875% 2012                                                                           500         572
NextMedia Operating, Inc. 10.75% 2011                                                                      500         562
EchoStar DBS Corp. 9.125% 2009                                                                             500         561
Globo Comunicacoes e Participacoes Ltda., Series B: (5)
 10.50% 2006 (2)                                                                                           630         225
 10.50% 2006                                                                                               360         129


WIRELESS TELECOMMUNICATION SERVICES  -  8.20%
American Tower Corp. 9.375% 2009                                                                        12,375      12,499
Crown Castle International Corp.:
 0%/11.25% 2011 (1)                                                                                      5,000       4,825
 10.625% 2007                                                                                            3,025       3,199
 10.75% 2011                                                                                               500         547
Triton PCS, Inc.:
 8.50% 2013 (2)                                                                                          2,450       2,646
 9.375% 2011                                                                                             2,390       2,456
 8.75% 2011                                                                                              1,375       1,378
Nextel Partners, Inc.:
 8.125% 2011 (2)                                                                                         2,050       2,055
 11.00% 2010                                                                                             1,773       1,924
 12.50% 2009                                                                                             1,000       1,130
 11.00% 2010                                                                                               500         542
AT&T Wireless Services, Inc.:
 7.50% 2007                                                                                              1,250       1,442
 8.125% 2012                                                                                               800         966
TeleCorp PCS, Inc.:
 10.625% 2010                                                                                            1,300       1,576
 0%/11.625% 2009 (1)                                                                                       779         810
Nextel Communications, Inc:
 9.95% 2008                                                                                              3,200       3,360
 9.75% 2007                                                                                                950         988
Centennial Cellular Corp. 10.75% 2008                                                                    2,000       1,850
Centennial Communications Corp. and Centennial Cellular Operating  Co. LLC
 10.125% 2013 (2)                                                                                        1,400       1,393
American Cellular Corp. 9.50% 2009 (5)                                                                   6,350       3,207
CFW Communications Co. 13.00% 2010 (5) (7)                                                               6,375       2,869
Cricket Communications, Inc.: (3)  (5)
 6.188% 2007                                                                                             1,340         523
 6.188% 2007                                                                                               750         292
 6.375% 2007                                                                                               560         218
Western Wireless Corp. 10.50% 2006                                                                       1,000       1,020
Teletrac, Inc. 9.00% 2004 (2) (4) (7)                                                                      579         145
iPCS, Inc. 0%/14.00% 2010 (1)  (5)                                                                       1,200          66
AirGate PCS, Inc. 0%/13.50% 2009 (1)                                                                        50          24
PageMart Wireless, Inc. 11.25% 2008  (5) (7)                                                            17,400           2


HOTELS, RESTAURANTS & LEISURE  -  5.19%
Six Flags, Inc.:
 9.50% 2009                                                                                              1,875       1,856
 9.75% 2013 (2)                                                                                          1,850       1,841
 8.875% 2010                                                                                               250         241
Premier Parks Inc. 9.75% 2007                                                                            1,350       1,343
Horseshoe Gaming Holding Corp., Series B, 8.625% 2009                                                    4,000       4,260
MGM Mirage, Inc. 8.50% 2010                                                                              2,000       2,360
Mirage Resorts, Inc.:
 6.75% 2007                                                                                                500         535
 6.75% 2008                                                                                                500         534
Boyd Gaming Corp.:
 9.25% 2009                                                                                              1,750       1,951
 7.75% 2012                                                                                                750         800
 8.75% 2012                                                                                                500         550
Royal Caribbean Cruises Ltd.:
 8.00% 2010                                                                                              1,250       1,306
 8.25% 2005                                                                                                750         784
 7.00% 2007                                                                                                600         609
 8.75% 2011                                                                                                250         266
Mohegan Tribal Gaming Authority:
 8.375% 2011                                                                                             1,100       1,196
 8.125% 2006                                                                                               500         545
 8.75% 2009                                                                                                500         541
 8.00% 2012                                                                                                400         434
Buffets, Inc. 11.25% 2010                                                                                1,900       1,890
Station Casinos, Inc. 8.375% 2008                                                                        1,500       1,627
Sbarro, Inc. 11.00% 2009                                                                                 1,500       1,290
IT&T Corp. 6.75% 2005                                                                                    1,075       1,127
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                              850         816
Hilton Hotels Corp.:
 7.20% 2009                                                                                                560         605
 7.625% 2008                                                                                               190         205
Ameristar Casinos, Inc. 10.75% 2009                                                                        625         712
Extended Stay America, Inc. 9.875% 2011                                                                    625         675
International Game Technology 8.375% 2009                                                                  500         614
YUM  Brands, Inc. 7.70% 2012                                                                               500         572
Florida Panthers Holdings, Inc. 9.875% 2009                                                                500         541
Eldorado Resorts LLC 10.50% 2006                                                                           500         512
Argosy Gaming Co. 9.00% 2011                                                                               400         434
Mandalay Resort Group 10.25% 2007                                                                          250         284
Harrah's Operating Co., Inc. 7.125% 2007                                                                   250         283


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.43%
Sprint Capital Corp:
 7.90% 2005                                                                                              4,090       4,438
 6.00% 2007                                                                                              2,325       2,501
 6.90% 2019                                                                                              1,000       1,051
 8.375% 2012                                                                                               500         600
 7.125% 2006                                                                                               230         252
 7.625% 2011                                                                                               135         154
Qwest Services Corp.: (2)
 13.50% 2010                                                                                             3,062       3,475
 13.00% 2007                                                                                             3,083       3,391
U S WEST, Inc. 7.20% 2004                                                                                  500         515
British Telecommunications PLC 7.125% 2011 (3)                                                Euro       3,500       4,700
Telewest Communications PLC: (5)
 9.875% 2010                                                                                         $   3,050       1,121
 0%/11.375% 2010 (1)                                                                                     2,000         595
 11.25% 2008                                                                                               875         322
TeleWest PLC: (5)
 11.00% 2007                                                                                             1,150         423
 9.625% 2006                                                                                                50          18
France Telecom 9.25% 2011 (3)                                                                            1,875       2,364
Comcast UK Cable Partners Ltd. 11.20% 2007                                                               1,250       1,227
COLT Telecom Group PLC 12.00% 2006                                                                         750         761
FairPoint Communications, Inc. 11.875% 2010 (2)                                                            550         641
PCCW-HKT Capital Ltd. 7.75% 2011 (2)                                                                       500         579
GT Group Telecom Inc. 0%/13.25% 2010 (1)                                                                 4,000          20


METALS & MINING  -  3.52%
Freeport-McMoRan Copper & Gold Inc.:
 10.125% 2010                                                                                            4,175       4,676
 7.20% 2026                                                                                              2,400       2,430
Earle M. Jorgensen Co. 9.75% 2012                                                                        2,750       2,929
United States Steel Corp. 9.75% 2010                                                                     2,500       2,550
Oregon Steel Mills, Inc. 10.00% 2009                                                                     2,700       2,443
AK Steel Corp.:
 Holding 7.75% 2012                                                                                      2,000       1,670
 7.875% 2009                                                                                               875         745
Luscar Coal Ltd. 9.75% 2011                                                                              1,900       2,180
Gerdau Ameristeel Corp. 10.375% 2011 (2)                                                                 1,750       1,719
Steel Dynamics, Inc. 9.50% 2009                                                                          1,000       1,052
Allegheny Technologies, Inc. 8.375% 2011                                                                   500         480
Kaiser Aluminum & Chemical Corp. 12.75% 2003 (6)                                                         4,100         256


OIL & GAS  -  3.10%
Clark Refining & Marketing, Inc.:
 8.875% 2007                                                                                             2,950       3,024
 8.375% 2007                                                                                               425         429
 8.625% 2008                                                                                               150         154
Premcor Refining Group Inc.:
 9.25% 2010                                                                                              1,200       1,314
 9.50% 2013                                                                                                425         472
 7.50% 2015 (2)                                                                                            175         173
Port Arthur Finance Corp. 12.50% 2009 (8)                                                                  290         341
Pogo Producing Co.:
 8.75% 2007                                                                                              2,500       2,587
 10.375% 2009                                                                                            1,250       1,367
Western Oil Sands Inc. 8.375% 2012                                                                       2,200       2,464
General Maritime Corp. 10.00% 2013 (2)                                                                   2,175       2,392
Petrozuata Finance, Inc., Series B: (8)
 8.22% 2017 (2)                                                                                          2,005       1,759
 8.22% 2017                                                                                                350         307
Newfield Exploration Co.:
 7.625% 2011                                                                                               900       1,018
 8.375% 2012                                                                                               250         283
XTO Energy Inc. 6.25% 2013 (2)                                                                           1,000       1,067
Valero Energy Corp.:
 6.125% 2007                                                                                               330         363
 6.875% 2012                                                                                               170         193
Teekay Shipping Corp. 8.875% 2011                                                                          375         413
Overseas Shipholding Group, Inc. 8.25% 2013 (2)                                                            250         261


FOOD PRODUCTS  -  2.81%
Burns Philp Capital Pty Ltd.: (2)
 9.75% 2012                                                                                              4,025       3,944
 9.50% 2010                                                                                              1,250       1,319
 10.75% 2011                                                                                             1,000       1,045
Fage Dairy Industry SA 9.00% 2007                                                                        6,000       5,970
Smithfield Foods, Inc., Series A, 8.00% 2009                                                             2,250       2,447
Del Monte Corp. 8.625% 2012 (2)                                                                          2,150       2,290
Aurora Foods Inc., Series B, 9.875% 2007                                                                 2,200         792
Dole Food Company, Inc. 8.875% 2011 (2)                                                                    625         666


CONTAINERS & PACKAGING  -  2.49%
Owens-Brockway Glass Container Inc.:
 7.75% 2011 (2)                                                                                          2,425       2,577
 8.75% 2012                                                                                              1,400       1,526
 8.875% 2009                                                                                             1,075       1,172
Owens-Illinois, Inc:
 7.50% 2010                                                                                              1,275       1,256
 8.10% 2007                                                                                                250         257
Jefferson Smurfit Corp. (U.S.) 7.50% 2013 (2)                                                            3,000       3,075
Stone Container Corp.:
 9.25% 2008                                                                                              1,000       1,095
 9.75% 2011                                                                                                500         550
Longview Fibre Co. 10.00% 2009                                                                           2,000       2,230
Tekni-Plex, Inc., Series B, 12.75% 2010                                                                  2,050       2,009
Smurfit Capital Funding PLC 6.75% 2005                                                                     500         517
Norampac Inc. 6.75% 2013 (2)                                                                               100         105


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.39%
Solectron Corp.:
 9.625% 2009                                                                                             6,135       6,534
 Series B, 7.375% 2006                                                                                     700         704
Sanmina-SCI Corp. 10.375% 2010 (2)                                                                       5,500       6,160
Flextronics International Ltd.:
 9.875% 2010                                                                                             1,150       1,265
 9.75% 2010                                                                                   Euro         875       1,095


COMMERCIAL SERVICES & SUPPLIES  -  2.09%
Allied Waste North America, Inc.:
 10.00% 2009                                                                                         $   8,375       8,940
 Series B, 8.875% 2008                                                                                   1,250       1,362
 8.50% 2008                                                                                                500         540
Cendant Corp.:
 6.25% 2008                                                                                              1,000       1,108
 6.875% 2006                                                                                               125         140
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                                    850         861
Stericycle, Inc., Series B, 12.375% 2009                                                                   650         751
Safety-Kleen Services, Inc. 9.25% 2008 (5) (7)                                                           1,750          35


PAPER & FOREST PRODUCTS  -  2.07%
Georgia-Pacific Corp.:
 8.125% 2011                                                                                             2,750       2,839
 9.50% 2022                                                                                              2,450       2,425
 7.375% 2008 (2)                                                                                           500         510
 7.50% 2006                                                                                                250         258
Fort James Corp. 6.625% 2004                                                                             1,000       1,022
Potlatch Corp. 10.00% 2011                                                                               1,779       1,984
Riverwood International Corp. 10.875% 2008                                                               1,250       1,288
Kappa Beheer BV 10.625% 2009                                                                  Euro       1,000       1,246
Abitibi-Consolidated Inc. 8.55% 2010                                                                 $   1,000       1,122
Indah Kiat International Finance Co. BV 11.875% 2002 (6)                                                 2,000         830
Indah Kiat Finance Mauritius Ltd. 10.00% 2007 (5)                                                          250          96


MULTILINE RETAIL  -  1.81%
J.C. Penney Co., Inc.:
 7.625% 2097                                                                                             2,300       2,070
 6.875% 2015                                                                                             2,000       1,881
 7.65% 2016                                                                                              1,400       1,372
 8.25% 2022 (8)                                                                                            900         887
 9.00% 2012                                                                                                505         550
 8.00% 2010                                                                                                500         526
 7.95% 2017                                                                                                500         498
 7.05% 2005                                                                                                355         368
 7.375% 2008                                                                                               250         259
Saks Inc.:
 7.375% 2019                                                                                             1,090       1,041
 9.875% 2011                                                                                               250         283
Kmart Corp. Pass-Through Trust, Series 1995-K2, 9.78% 2020 (8) (9)                                       1,829         715
DR Securitized Lease Trust, Series 1994 K-2, 9.35% 2019 (8) (9)                                          1,471         575
Dillard's, Inc. 6.30% 2008                                                                                 700         674
Dillard Department Stores, Inc. 7.875% 2023                                                                250         223


ELECTRIC UTILITIES  -  1.73%
Edison Mission Energy:
 7.73% 2009                                                                                              3,125       2,688
 9.875% 2011                                                                                             1,125       1,046
Edison International 6.875% 2004                                                                         2,750       2,778
Southern California Edison 8.00% 2007 (2)                                                                2,147       2,364
Mission Energy Holding Co. 13.50% 2008                                                                   2,425       1,649
Israel Electric Corp. Ltd. 7.75% 2027 (2)                                                                  500         503
Dominion Resources, Inc., Series 2002-C, 5.70% 2012                                                        225         247
Oncor Electric Delivery Co. 6.375% 2012                                                                     85          97


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  1.61%
Amkor Technology, Inc.:
 7.75% 2013 (2)                                                                                          1,960       1,872
 9.25% 2008                                                                                              1,410       1,473
ON Semiconductor Corp.:
 Semiconductor Components Industries, LLC 12.00% 2010                                                    1,750       1,951
 13.00% 2008 (3)                                                                                         1,000       1,015
Fairchild Semiconductor Corp. 10.50% 2009                                                                2,075       2,345
Micron Technology, Inc. 6.50% 2005 (2)                                                                   2,000       1,920


FOOD & STAPLES RETAILING  -  1.58%
Delhaize America, Inc.:
 7.375% 2006                                                                                             2,340       2,469
 9.00% 2031                                                                                              2,000       2,210
 8.125% 2011                                                                                             1,250       1,375
Ahold Finance U.S.A., Inc.:
 6.25% 2009                                                                                              2,065       1,936
 8.25% 2010                                                                                                310         319
Ahold Lease Pass-Through Trust: (8)
 Series 2001-A-2, 8.62% 2025                                                                               450         432
 Series 2001-A-1, 7.82% 2020                                                                               200         190
Rite Aid Corp. 6.875% 2013                                                                               1,000         870
Pathmark Stores, Inc. 8.75% 2012                                                                           375         390
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                         200         188


AUTO COMPONENTS  -  1.38%
Stoneridge, Inc. 11.50% 2012                                                                             2,250       2,531
Lear Corp., Series B, 8.11% 2009                                                                         2,000       2,300
Dana Corp. 10.125% 2010                                                                                    950       1,052
TRW Automotive Acquisition Corp.: (2)
 9.375% 2013                                                                                               725         790
 11.00% 2013                                                                                               125         137
ArvinMeritor, Inc.:
 8.75% 2012                                                                                                500         563
 6.625% 2007                                                                                               250         261
Tenneco Automotive Inc.:
 Series B, 11.625% 2009                                                                                    750         668
 10.25% 2013 (2)                                                                                           150         153
R.J. Tower Corp. 12.00% 2013 (2)                                                                           375         362
Dura Operating Corp., Series B, 8.625% 2012                                                                250         258
Key Plastics Holdings, Inc., Series B, 10.25% 2007 (5) (7)                                               3,000          38


MULTI-UTILITIES & UNREGULATED POWER  -  1.33%
AES Corp.:
 8.75% 2013 (2)                                                                                          4,500       4,703
 10.00% 2005 (2)                                                                                         1,000       1,043
 9.50% 2009                                                                                                578         587
 9.375% 2010                                                                                                97          98
AES Drax Holdings Ltd., Series B, 10.41% 2020 (8)                                                        2,250       1,463
Duke Capital Corp. 7.50% 2009                                                                              750         859


HOUSEHOLD DURABLES  -  1.30%
Boyds Collection, Ltd., Series B, 9.00% 2008                                                             2,875       2,897
Lennar Corp., Series B, 9.95% 2010                                                                       1,000       1,172
William Lyon Homes, Inc. 10.75% 2013                                                                     1,000       1,068
Salton/Maxim Housewares, Inc. 10.75% 2005                                                                1,025       1,035
Ryland Group, Inc.:
 5.375% 2008                                                                                               500         519
 9.75% 2010                                                                                                250         289
WCI Communities, Inc. 10.625% 2011                                                                         650         722
Beazer Homes USA, Inc. 8.375% 2012                                                                         500         556
Schuler Homes, Inc. 10.50% 2011                                                                            250         289


CONSUMER FINANCE  -  1.09%
Capital One Financial Corp. 8.75% 2007                                                                   2,930       3,218
Capital One Bank 6.50% 2013                                                                              1,000         992
Providian Financial Corp., Series A, 9.525% 2027 (2)                                                     3,500       2,975


MACHINERY  -  1.06%
Terex Corp.:
 9.25% 2011                                                                                              1,875       2,025
 Class B, 10.375% 2011                                                                                   1,760       1,954
AGCO Corp. 9.50% 2008                                                                                    1,750       1,899
NMHG Holding Co. 10.00% 2009                                                                             1,000       1,105


SPECIALTY RETAIL  -  1.04%
United Rentals (North America), Inc.:
 10.75% 2008 (2)                                                                                         2,500       2,744
 Series B, 9.00% 2009                                                                                      500         490
Gap, Inc.:
 6.90% 2007                                                                                              1,358       1,470
 10.55% 2008 (3)                                                                                            95         116
Office Depot, Inc. 10.00% 2008                                                                           1,000       1,193
PETCO Animal Supplies, Inc. 10.75% 2011                                                                    750         859


COMMUNICATIONS EQUIPMENT  -  0.99%
Motorola, Inc.:
 8.00% 2011                                                                                              1,000       1,198
 6.50% 2028                                                                                                600         612
 7.625% 2010                                                                                               500         590
 5.22% 2097                                                                                                600         480
 7.50% 2025                                                                                                150         167
Lucent Technologies Inc. 7.25% 2006                                                                      2,000       1,905
Nortel Networks Ltd. 6.125% 2006                                                                         1,625       1,584


AUTOMOBILES  -  0.98%
General Motors Acceptance Corp.:
 6.875% 2011                                                                                             2,000       2,010
 6.125% 2007                                                                                             1,500       1,560
General Motors Corp. 7.20% 2011                                                                            250         252
Ford Motor Credit Co.:
 7.875% 2010                                                                                             1,500       1,610
 7.375% 2009                                                                                             1,000       1,050


CHEMICALS  -  0.95%
Lyondell Chemical Co.:
 10.50% 2013 (2)                                                                                         2,600       2,613
 11.125% 2012                                                                                            1,625       1,674
 9.50% 2008 (2)                                                                                          1,300       1,242
 Series A, 9.625% 2007                                                                                     500         493
 Series B, 9.875% 2007                                                                                     250         246


OFFICE ELECTRONICS  -  0.95%
Xerox Corp.:
 7.125% 2010                                                                                             3,200       3,212
 7.625% 2013                                                                                             1,000       1,006
Xerox Capital (Europe) PLC 5.875% 2004                                                                   2,000       2,020


HEALTH CARE PROVIDERS & SERVICES  -  0.68%
Columbia/HCA Healthcare Corp.:
 6.91% 2005                                                                                              1,875       1,990
 7.00% 2007                                                                                                250         268
HCA Inc. 6.25% 2013                                                                                      1,000       1,021
Concentra Operating Corp., Series A, 13.00% 2009                                                           655         743
Integrated Health Services, Inc.: (5) (7)
 Series A, 9.25% 2008                                                                                    9,250         208
 Series A, 9.50% 2007                                                                                    5,325         120
 10.25% 2006 (3)                                                                                         5,000         113


AIRLINES  -  0.47%
Northwest Airlines, Inc.:
 9.875% 2007                                                                                             1,500       1,193
 7.875% 2008                                                                                               665         509
 8.52% 2004                                                                                                500         470
Continental Airlines, Inc. 8.00% 2005                                                                    1,000         900


REAL ESTATE  -  0.43%
HMH Properties, Inc., Series A, 7.875% 2005                                                              1,500       1,534
Host Marriott, LP:
 Series E, 8.375% 2006                                                                                     150         156
 Series I, 9.50% 2007                                                                                      100         108
FelCor Suites LP 7.375% 2004                                                                             1,000       1,018


COMMERCIAL BANKS  -  0.41%
Household Finance Corp. 6.40% 2008                                                                       2,000       2,285
Sanwa Bank, Ltd. 7.40% 2011                                                                                250         281
Bayer Hypo-Vereinsbank 8.741% 2031 (2)                                                                     100         105


ROAD & RAIL  -  0.39%
TFM, SA de CV:
 12.50% 2012                                                                                               720         779
 10.25% 2007                                                                                               350         359
 11.75% 2009                                                                                                45          46
RailAmerica Transportation Corp. 12.875% 2010                                                              750         837
Kansas City Southern Railway Co. 7.50% 2009                                                                500         521


BEVERAGES  -  0.37%
Constellation Brands, Inc. 8.125% 2012                                                                   1,750       1,899
Cott Beverages Inc. 8.00% 2011                                                                             500         543


INDUSTRIAL CONGLOMERATES  -  0.32%
Tyco International Group SA:
 6.125% 2008                                                                                             1,250       1,313
 6.125% 2009                                                                                               500         523
 6.375% 2005                                                                                               250         262


INSURANCE  -  0.30%
ACE Capital Trust II 9.70% 2030                                                                            750       1,014
Prudential Holdings, LLC, Series C, 8.695% 2023 (2)  (8)                                                   750         952


CONSTRUCTION & ENGINEERING  -  0.28%
Technical Olympic USA, Inc.:
 10.375% 2012                                                                                            1,250       1,338
 9.00% 2010                                                                                                500         538


BUILDING PRODUCTS  -  0.28%
American Standard Inc.:
 8.25% 2009                                                                                              1,250       1,448
 7.375% 2005                                                                                               375         399


OTHER INDUSTRIES -  0.30%
Bombardier Capital Inc., Series A, 6.125% 2006 (2)                                                         500         514
Warnaco Inc. 8.875% 2013 (2)                                                                               500         520
Levi Strauss & Co. 11.625% 2008                                                                            125         108
Iron Mountain Inc. 7.75% 2015                                                                              800         850


ASSET-BACKED OBLIGATIONS (8)  -  0.36%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, 10.421% 2007 (2)               1,250       1,319
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022                                          579         574
USAir, Inc., Pass-Through Trust, Series 1993-A3, 10.375% 2013 (5)                                        1,500         458


U.S. TREASURY BONDS & NOTES  -  0.83%
 7.50% 2016                                                                                              4,000       5,433


NON-U.S. GOVERNMENT OBLIGATIONS  -  1.35%
Panama (Republic of):
 Interest Reduction Bond 5.00% 2014 (3)                                                                  1,291       1,171
 Global 9.375% 2023                                                                                        730         816
 8.875% 2027                                                                                               250         273
Brazil (Federal Republic of):
 10.25% 2013                                                                                             1,500       1,436
 14.50% 2009                                                                                               500         580
 11.00% 2040                                                                                               250         229
United Mexican States Government:
 Eurobonds 11.375% 2016                                                                                  1,015       1,479
 Global 8.625% 2008                                                                                        500         601
Philippines (Republic of) 9.875% 2019                                                                      500         553
Dominican Republic 9.04% 2013 (2)                                                                          500         454
Bulgaria (Republic of) 8.25% 2015                                                                          372         441
Argentina (Republic of) Global 12.25% 2018 (4)  (9)                                                        968         303
Colombia (Republic of) Global 10.75% 2013                                                                  250         293
Turkey (Republic of) 12.375% 2009                                                                          250         270


TAX-EXEMPT MUNICIPAL OBLIGATIONS  -  0.42%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed
 Bonds, 6.125% 2027                                                                                      1,500       1,393
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds,
 Series 2003, 6.125%  2024                                                                               1,500       1,383



Total bonds & notes (cost: $500,565,000)                                                                           467,974



                                                                                                     Shares or
                                                                                                     principal
Stocks (common and preferred)                                                                           amount

WIRELESS TELECOMMUNICATION SERVICES  -  6.36%
Nextel Communications, Inc.:
 Series E, 11.125% exchangeable preferred, redeemable 2010  (4)                                          9,566     $10,188
 Class A  (2)  (10)                                                                                    221,499       4,005
Dobson Communications Corp. senior exchangable preferred: (4)
 12.25% 2008                                                                                             5,771       5,713
 12.25% 2008                                                                                             5,073       5,022
 13.00% 2009                                                                                             1,040       1,056
SpectraSite, Inc.  (2) (7) (10)                                                                        225,511       9,555
Crown Castle International Corp. 12.75% senior exchangeable preferred 2010  (4)
 (10)                                                                                                    5,785       6,335


CAPITAL MARKETS  -  1.07%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated)
 (Japan) (2)  (3)                                                                                   $5,250,000       5,539
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred (undated)
 (Japan) (2)  (3)                                                                                   $1,500,000       1,515


COMMERCIAL BANKS  -  0.86%
First Republic Capital Corp., Series A, 10.50% preferred (2)                                             2,000       1,995
Tokai Preferred Capital Co. LLC, Series A, 9.98%/11.091% noncumulative preferred
 (undated)  (Japan) (2) (3)                                                                         $1,750,000       1,861
SB Treasury Co. LLC, Series A, 9.40%/10.925% noncumulative preferred (undated)
 (Japan) (2)  (3)                                                                                   $1,000,000       1,105
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable preferred                           12,060         667


MEDIA  -  0.79%
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred 2012
 (2)  (4) (7)                                                                                              300       3,064
Clear Channel Communications, Inc.  (10)                                                                25,506       1,081
Radio One, Inc.: (10)
 Class D, nonvoting                                                                                     34,000         604
 Class A                                                                                                17,000         304
ACME Communications, Inc.  (10)                                                                         13,100         100
Adelphia Communications Corp., Series B, 13.00% preferred 2009  (10)                                    10,000           5


INDUSTRIAL CONGLOMERATES  -  0.67%
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
  securities (Hong Kong) (2)                                                                           160,000       4,410


MACHINERY  -  0.32%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031  (2)                                     40,000       2,110




OTHER INDUSTRIES -  0.53%
ZiLOG, Inc.  (10)                                                                                      445,000       1,335
ZiLOG, Inc. - MOD III Inc., units  (7) (10)                                                                445         238
DigitalGlobe, Inc., Series B, 7.00% convertible preferred 2009
 (formerly EarthWatch Inc.) (2)  (4)  (7)  (10)                                                      1,129,420       1,125
Wilshire Financial Services Group Inc. (10)                                                            155,212         638
Clarent Hospital Corp.  (10)                                                                            75,300         132
KMC Telecom Holdings, Inc., warrants, expire 2008  (2)  (10)                                             9,500          28
GT Group Telecom Inc., warrants, expire 2010  (Canada) (2) (7)  (10)                                     4,000           -
Protection One, Inc., warrants, expire 2005  (2) (7)  (10)                                               6,400           -



Total stocks (cost: $62,501,000)                                                                                    69,730



                                                                                                     Principal
                                                                                                        amount
Convertible debentures                                                                                    (000)

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  1.45%
Solectron Corp. 0% LYON 2020                                                                         $  13,250      $7,420
SCI Systems, Inc. 3.00% 2007                                                                             2,000       1,765
Celestica Inc. 0% 2020                                                                                     700         369


INTERNET & CATALOG RETAIL  -  1.27%
Amazon.com, Inc. 6.875% PEACS 2010                                                            Euro       7,350       8,375


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  0.90%
Conexant Systems, Inc. 4.00% 2007                                                                    $   3,600       2,844
Cypress Semiconductor Corp.:
 4.00% 2005                                                                                              1,500       1,511
 3.75% 2005                                                                                                555         559
Analog Devices, Inc. 4.75% 2005                                                                            520         532
RF Micro Devices, Inc. 3.75% 2005                                                                          235         233
TriQuint Semiconductor, Inc. 4.00% 2007                                                                    260         216


WIRELESS TELECOMMUNICATION SERVICES  -  0.36%
American Tower Corp.:
 5.00% 2010                                                                                              2,500       2,150
 6.25% 2009                                                                                                250         233


OTHER INDUSTRIES  -  0.39%
Juniper Networks, Inc. 4.75% 2007                                                                        1,750       1,660
Elan Finance Corp. Ltd. 0% 2018                                                                          1,675         930



Total convertible debentures (cost: $24,212,000)                                                                    28,797

MISCELLANEOUS  -  0.60%
Other equity securities in initial period of acquisition                                                             3,941

Total equity securities (cost: $86,713,000)                                                                        102,468



                                                                                                     Principal
                                                                                                        amount
Short-term securities                                                                                     (000)

CORPORATE SHORT-TERM NOTES  -  8.80%
E.I. du Pont de Nemours & Co. 0.97% due 8/8/03                                                       $  12,100     $12,087
Preferred Receivables Funding Corp. 1.20% due 7/9/03 (2)                                                 9,700       9,697
Triple-A One Funding Corp. 1.08%-1.25% due 7/8-7/9/03 (2)                                                9,000       8,997
Schering Corp. 1.21% due 7/23/03                                                                         8,000       7,994
General Electric Capital Corp. 1.32% due 7/1/03                                                          7,500       7,500
Corporate Asset Funding Co. Inc. 0.95% due 7/29/03 (2)                                                   7,000       6,995
Netjets Inc. 1.21% due 7/14/03 (2)                                                                       4,600       4,598


FEDERAL AGENCY DISCOUNT NOTES  -  1.81%
Federal Home Loan Bank 1.17% due 7/18/03                                                                 6,700       6,696
Fannie Mae 0.97%-1.09% due 8/6-8/12/03                                                                   5,200       5,194




Total short-term securities (cost: $69,758,000)                                                                     69,758


Total investment securities (cost: $657,036,000)                                                                   640,200
Other assets less liabilities                                                                                       17,686

Net assets                                                                                                        $657,886


(1) Step bond; coupon rate will increase at a later date.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(3) Coupon rate may change periodically.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) Company not making scheduled interest payments;
    bankruptcy proceedings pending.
(6) Company did not make principal payment upon scheduled maturity date;
    reorganization pending.
(7) Valued under fair value procedures adopted by authority of the Board of Trustees.
(8) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(9) Scheduled interest payments not made; reorganization pending.
(10) Security did not produce income during the last 12 months.

See Notes to Financial Statements


U.S. GOVERNMENT / AAA-RATED SECURITIES FUND
                                            Investment portfolio, June 30, 2003
unaudited



                                                                                                  Principal     Market
                                                                                                     amount      value
Bonds & notes                                                                                          (000)      (000)

FEDERAL AGENCY MORTGAGE PASS-THROUGH OBLIGATIONS (1)  -  29.35%
Fannie Mae:
 6.50% 2013 - 2032                                                                                  $23,068  $  24,293
 6.00% 2013 - 2017                                                                                   17,287     18,097
 5.50% 2016 - 2018                                                                                   16,634     17,314
 5.00% 2018                                                                                           8,723      9,028
 7.50% 2029 - 2032                                                                                    8,228      8,771
 7.00% 2015 - 2032                                                                                    7,663      8,151
 4.229% 2033 (2)                                                                                      6,500      6,687
 4.002% 2033 (2)                                                                                      2,900      2,961
 8.00% 2024                                                                                           1,002      1,099
 4.069% 2033 (2)                                                                                      1,000      1,025
 3.988% 2033 (2)                                                                                      1,000      1,018
 8.50% 2027                                                                                             810        882
 10.00% 2018                                                                                            535        628
 12.00% 2015                                                                                            309        367
 9.00% 2018                                                                                              83         93


Government National Mortgage Assn.:
 5.00% 2033                                                                                          38,895     39,664
 6.00% 2013 - 2029                                                                                   12,958     13,643
 5.50% 2017 - 2033                                                                                    8,055      8,376
 7.00% 2017 - 2031                                                                                    6,836      7,289
 6.50% 2028                                                                                           6,786      7,160
 8.00% 2023 - 2030                                                                                    3,004      3,270
 7.50% 2022 - 2031                                                                                    2,825      3,026
 8.50% 2021 - 2023                                                                                    1,277      1,396
 10.00% 2019                                                                                            497        588
 9.50% 2020                                                                                             367        416


Freddie Mac:
 6.00% 2014 - 2032                                                                                   10,513     10,936
 4.50% 2018                                                                                           9,500      9,697
 5.50% 2033                                                                                           7,250      7,461
 7.20% 2006                                                                                           4,338      4,941
 6.50% 2016 - 2017                                                                                    4,492      4,757
 4.082% 2033 (2)                                                                                      4,225      4,329
 7.50% 2029 - 2032                                                                                    2,993      3,190
 7.00% 2008 - 2017                                                                                    2,286      2,439
 9.00% 2030                                                                                           1,019      1,151
 Series H009, Class A-2, 1.876% 2008 (2)                                                                900        885
 8.25% 2008 - 2009                                                                                      706        753
 8.00% 2012 - 2017                                                                                      473        518
 8.50% 2018 - 2027                                                                                      272        298
 11.00% 2018                                                                                            190        223


U.S. TREASURY BONDS & NOTES  -  25.87%
5.75% 2005-2010 (3)                                                                                  35,000     39,203
3.25% 2007 (3)                                                                                       28,600     29,851
6.00% 2004-2009 (3)                                                                                  20,500     21,818
5.25% 2029 (3)                                                                                       14,250     15,519
8.875% 2017-2019                                                                                      9,285     14,156
7.875% 2004-2021 (3)                                                                                  9,750     11,062
3.625% 2008  (3) (4)                                                                                  9,671     10,845
3.375% 2007 (3)  (4)                                                                                  9,862     10,821
3.50% 2006 (3)                                                                                       10,100     10,646
5.625% 2008                                                                                           8,500      9,746
9.375% 2006                                                                                           7,925      9,522
6.25% 2007 (3)                                                                                        6,500      7,475
6.625% 2007                                                                                           5,000      5,849
6.875% 2006-2025                                                                                      4,250      5,172
8.125% 2019                                                                                           3,125      4,520
10.375% 2009                                                                                          2,225      2,500


ASSET-BACKED OBLIGATIONS  (1) -  12.10%
World Omni Auto Receivables Trust 2002-A, Class A-4, 4.05% 2009                                       6,000      6,311
California Infrastructure and Economic Development Bank, Special Purpose Trust,
 Series 1997-1:
 SCE-1, Class A-6, 6.38% 2008                                                                         3,750      4,069
 PG&E-1, Class A-7, 6.42% 2008                                                                        2,000      2,168
Green Tree Financial Corp., Series 1997-6:
 Class A-7, 7.14% 2029                                                                                2,346      2,394
 Class A-6, 6.90% 2029                                                                                1,411      1,438
Conseco Finance Home Equity Loan Trust, Series 2000-B, Class AF-6, 7.80% 2020                           896        955
Green Tree Recreational, Equipment & Consumer Trust, Series 1999-A, Class A-6,
 6.84% 2010                                                                                             575        586
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2,
  5.16% 2033                                                                                            500        509
Peco Energy Transition Trust:
 Series 1999-A, Class A-6, 6.05% 2009                                                                 2,475      2,758
 Series 2000-A, Class A-4, 7.65% 2010                                                                 2,075      2,549
ComEd Transitional Funding Trust Transitional Funding Trust Note, Series 1998:
 Class A-6, 5.63% 2009                                                                                2,500      2,756
 Class A-5, 5.44% 2007                                                                                1,600      1,668
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                      3,900      4,087
Saxon Asset Securities Trust, Series 2002-2:
 Class AF-5, 5.99% 2031                                                                               2,000      2,127
 Class AF-3, 4.61% 2024                                                                               1,300      1,353
MMCA Auto Owner Trust, Class A-4:
 Series 2002-4, 3.05% 2009                                                                            2,000      1,989
 Series 2002-2, 4.30% 2010                                                                            1,325      1,348
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009                                    2,750      3,288
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                       3,000      3,126
Chevy Chase Auto Receivables Trust, Series 2001-2, Class A-4, 4.44% 2007                              3,000      3,115
Drive Auto Receivables Trust, MBIA insured: (5)
 Series 2002-1, Class A-4, 4.09% 2008                                                                 1,500      1,565
 Series 2003-1, Class A-3, 2.41% 2007                                                                 1,500      1,515
Ameriquest Mortgage Securities Inc.,Asset-Backed Pass-Through Certificates
 Trust, Series 2003-5,                                                                                3,025      3,047
  Class A-2, 2.43% 2033
CPS Auto Receivables Trust, Class A-2, XLCA insured: (5)
 Series 2003-A, 2.89% 2009                                                                            1,250      1,255
 Series 2002-B, 3.50% 2009                                                                              993      1,008
 Series 2002-C, 3.52% 2009                                                                              750        759
AESOP Funding II LLC, Series 2002-A, Class A-1, AMBAC insured, 3.85% 2006 (5)                         2,750      2,852
Banco Itau SA, XLCA insured: (2)  (5)
 Series 2002-2, 1.649% 2006                                                                           1,500      1,489
 Series 2002, 1.94% 2007                                                                              1,100      1,092
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 1.669% 2030 (2)                      2,550      2,541
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 2.985% 2007 (5)                          2,518      2,530
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1, Class A,
 4.82% 2010 (5)                                                                                       2,000      2,144
Residential Funding Mortgage Securities II, Inc., AMBAC insured:
 Series 2001-H13, Class A-I-4, 6.09% 2015                                                             1,500      1,526
 Series 2001-HS2, Class A-4, 6.43% 2016                                                                 594        608
Illinois Power Special Purpose Trust, Series 1998-1, Class A-7, 5.65% 2010                            1,835      2,064
Amresco Residential Securities Mortgage Loan Trust, Series 1997-2, Class A-7,
 7.57% 2027                                                                                           1,931      2,018
Long Beach Acceptance Auto Receivables Trust, FSA insured:
 Series 2002-A, Class A-3, 3.175% 2006                                                                1,500      1,532
 Series 1999-2, Class A-1, 6.94% 2007 (5)                                                               375        380
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011                                          1,325      1,494
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023                               1,275      1,352
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020 (5)                                 1,289      1,344
Residential Asset Mortgage Products, Inc., Series 2003-RS1, Class AI3, 3.495%
 2028                                                                                                 1,250      1,280
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011 (5)                       1,125      1,261
Chase Funding Trust, Series 2003-2, Class IA-3, 2.864% 2024                                           1,235      1,247
Delta Air Lines, Inc., Series 2003-1, Class G, AMBAC insured, 2.07% 2009 (2) (5)                      1,235      1,236
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                               1,150      1,224
Capital One Auto Finance Trust, Series 2002-A, Class A-3, MBIA insured, 4.03%
 2006                                                                                                 1,100      1,132
Onyx Acceptance Owner Trust, Series 2002-C, Class A-4, MBIA insured, 4.07% 2009                       1,000      1,049
Continental Auto Receivables Owner Trust, Series 2000-B, Class A-4, MBIA
 insured, 6.91% 2005 (5)                                                                              1,000      1,037
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured,
 3.55% 2009                                                                                           1,000      1,024
Chase Manhattan Auto Owner Trust, Series 2002-A, Class A-3, 3.49% 2006                                1,000      1,015
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A, Class A-4, MBIA
 insured, 7.33% 2006 (5)                                                                                925        940
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022 (5)                         843        870
Pass-Through Amortizing Credit Card Trusts, Series 2002-1, Class A-1FL, 1.89%
 2012  (2)  (5)                                                                                         801        800
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured,
 2.62% 2007                                                                                             750        764


COMMERCIAL MORTGAGE-BACKED OBLIGATIONS (1)  -  8.43%
CS First Boston Mortgage Securities Corp.:
 Series 2002-CKN2, Class A-1, 4.637% 2037                                                             2,327      2,459
 Series 1998-C1, Class A-1A, 6.26% 2040                                                               2,148      2,299
 Series 2001-CF2, Class A-2, 5.935% 2034                                                              1,750      1,904
 Series 2001-CK6, Class A-2, 6.103% 2036                                                              1,500      1,701
 Series 1999-C1, Class A-1, 6.91% 2041                                                                1,200      1,339
 Series 2002-FL2, Class A-2, 1.458% 2010 (2)  (5)                                                     1,000        999
Fannie Mae:
 Series 1997-M6, Class ZA, 6.85% 2026                                                                 7,448      8,521
 Series 1998-M6, Class A-2, ACES, 6.32% 2008                                                          1,000      1,141
Morgan Stanley Capital I, Inc., Series 1998-HF2:
 Class A-2, 6.48% 2030                                                                                5,980      6,895
 Class A-1, 6.01% 2030                                                                                2,159      2,334
Chase Commercial Mortgage Securities Corp.:
 Series 1998-2, Class A-2, 6.39% 2030                                                                 3,000      3,455
 Series 2000-2, Class A-1, 7.543% 2032                                                                1,228      1,393
 Series 2000-1, Class A-1, 7.656% 2032                                                                  857        965
 Series 1998-1, Class A-1, 6.34% 2030                                                                   387        408
Nomura Asset Securities Corp., Series 1998-D6, Class A-A1, 6.28% 2030                                 3,434      3,729
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.428%
 2035                                                                                                 3,050      3,540
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                       2,700      3,151
GMAC Commercial Mortgage Securities, Inc.:
 Series 1997-C1, Class A-3, 6.869% 2029                                                               1,500      1,708
 Series 1999-C1, Class A-1, 5.83% 2033                                                                1,239      1,332
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1, Class A-1, 6.22% 2031                      2,453      2,500
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 2001-TOP2, Class A-1, 6.08% 2035                                                              1,159      1,287
 Series 1998-C1, Class A-1, 6.34% 2030                                                                  869        950
Merrill Lynch Mortgage Investors, Inc.:
 Series 1998-C3, Class A-1, 5.65% 2030                                                                1,724      1,807
 Series 1995-C3, Class A-3, 7.60% 2025 (2)                                                              322        334
DLJ Commercial Mortgage Corp.:
 Series 1998-CF2, Class A-1B, 6.24% 2031                                                              1,250      1,429
 Series 1999-CG1, Class A-1B, 6.46% 2032                                                                500        580
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16%
 2035                                                                                                 1,500      1,714
LB-UBS Commercial Mortgage Trust:
 Series 2001-C7, Class A-3, 5.642% 2025                                                                 957      1,047
 Series 2000-C3, Class A-2, 7.95% 2010                                                                  500        622
Mortgage Capital Funding, Inc., Series 1998-MC1, Class A-1, 6.417% 2030                               1,551      1,664
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1,
 5.585% 2034                                                                                          1,397      1,529
Commercial Mortgage Acceptance Corp., Class A-1:
 Series 1998-C2, 5.80% 2030                                                                             705        743
 Series 1998-C1, 6.23% 2031                                                                             434        467
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011 (5)                                 740        794
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033                             577        637
LB Commercial Mortgage Trust, Series 1998-C1, Class A-1, 6.33% 2030                                     623        625


NON-PASS-THROUGH AGENCY OBLIGATIONS  -  5.91%
Fannie Mae:
 6.00% 2008                                                                                           7,000      8,071
 4.75% 2007                                                                                           6,600      6,836
 7.25% 2030                                                                                           4,125      5,438
Federal Home Loan Bank:
 3.75% 2007 (3)                                                                                       9,710     10,234
 4.875% 2004                                                                                          3,000      3,091
 4.50% 2012                                                                                           2,500      2,643
Freddie Mac:
 5.25% 2006                                                                                           7,000      7,617
 5.75% 2009                                                                                           2,000      2,071
 6.75% 2031                                                                                           1,350      1,682


PRIVATE ISSUE COLLATERALIZED MORTGAGE OBLIGATIONS (1)  -  4.61%
WaMu Mortgage Pass-Through Certificates Trust: (2)
 Series 2003-AR6, Class A-1, 4.39% 2033                                                               2,035      2,066
 Series 2003-AR7, Class A-7, 3.842% 2033                                                              2,000      2,007
 Series 2003-AR3, Class A-2, 2.828% 2033                                                              1,500      1,506
 Series 2003-AR3, Class A-3, 3.567% 2033                                                              1,250      1,263
 Series 2003-AR1, Class A-6, 4.56% 2033                                                               1,113      1,137
Bear Stearns ARM Trust: (2)
 Series 2003-3, Class II-A-2, 4.24% 2033                                                              3,332      3,359
 Series 2003-2, Class A-3, 3.703% 2033 (5)                                                            1,250      1,266
Security National Mortgage Loan Trust, Class A-2: (5)
 Series 1999-1, 8.353% 2030                                                                           3,247      3,347
 Series 2000-1, 8.75% 2024                                                                              844        896
GE Capital Mortgage Services, Inc., Series 1994-15, Class A-10, 6.00% 2009                            4,161      4,182
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.04% 2040 (2)  (5)                          3,708      3,575
CHL Mortgage Pass-Through Trust: (2)
 Series 2003-HYB3, Class 3-A-1, 3.5755% 2033                                                          2,000      2,019
 Series 2003-27, Class A-1, 3.85% 2033                                                                1,495      1,512
Banc of America Mortgage Securities, Inc. Trust, Series 2003-F, Class 1-A-1,
 2.969% 2033 (2)                                                                                      2,950      2,979
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2,
 4.374% 2033 (2)                                                                                      2,905      2,969
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033 (2)                        1,427      1,441
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                          842        871
Nationsbanc Montgomery Funding Corp., Series 1998-5, Class A-1, 6.00% 2013                              543        555
J.P. Morgan Residential Mortgage Acceptance Corp., Series 2002-R1, Class IAI,
 4.25% 2031 (5)                                                                                         237        237


FEDERAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (1)  -  3.96%
Fannie Mae:
 Series 2002-W7, Class A-2, 4.80% 2022                                                                4,350      4,392
 Series 2002-W3, Class A-5, 7.50% 2028                                                                2,777      3,101
 Series 1999-T2, Class A-1, 7.50% 2039                                                                1,777      1,984
 Series 2001-T10, Class A-1, 7.00% 2041                                                               1,816      1,982
 Series 2001-50, Class BA, 7.00% 2041                                                                 1,825      1,936
 Series 2002-W7, Class A-5, 7.50% 2029                                                                1,585      1,770
 Series 2001-4, Class NA, 11.755% 2025 (2)                                                            1,480      1,758
 Series 2002-T11, Class A, 4.769% 2012                                                                1,515      1,623
 Series 2002-W3, Class A-2, 5.50% 2041                                                                1,500      1,544
 Series 2002-W4, Class A-2, 5.10% 2042                                                                1,400      1,420
 Series 2001-4, Class GB, 9.988% 2018 (2)                                                             1,161      1,334
 Series 2001-20, Class C, 11.805% 2031 (2)                                                              900      1,070
 Series 2002-W1, Class 2A, 7.50% 2042                                                                   378        422
 Series 2002-W1, Class 1A-1, 3.42% 2027                                                                 287        287
Freddie Mac:
 Series T-042, Class A-2, 5.50% 2042                                                                  2,850      2,922
 Series 1567, Class A, 1.588% 2023 (2)                                                                1,787      1,750
 Series T-041, Class 1A-2, 4.76% 2021                                                                   900        907
 Series 2489, Class A, 5.50% 2013                                                                       783        794
 Series B, Class 3, 12.50% 2013                                                                          74         74
Government National Mortgage Assn., Series 2002-28, Class A, 4.776% 2018                                816        869


OTHER PASS-THROUGH AGENCY OBLIGATIONS (1)  -  2.52%
Small Business Administration:
 Series 2001-20F, 6.44% 2021                                                                          4,161      4,676
 Series 2003-20B, 4.84% 2023                                                                          3,250      3,377
 Series 2002-20J, 4.75% 2022                                                                          2,157      2,234
 Series 2001-20K, 5.34% 2021                                                                          1,519      1,643
 Series 2001-20G, 6.625% 2021                                                                         1,239      1,403
 Series 2002-20K, 5.08% 2022                                                                          1,127      1,188
 Series 2002-20C, 6.07% 2022                                                                          1,060      1,174
 Series 2001-20J, 5.76% 2021                                                                            922      1,007
United States Government Guaranteed Ship Financing Obligations, Rowan Companies,
 Inc.                                                                                                 3,192      3,609
  (Title XI) 5.88% 2012


PRIVATE ISSUE PASS-THROUGH OBLIGATIONS  (1)  (2) (5) -  0.64%
Structured Asset Securities Corp., Class A:
 Series 1998-RF1, 8.693% 2027                                                                         2,315      2,572
 Series 1998-RF2, 8.526% 2027                                                                         1,249      1,388
 Series 1999-RF1, 7.883% 2028                                                                         1,100      1,205



AEROSPACE & DEFENSE  -  0.39%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013
 (1) (5)                                                                                              2,816      3,172


INDUSTRIAL CONGLOMERATES  -  0.29%
General Electric Capital Corp., Series A, 6.75% 2032                                                  2,000      2,347


ROAD & RAIL  -  0.26%
Southern Capital Corp. Pass-Through Trust, Series 2002-1, Class G, MBIA insured,
 5.70% 2023  (1) (5)                                                                                  1,917      2,080


OTHER INDUSTRIES -  0.40%
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008 (5)                                      1,250      1,413
KFW International Finance Inc. 2.50% 2005                                                             1,000      1,020
AIG SunAmerica Global Financing II 7.60% 2005 (5)                                                       750        834



Total bonds & notes (cost: $732,062,000)                                                                       764,266



                                                                                                  Principal     Market
                                                                                                     amount      value
Short-term securities                                                                                  (000)      (000)

U.S. TREASURIES  -  5.57%
U.S. Treasury Bills 0.775%-1.115% due 7/3-10/30/03                                                  $45,000  $  44,926


CORPORATE SHORT-TERM NOTES  -  4.24%
E.I. duPont de Nemours & Co. 1.00% due 8/18/03                                                       13,300     13,282
Harley-Davidson Funding Corp. 1.03% due 7/15/03 (5)                                                   7,000      6,997
Triple-A One Funding Corp. 1.12% due 7/8/03 (5)                                                       5,535      5,534
Preferred Receivables Funding Corp. 1.23% due 7/8/03 (5)                                              4,400      4,399
General Electric Capital Corp. 1.32% due 7/1/03                                                       4,000      4,000


FEDERAL AGENCY DISCOUNT NOTES  -  3.24%
Federal Home Loan Bank 0.92%-1.13% due 7/7-7/16/03                                                   16,400     16,394
Federal Farm Credit Banks 1.15% due 7/9/03                                                            8,000      7,998
Fannie Mae 0% due 7/25/03 (3)                                                                         1,800      1,798



Total short-term securities (cost: $105,326,000)                                                               105,328


Total investment securities (cost: $837,388,000)                                                               869,594
Other assets less liabilities                                                                                  (62,738)

Net assets                                                                                                    $806,856

(1) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(2) Coupon rate may change periodically.
(3) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

See Notes to Financial Statements

CASH MANAGEMENT FUND
                                        Investment portfolio as of June 30, 2003

Unaudited


                                                                             Principal       Market
                                                                                amount        value
Short-term securities                                                             (000)        (000)

CORPORATE SHORT-TERM NOTES  -  65.64%
Merck & Co. Inc. 1.00%-1.19%  due 7/9-7/22/03                                  $10,000       $9,995
Netjets Inc. 1.20% due 7/16/03 (1)                                              10,000        9,995
Pfizer Inc 1.20% due 7/14/03 (1)                                                10,000        9,995
SBC International Inc. 0.97%-1.00% due 7/24-8/11/03 (1)                         10,005        9,995
Ciesco LP 1.10% due 7/24/03                                                     10,000        9,993
FCAR Owner Trust I 0.94% due 8/7-8/14/03                                        10,000        9,989
IBM Credit Corp. 0.99% due 8/25/03                                              10,000        9,985
New Center Asset Trust 1.21%-1.23% due 7/8-7/11/03                               9,700        9,697
Triple-A One Funding Corp. 1.21% due 7/10/03 (1)                                 8,900        8,897
E.I. du Pont De Nemours & Co. 0.90%-1.01% due 7/18-8/20/03                       7,900        7,895
Harvard University 1.18%-1.19% due 7/1-7/15/03                                   7,400        7,398
Bank of America Corp. 0.92% due 8/22/03                                          7,300        7,290
Scripps (E.W.) Co. 1.05% due 8/6/03 (1)                                          7,200        7,192
American Express Credit Corp. 0.90%-1.22% due 7/9-8/26/03                        6,600        6,593
Harley-Davidson Funding Corp. 1.02%-1.11% due 7/24-8/6/03 (1)                    6,150        6,144
Archer Daniels Midland Co. 1.21% due 7/16/03 (1)                                 6,000        5,997
Preferred Receivables Funding Corp. 1.07%-1.23% due 7/7-7/17/03 (1)              5,800        5,799
ChevronTexaco Funding Corp. 1.15% due 7/10/03                                    5,000        4,998
American General Finance Corp. 1.04% due 7/25/03                                 5,000        4,996
Coca-Cola Co. 0.89% due 8/8/03                                                   5,000        4,995
Yale University 1.18% due 8/4/03                                                 5,000        4,994
Kimberly-Clark Worldwide Inc. 1.17% due 7/15/03 (1)                              3,800        3,798
Verizon Network Funding Corp. 1.00% due 8/26/03                                  3,800        3,794
Receivables Capital Corp. 1.00% due 7/21/03(1)                                   2,700        2,698
Emerson Electric Co. 0.95% due 7/18/03 (1)                                       1,300        1,299
Golden Peanut Co., LLC 1.23% due 7/11/03                                           400          400


FEDERAL AGENCY DISCOUNT NOTES  -  26.82%
Freddie Mac 1.15%-1.16% due 7/17-7/30/03                                       $26,961      $26,937
Fannie Mae 0.90%-1.17% due 7/23-8/27/03                                         25,039       25,010
Federal Home Loan Bank 1.01%-1.17% due 7/11-8/22/03                             19,510       19,492


CERTIFICATES OF DEPOSIT  -  6.19%
Wells Fargo Bank NA 1.04% due 8/26/03                                           10,000       10,000
State Street Bank & Trust 1.22% due 7/14/03                                      6,500        6,500


Total investment securities (cost: $262,761,000)                                            262,760
Other assets less liabilities                                                                 3,588

Net assets                                                                                 $266,348

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

See Notes to Financial Statements

FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES                                   unaudited
                                              (dollars and shares in thousands,
at June 30, 2003                                      except per-share amounts)

                                                                               Global     Global    Global Small
                                                                            Discovery     Growth  Capitalization       Growth
                                                                                 Fund       Fund            Fund         Fund

ASSETS:
Investment securities at market                                               $25,414     $884,678     $506,605    $8,009,984
Cash denominated in non-U.S. currencies                                            10          458          368         2,827
Cash                                                                                1          336          133            15
Receivables for:
 Sales of investments                                                              86          269        5,978        15,481
 Sales of fund's shares                                                            41        1,183          352        11,559
 Open forward currency contracts                                                    -            -            -             -
 Dividends and interest                                                            31        1,150          186         5,008
Other assets                                                                        -            -           45             1
                                                                               25,583      888,074      513,667     8,044,875
LIABILITIES:
Payables for:
 Purchases of investments                                                         190        3,400       13,360        38,183
 Repurchases of fund's shares                                                       -            -           40         2,782
 Open forward currency contracts                                                    -            -            -             -
 Investment advisory services                                                      12          478          323         2,417
 Services provided by affiliates                                                    3          150           77           902
 Deferred Trustees' compensation                                                    -           16            7           306
 Other fees and expenses                                                            -           20          285            37
                                                                                  205        4,064       14,092        44,627
NET ASSETS AT JUNE 30, 2003 (Total:$26,992,418)                               $25,378     $884,010     $499,575    $8,000,248
Investment securities and cash denominated in
non-U.S. currencies at cost                                                   $25,173     $894,685     $479,827    $7,158,671

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                              $27,016   $1,094,540     $646,875    $8,291,264
Undistributed (distributions in excess of) net investment income                   68        3,819       (1,633)        9,978
Accumulated net realized loss                                                  (1,957)    (204,862)    (172,545)   (1,155,147)
Net unrealized appreciation (depreciation)                                        251       (9,487)      26,878       854,153
NET ASSETS AT JUNE 30, 2003                                                   $25,378    $ 884,010     $499,575    $8,000,248

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (Total:  $11,200,273 )                                            $12,304     $153,825     $120,151    $3,521,615
 Shares outstanding                                                             1,461       12,298       11,034        88,941
 Net asset value per share                                                      $8.42       $12.51       $10.89        $39.60
Class 2:
 Net assets (Total:  $15,792,145 )                                            $13,074     $730,185     $379,424    $4,478,633
 Shares outstanding                                                             1,556       58,506       34,960       113,696
 Net asset value per share                                                      $8.40       $12.48       $10.85        $39.39



                                                                                                        Blue Chip          Growth
                                                                        International    New World     Income and          Income
                                                                                 Fund         Fund    Growth Fund            Fund

ASSETS:
Investment securities at market                                            $2,061,986      $187,537      $944,522       $9,001,664
Cash denominated in non-U.S. currencies                                         1,536            63             -            4,035
Cash                                                                              554            18           704               52
Receivables for:
 Sales of investments                                                             116           123        12,977           36,333
 Sales of fund's shares                                                         1,671           240         4,268           13,297
 Open forward currency contracts                                                    -             -             -                -
 Dividends and interest                                                         3,053         1,005         1,162           13,209
Other assets                                                                       70             8             -                2
                                                                            2,068,986       188,994       963,633        9,068,592
LIABILITIES:
Payables for:
 Purchases of investments                                                       9,963            23        34,247           38,523
 Repurchases of fund's shares                                                   2,195            23           342            3,789
 Open forward currency contracts                                                    -             -             -                -
 Investment advisory services                                                     981           131           370            2,418
 Services provided by affiliates                                                  175            31           170            1,029
 Deferred Trustees' compensation                                                  149             2             2              361
 Other fees and expenses                                                           69           285             1               15
                                                                               13,532           495        35,132           46,135
NET ASSETS AT JUNE 30, 2003 (Total:$26,992,418)                            $2,055,454      $188,499      $928,501       $9,022,457
Investment securities and cash denominated in
non-U.S. currencies at cost                                                $2,109,566      $176,198      $936,106       $8,714,949

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                           $2,475,515      $207,569      $928,367       $8,961,447
Undistributed (distributions in excess of) net investment income               14,464         1,083         5,165           56,098
Accumulated net realized loss                                                (388,649)      (31,276)      (13,447)        (285,844)
Net unrealized appreciation (depreciation)                                    (45,876)       11,123         8,416          290,756
NET ASSETS AT JUNE 30, 2003                                                $2,055,454      $188,499      $928,501       $9,022,457

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (Total:  $11,200,273 )                                         $1,205,036       $36,781        $73,828      $3,955,299
 Shares outstanding                                                           112,497         3,820          9,175         136,315
 Net asset value per share                                                     $10.71         $9.63          $8.05          $29.02
Class 2:
 Net assets (Total:  $15,792,145 )                                           $850,418      $151,718       $854,673      $5,067,158
 Shares outstanding                                                            79,464        15,799        106,586         175,339
 Net asset value per share                                                     $10.70         $9.60          $8.02          $28.90


                                                                                                                U.S.
                                                                                                              Government/
                                                                                Asset                  High-   AAA-Rated       Cash
                                                                           Allocation        Bond     Income  Securities  Management
                                                                                 Fund        Fund   Bond Fund       Fund       Fund


ASSETS:
Investment securities at market                                            $2,382,908   $1,265,291   $640,200   $869,594   $262,760
Cash denominated in non-U.S. currencies                                             -            -          -          -          -
Cash                                                                               52        2,084        665      1,964        636
Receivables for:
 Sales of investments                                                          57,592       12,929     10,170     18,077          -
 Sales of fund's shares                                                         5,996        3,311        313        687      3,076
 Open forward currency contracts                                                  942            -          -          -          -
 Dividends and interest                                                        11,658       14,537     10,726      6,216         12
Other assets                                                                        -            -          -          -          -
                                                                            2,459,148    1,298,152    662,074    896,538    266,484
LIABILITIES:
Payables for:
 Purchases of investments                                                      76,837       20,082      3,570     88,591          -
 Repurchases of fund's shares                                                     182          167        259        694          -
 Open forward currency contracts                                                  959            -          -          -          -
 Investment advisory services                                                     784          466        268        299         97
 Services provided by affiliates                                                  310          209         52         66         23
 Deferred Trustees' compensation                                                   80           11         38         31         16
 Other fees and expenses                                                            4            3          1          1          -
                                                                               79,156       20,938      4,188     89,682        136
NET ASSETS AT JUNE 30, 2003 (Total:$26,992,418)                            $2,379,992   $1,277,214   $657,886   $806,856   $266,348
Investment securities and cash denominated in
non-U.S. currencies at cost                                                $2,320,452   $1,206,443   $657,036   $837,388   $262,761

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                           $2,344,137   $1,213,993   $786,560   $767,336   $265,400
Undistributed (distributions in excess of) net investment income               32,537       27,051     22,354     14,984        950
Accumulated net realized loss                                                 (59,127)     (22,698)  (134,202)    (7,670)        (1)
Net unrealized appreciation (depreciation)                                     62,445       58,868    (16,826)    32,206         (1)
NET ASSETS AT JUNE 30, 2003                                                $2,379,992   $1,277,214   $657,886   $806,856   $266,348

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
 Net assets (Total:  $11,200,273 )                                           $839,842     $239,833   $402,427   $488,905   $150,427
 Shares outstanding                                                            62,874       21,934     35,336     39,884     13,628
 Net asset value per share                                                     $13.36       $10.93     $11.39     $12.26     $11.04
Class 2:
 Net assets (Total:  $15,792,145 )                                         $1,540,150   $1,037,381   $255,459   $317,951   $115,921
 Shares outstanding                                                           115,797       95,388     22,523     26,060     10,527
 Net asset value per share                                                     $13.30       $10.88     $11.34     $12.20     $11.01


See Notes to Financial Statements



STATEMENT OF OPERATIONS
for the six months ended June 30, 2003
                                                                      unaudited
                                                         (dollars in thousands)


                                                                            Global                                       Blue Chip
                                                    Global    Global         Small                                 New  Income and
                                                 Discovery    Growth Capitlization      Growth International     World      Growth
                                                      Fund      Fund          Fund        Fund          Fund      Fund        Fund
INVESTMENT INCOME:
Income (net of non-U.S. withholding tax):
 Dividends                                           $ 118   $ 6,518       $1,763     $ 24,154       $21,596    $1,689     $7,176
 Interest                                               34       981          271        3,971         3,104     1,089        365
                                                       152     7,499        2,034       28,125        24,700     2,778      7,541
Fees and expenses:
 Investment advisory services                           62     2,574        1,646       12,599         5,372       698      1,597
 Distribution services - Class 2                        13       784          384        4,347           856       163        724
 Transfer agent services                                 -         1            1            7             2         -          1
 Reports to shareholders                                 1        17            9          148            40         4         14
 Registration statement and prospectus                   -         7            4           61            16         2          5
 Postage, stationery and supplies                        -        10            5           87            25         2          8
 Trustees' compensation                                  -         7            3           73            26         1          4
 Auditing and legal                                      -        12            8           81            26         2          6
 Custodian                                               1       109           44          194           383        47          7
 Taxes                                                   -        11            6           91            26         2          8
 Other                                                   1         5            8           20            16         4          1
                                                        78     3,537        2,118       17,708         6,788       925      2,375
Net investment income (loss)                            74     3,962          (84)      10,417        17,912     1,853      5,166

NET REALIZED GAIN (LOSS) AND UNREALIZED
 APPRECIATION (DEPRECIATION) ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                         (722)  (25,730)     (17,515)      57,753      (102,122)   (4,833)    (6,710)
  Non-U.S. currency transactions                        (1)      (46)          27           41           317         1          -
                                                      (723)  (25,776)     (17,488)      57,794      (101,805)   (4,832)    (6,710)
 Net unrealized appreciation (depreciation) on:
  Investments                                        4,015   105,152       92,727    1,113,621       208,464    22,730     88,891
  Non-U.S. currency translations                         -        38         (237)          16            55      (178)         -
                                                     4,015   105,190       92,490    1,113,637       208,519    22,552     88,891
 Net realized gain (loss) and
  unrealized appreciation (depreciation)
  on investments and non-U.S. currency               3,292    79,414       75,002    1,171,431       106,714    17,720     82,181
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                    $3,366  $ 83,376      $74,918   $1,181,848      $124,626   $19,573    $87,347




                                                                                                               U.S.
                                                                                              High-     Government/
                                                             Growth        Asset             Income       AAA-Rated           Cash
                                                             Income   Allocation     Bond      Bond      Securities     Management
                                                               Fund         Fund     Fund      Fund            Fund           Fund
INVESTMENT INCOME:
Income (net of non-U.S. withholding tax):
 Dividends                                                 $ 69,410      $17,036    $ 342     $1,984           $ -             $ -
 Interest                                                     6,322       21,867   31,335     24,206        17,437           1,865
                                                             75,732       38,903   31,677     26,190        17,437           1,865
Fees and expenses:
 Investment advisory services                                13,078        4,205    2,484      1,447         1,816             671
 Distribution services - Class 2                              5,107        1,535    1,067        268           387             155
 Transfer agent services                                          9            2        1          1             1               -
 Reports to shareholders                                        173           45       25         13            19               7
 Registration statement and prospectus                           72           19       10          6             8               3
 Postage, stationery and supplies                               102           26       14          8            11               4
 Trustees' compensation                                          86           21        8          7             9               4
 Auditing and legal                                              95           24       12          7            10               4
 Custodian                                                       80           23       14          8             9               3
 Taxes                                                          108           28       16          8            13               5
 Other                                                           52           25        3          1             2               1
                                                             18,962        5,953    3,654      1,774         2,285             857
Net investment income (loss)                                 56,770       32,950   28,023     24,416        15,152           1,008

NET REALIZED GAIN (LOSS) AND UNREALIZED
 APPRECIATION (DEPRECIATION) ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                              (179,017)       1,476   (1,281)    (1,123)        6,435               1
  Non-U.S. currency transactions                              6,420         (126)      60         73             -               -
                                                           (172,597)       1,350   (1,221)    (1,050)        6,435               1
 Net unrealized appreciation (depreciation) on:
  Investments                                             1,151,180      166,009   66,500     72,721            27              (1)
  Non-U.S. currency translations                                  8           25      (39)       (54)            -               -
                                                          1,151,188      166,034   66,461     72,667            27              (1)
 Net realized gain (loss) and
  unrealized appreciation (depreciation)
  on investments and non-U.S. currency                      978,591      167,384   65,240     71,617         6,462               -
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                         $1,035,361     $200,334  $93,263    $96,033       $21,614          $1,008

See Notes to Financial Statements



STATEMENT OF CHANGES IN NET ASSETS

                                                                  Global Discovery Fund               Global Growth Fund
                                                                Six months      Year ended        Six months    Year ended
                                                            ended June 30,     December 31,    ended June 30,  December 31,
                                                                  2003 (1)             2002          2003 (1)         2002
OPERATIONS:
Net investment income (loss)                                          $ 74            $ 107          $ 3,962       $ 4,112
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                       (723)          (1,140)         (25,776)      (67,220)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                   4,015           (3,203)         105,190       (61,702)
 Net increase (decrease) in net assets
  resulting from operations                                          3,366           (4,236)          83,376      (124,810)

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income:
  Class 1                                                                -              (69)            (944)       (2,097)
  Class 2                                                                -              (42)          (3,011)       (5,278)
  Total dividends from net investment income                             -             (111)          (3,955)       (7,375)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                -                -                -             -
  Class 2                                                                -                -                -             -
  Total distributions from net realized gain on
   investments                                                           -                -                -             -
Total dividends and distributions paid
 to shareholders                                                         -             (111)          (3,955)       (7,375)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                          4,693            3,465            1,434         9,896
  Proceeds from reinvestment of dividends and distributions              -               69              944         2,097
  Cost of shares repurchased                                        (4,508)          (1,972)         (13,990)      (43,292)
  Net increase (decrease) from Class 1 transactions                    185            1,562          (11,612)      (31,299)
 Class 2:
  Proceeds from shares sold                                          3,957           10,424           92,320       184,819
  Proceeds from reinvestment of dividends and distributions              -               42            3,011         5,278
  Cost of shares repurchased                                        (1,346)          (4,019)         (22,784)      (97,599)
  Net increase (decrease) from Class 2 transactions                  2,611            6,447           72,547        92,498
 Net increase (decrease) in net assets resulting from
  capital share transactions                                         2,796            8,009           60,935        61,199

TOTAL INCREASE (DECREASE) IN NET ASSETS                              6,162            3,662          140,356       (70,986)
NET ASSETS:
Beginning of period                                                 19,216           15,554          743,654       814,640
End of period                                                      $25,378          $19,216         $884,010      $743,654
Undistributed (distributions in excess of)
 net investment income                                                 $68              $(6)          $3,819        $3,812

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                          610              431              118           786
  Shares issued on reinvestment of dividends and distributions           -                9               75           174
  Shares repurchased                                                  (578)            (242)          (1,240)       (3,649)
  Net increase (decrease) in shares outstanding                         32              198           (1,047)       (2,689)
 Class 2:
  Shares sold                                                          512            1,285            7,984        15,330
  Shares issued on reinvestment of dividends and distributions           -                6              239           438
  Shares repurchased                                                  (176)            (512)          (2,021)       (8,278)
  Net increase (decrease) in shares outstanding                        336              779            6,202         7,490

(1) Unaudited.

See Notes to Financial Statements




                                                                Global Small Capitalization Fund           Growth Fund
                                                                     Six months     Year ended       Six months       Year ended
                                                                 ended June 30,    December 31,   ended June 30,    December 31,
                                                                       2003 (1)           2002          2003 (1)            2002
OPERATIONS:
Net investment income (loss)                                             $ (84)        $ (537)         $ 10,417        $ 14,211
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                        (17,488)       (42,222)           57,794        (842,068)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                      92,490        (49,037)        1,113,637      (1,219,011)
 Net increase (decrease) in net assets
  resulting from operations                                             74,918        (91,796)        1,181,848      (2,046,868)

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income:
  Class 1                                                                 (987)        (1,247)           (4,726)         (7,669)
  Class 2                                                               (2,385)        (2,110)                -            (980)
  Total dividends from net investment income                            (3,372)        (3,357)           (4,726)         (8,649)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                    -              -                 -               -
  Class 2                                                                    -              -                 -               -
  Total distributions from net realized gain on
   investments                                                               -              -                 -               -
Total dividends and distributions paid
 to shareholders                                                        (3,372)        (3,357)           (4,726)         (8,649)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                              4,219         22,483             4,534          25,892
  Proceeds from reinvestment of dividends and distributions                987          1,247             4,726           7,669
  Cost of shares repurchased                                           (10,290)       (35,574)         (231,436)       (840,654)
  Net increase (decrease) from Class 1 transactions                     (5,084)       (11,844)         (222,176)       (807,093)
 Class 2:
  Proceeds from shares sold                                             62,257        238,713           883,787       1,134,072
  Proceeds from reinvestment of dividends and distributions              2,385          2,110                 -             980
  Cost of shares repurchased                                           (29,100)      (159,310)          (42,403)       (212,930)
  Net increase (decrease) from Class 2 transactions                     35,542         81,513           841,384         922,122
 Net increase (decrease) in net assets resulting from
  capital share transactions                                            30,458         69,669           619,208         115,029

TOTAL INCREASE (DECREASE) IN NET ASSETS                                102,004        (25,484)        1,796,330      (1,940,488)

NET ASSETS:
Beginning of period                                                    397,571        423,055         6,203,918       8,144,406
End of period                                                         $499,575       $397,571        $8,000,248     $ 6,203,918
Undistributed (distributions in excess of)
 net investment income                                                 $(1,633)        $1,823            $9,978          $4,287

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                              402          1,972           126,567             683
  Shares issued on reinvestment of dividends and distributions              92            113           119,989             226
  Shares repurchased                                                    (1,114)        (3,386)       (6,761,449)        (23,009)
  Net increase (decrease) in shares outstanding                           (620)        (1,301)       (6,514,893)        (22,100)
 Class 2:
  Shares sold                                                            6,497         21,928        24,586,786          29,920
  Shares issued on reinvestment of dividends and distributions             222            192               -                29
  Shares repurchased                                                    (3,115)       (14,599)       (1,272,199)         (6,180)
  Net increase (decrease) in shares outstanding                          3,604          7,521        23,314,587          23,769

(1) Unaudited.

See Notes to Financial Statements




                                                                           International Fund               New World Fund
                                                                          Six months   Year ended      Six months    Year ended
                                                                       ended June 30,  December 31, ended June 30,  December 31,
                                                                             2003 (1)        2002        2003 (1)          2002
OPERATIONS:
Net investment income (loss)                                                $ 17,912     $ 27,076         $ 1,853       $ 3,180
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                             (101,805)    (105,154)         (4,832)       (6,375)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                           208,519     (261,456)         22,552        (6,279)
 Net increase (decrease) in net assets
  resulting from operations                                                  124,626     (339,534)         19,573        (9,474)

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income:
  Class 1                                                                     (2,818)     (24,823)           (709)         (777)
  Class 2                                                                       (315)      (9,015)         (2,605)       (2,122)
  Total dividends from net investment income                                  (3,133)     (33,838)         (3,314)       (2,899)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                          -            -               -             -
  Class 2                                                                          -            -               -             -
  Total distributions from net realized gain on
   investments                                                                     -            -               -             -
Total dividends and distributions paid
 to shareholders                                                              (3,133)     (33,838)         (3,314)       (2,899)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                    1,862       47,701           1,283        15,823
  Proceeds from reinvestment of dividends and distributions                    2,818       24,823             709           777
  Cost of shares repurchased                                                (105,923)    (346,153)         (3,115)      (15,159)
  Net increase (decrease) from Class 1 transactions                         (101,243)    (273,629)         (1,123)        1,441
 Class 2:
  Proceeds from shares sold                                                  410,780    1,637,336          30,812       298,187
  Proceeds from reinvestment of dividends and distributions                      315        9,015           2,605         2,122
  Cost of shares repurchased                                                (247,867)  (1,527,470)        (19,147)     (282,801)
  Net increase (decrease) from Class 2 transactions                          163,228      118,881          14,270        17,508
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                  61,985     (154,748)         13,147        18,949

TOTAL INCREASE (DECREASE) IN NET ASSETS                                      183,478     (528,120)         29,406         6,576

NET ASSETS:
Beginning of period                                                        1,871,976    2,400,096         159,093       152,517
End of period                                                             $2,055,454   $1,871,976        $188,499     $ 159,093
Undistributed (distributions in excess of)
 net investment income                                                       $14,464        $(315)         $1,083        $2,544

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                    183        4,022             141         1,602
  Shares issued on reinvestment of dividends and distributions                   261        2,373              74            83
  Shares repurchased                                                         (10,715)     (31,122)           (356)       (1,614)
  Net increase (decrease) in shares outstanding                              (10,271)     (24,727)           (141)           71
 Class 2:
  Shares sold                                                                 41,391      146,437           3,442        31,801
  Shares issued on reinvestment of dividends and distributions                    29          875             271           226
  Shares repurchased                                                         (25,272)    (136,433)         (2,159)      (30,086)
  Net increase (decrease) in shares outstanding                               16,148       10,879           1,554         1,941

(1) Unaudited.

See Notes to Financial Statements


                                                                    Blue Chip Income and Growth Fund         Growth-Income Fund
                                                                         Six months      Year ended      Six months    Year ended
                                                                      ended June 30,    December 31,  ended June 30,  December 31,
                                                                            2003 (1)           2002         2003 (1)         2002
OPERATIONS:
Net investment income (loss)                                                $ 5,166         $ 5,608        $ 56,770     $ 107,409
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                              (6,710)         (5,736)       (172,597)       (1,040)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                           88,891         (82,437)      1,151,188    (1,759,090)
 Net increase (decrease) in net assets
  resulting from operations                                                  87,347         (82,565)      1,035,361    (1,652,721)

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income:
  Class 1                                                                         -            (731)        (14,318)      (46,371)
  Class 2                                                                         -          (4,919)         (9,688)      (37,421)
  Total dividends from net investment income                                      -          (5,650)        (24,006)      (83,792)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                         -               -               -             -
  Class 2                                                                         -               -               -             -
  Total distributions from net realized gain on
   investments                                                                    -               -               -             -
Total dividends and distributions paid
 to shareholders                                                                  -          (5,650)        (24,006)      (83,792)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                  15,622          36,948           5,895        20,166
  Proceeds from reinvestment of dividends and distributions                       -             731          14,318        46,371
  Cost of shares repurchased                                                 (3,578)        (16,264)       (268,138)     (768,415)
  Net increase (decrease) from Class 1 transactions                          12,044          21,415        (247,925)     (701,878)
 Class 2:
  Proceeds from shares sold                                                 352,263         388,357         925,853     1,352,002
  Proceeds from reinvestment of dividends and distributions                       -           4,919           9,688        37,421
  Cost of shares repurchased                                                 (3,031)         (6,269)        (49,962)     (192,299)
  Net increase (decrease) from Class 2 transactions                         349,232         387,007         885,579     1,197,124
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                361,276         408,422         637,654       495,246

TOTAL INCREASE (DECREASE) IN NET ASSETS                                     448,623         320,207       1,649,009    (1,241,267)

NET ASSETS:
Beginning of period                                                         479,878         159,671       7,373,448     8,614,715
End of period                                                              $928,501        $479,878      $9,022,457   $ 7,373,448
Undistributed (distributions in excess of)
 net investment income                                                       $5,165             $(1)        $56,098       $23,334

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                 2,093           4,441             218           694
  Shares issued on reinvestment of dividends and distributions                    -             101             492         1,797
  Shares repurchased                                                           (499)         (2,094)        (10,361)      (27,712)
  Net increase (decrease) in shares outstanding                               1,594           2,448          (9,651)      (25,221)
 Class 2:
  Shares sold                                                                47,570          47,771          34,635        47,358
  Shares issued on reinvestment of dividends and distributions                    -             685             334         1,457
  Shares repurchased                                                           (423)           (838)         (1,996)       (7,370)
  Net increase (decrease) in shares outstanding                              47,147          47,618          32,973        41,445

(1) Unaudited.

See Notes to Financial Statements




                                                                         Asset Allocation Fund               Bond Fund
                                                                        Six months     Year ended      Six months    Year ended
                                                                     ended June 30,   December 31,  ended June 30,  December 31,
                                                                           2003 (1)          2002        2003 (1)          2002
OPERATIONS:
Net investment income (loss)                                              $ 32,950       $ 57,343        $ 28,023       $45,067
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                              1,350        (44,140)         (1,221)      (16,665)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                         166,034       (249,438)         66,461         7,998
 Net increase (decrease) in net assets
  resulting from operations                                                200,334       (236,235)         93,263        36,400

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income:
  Class 1                                                                   (4,762)       (20,853)         (8,856)       (8,386)
  Class 2                                                                   (6,480)       (25,444)        (36,565)      (20,697)
  Total dividends from net investment income                               (11,242)       (46,297)        (45,421)      (29,083)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                        -              -               -             -
  Class 2                                                                        -              -               -             -
  Total distributions from net realized gain on
   investments                                                                   -              -               -             -
Total dividends and distributions paid
 to shareholders                                                           (11,242)       (46,297)        (45,421)      (29,083)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                  5,517         22,833          17,121        50,951
  Proceeds from reinvestment of dividends and distributions                  4,762         20,853           8,856         8,386
  Cost of shares repurchased                                               (37,771)      (120,247)        (15,268)      (36,190)
  Net increase (decrease) from Class 1 transactions                        (27,492)       (76,561)         10,709        23,147
 Class 2:
  Proceeds from shares sold                                                373,520        482,358         277,059       339,972
  Proceeds from reinvestment of dividends and distributions                  6,480         25,444          36,565        20,697
  Cost of shares repurchased                                               (14,769)       (37,169)         (9,851)      (18,768)
  Net increase (decrease) from Class 2 transactions                        365,231        470,633         303,773       341,901
 Net increase (decrease) in net assets resulting from
  capital share transactions                                               337,739        394,072         314,482       365,048

TOTAL INCREASE (DECREASE) IN NET ASSETS                                    526,831        111,540         362,324       372,365

NET ASSETS:
Beginning of period                                                      1,853,161      1,741,621         914,890       542,525
End of period                                                           $2,379,992     $1,853,161      $1,277,214      $914,890
Undistributed (distributions in excess of)
 net investment income                                                     $32,537        $10,829         $27,051       $44,449

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                  441          1,713           1,594         5,076
  Shares issued on reinvestment of dividends and distributions                 355          1,705             806           839
  Shares repurchased                                                        (3,059)        (9,051)         (1,392)       (3,555)
  Net increase (decrease) in shares outstanding                             (2,263)        (5,633)          1,008         2,360
 Class 2:
  Shares sold                                                               29,814         36,311          25,639        33,543
  Shares issued on reinvestment of dividends and distributions                 485          2,091           3,349         2,078
  Shares repurchased                                                        (1,222)        (2,897)           (908)       (1,864)
  Net increase (decrease) in shares outstanding                             29,077         35,505          28,080        33,757

(1) Unaudited.

See Notes to Financial Statements




                                                                                                             U.S. Government/
                                                                          High-Income Bond Fund         AAA-Rated Securities Fund
                                                                          Six months    Year ended      Six months      Year ended
                                                                       ended June 30,  December 31,  ended June 30,    December 31,
                                                                             2003 (1)         2002         2003 (1)           2002
OPERATIONS:
Net investment income (loss)                                                 $24,416       $48,835         $15,152        $ 27,809
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                               (1,050)      (55,818)          6,435           2,910
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                            72,667        (5,040)             27          25,400
 Net increase (decrease) in net assets
  resulting from operations                                                   96,033       (12,023)         21,614          56,119

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income:
  Class 1                                                                    (30,181)      (35,097)        (17,176)        (18,187)
  Class 2                                                                    (18,769)      (16,126)        (10,668)         (8,137)
  Total dividends from net investment income                                 (48,950)      (51,223)        (27,844)        (26,324)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                          -             -               -               -
  Class 2                                                                          -             -               -               -
  Total distributions from net realized gain on
   investments                                                                     -             -               -               -
Total dividends and distributions paid
 to shareholders                                                             (48,950)      (51,223)        (27,844)        (26,324)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                   27,993        22,929          22,381         164,863
  Proceeds from reinvestment of dividends and distributions                   30,181        35,097          17,176          18,187
  Cost of shares repurchased                                                 (21,587)      (81,442)        (63,820)        (72,321)
  Net increase (decrease) from Class 1 transactions                           36,587       (23,416)        (24,263)        110,729
 Class 2:
  Proceeds from shares sold                                                   43,079        49,450          50,482         249,288
  Proceeds from reinvestment of dividends and distributions                   18,769        16,126          10,668           8,137
  Cost of shares repurchased                                                  (5,955)      (19,699)        (28,524)       (116,117)
  Net increase (decrease) from Class 2 transactions                           55,893        45,877          32,626         141,308
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                  92,480        22,461           8,363         252,037

TOTAL INCREASE (DECREASE) IN NET ASSETS                                      139,563       (40,785)          2,133         281,832

NET ASSETS:
Beginning of period                                                          518,323       559,108         804,723         522,891
End of period                                                               $657,886      $518,323        $806,856       $ 804,723
Undistributed (distributions in excess of)
 net investment income                                                       $22,354       $46,888         $14,984         $27,676

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                  2,425         2,194           1,799          13,743
  Shares issued on reinvestment of dividends and distributions                 2,648         3,563           1,397           1,550
  Shares repurchased                                                          (1,871)       (7,863)         (5,093)         (5,986)
  Net increase (decrease) in shares outstanding                                3,202        (2,106)         (1,897)          9,307
 Class 2:
  Shares sold                                                                  3,783         4,635           4,070          20,773
  Shares issued on reinvestment of dividends and distributions                 1,654         1,642             872             696
  Shares repurchased                                                            (522)       (1,935)         (2,285)         (9,687)
  Net increase (decrease) in shares outstanding                                4,915         4,342           2,657          11,782

(1) Unaudited.

See Notes to Financial Statements





                                                                                           Cash Management Fund
                                                                                        Six months      Year ended
                                                                                     ended June 30,    December 31,
                                                                                           2003 (1)           2002
OPERATIONS:
Net investment income (loss)                                                               $ 1,008         $ 3,760
Net realized gain (loss) on investments and
 non-U.S. currency transactions                                                                  1              (2)
Net unrealized appreciation (depreciation)
 on investments and non-U.S. currency translations                                              (1)              -
 Net increase (decrease) in net assets
  resulting from operations                                                                  1,008           3,758

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
Dividends from net investment income:
  Class 1                                                                                   (2,307)         (5,923)
  Class 2                                                                                   (1,435)         (4,462)
  Total dividends from net investment income                                                (3,742)        (10,385)
Distributions from net realized gain
 on investments:
 Short-term net realized gains:
  Class 1                                                                                        -             (16)
  Class 2                                                                                        -             (12)
  Total distributions from net realized gain on
   investments                                                                                   -             (28)
Total dividends and distributions paid
 to shareholders                                                                            (3,742)        (10,413)

CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                                                 21,445         150,300
  Proceeds from reinvestment of dividends and distributions                                  2,307           5,939
  Cost of shares repurchased                                                               (74,979)       (167,545)
  Net increase (decrease) from Class 1 transactions                                        (51,227)        (11,306)
 Class 2:
  Proceeds from shares sold                                                                140,992         996,887
  Proceeds from reinvestment of dividends and distributions                                  1,435           4,474
  Cost of shares repurchased                                                              (158,281)       (992,719)
  Net increase (decrease) from Class 2 transactions                                        (15,854)          8,642
 Net increase (decrease) in net assets resulting from
  capital share transactions                                                               (67,081)         (2,664)

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                    (69,815)         (9,319)

NET ASSETS:
Beginning of period                                                                        336,163         345,482
End of period                                                                            $ 266,348       $ 336,163
Undistributed (distributions in excess of)
 net investment income                                                                        $950          $3,684

SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                                                1,920          13,366
  Shares issued on reinvestment of dividends and distributions                                 209             535
  Shares repurchased                                                                        (6,701)        (14,815)
  Net increase (decrease) in shares outstanding                                             (4,572)           (914)
 Class 2:
  Shares sold                                                                               12,664          88,127
  Shares issued on reinvestment of dividends and distributions                                 130             404
  Shares repurchased                                                                       (14,212)        (87,799)
  Net increase (decrease) in shares outstanding                                             (1,418)            732

(1) Unaudited.

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                         unaudited



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 13 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows:

GLOBAL DISCOVERY FUND - Long-term growth of capital by investing primarily in stocks of companies in the service and information area of the global economy.

GLOBAL GROWTH FUND - Long-term growth of capital by investing primarily in common stocks of companies located around the world.

GLOBAL SMALL CAPITALIZATION FUND - Long -term growth of capital by investing primarily in stocks of smaller companies Fund located around the world.

GROWTH FUND - Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.

INTERNATIONAL FUND - Long-term growth of capital by investing primarily in common stocks of companies located outside the United States.

NEW WORLD FUND - Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

BLUE CHIP INCOME AND GROWTH FUND - To produce income exceeding the average yield on U.S. Stocks and to prive an opportunity for growth of principal.

GROWTH-INCOME FUND - Growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

ASSET ALLOCATION FUND - High total return (including income and capital gains) consistent with long-term preservation of capital.

BOND FUND - As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

HIGH-INCOME BOND FUND - High current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND - A high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

CASH MANAGEMENT FUND - High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

Each fund offers two share classes (1 and 2). Holders of each share class have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Class 2 shares have different fees and expenses ("class-specific fees and expenses"), primarily due to arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

         SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the Board of Trustees. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.


         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily between Classes 1 and 2 based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.


         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.


         FORWARD CURRENCY CONTRACTS - The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the series values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

         SECURITIES LENDING - The series may lend portfolio securities from time to time in order to earn additional income; however, it does not currently intend to engage in an ongoing or regular securities lending program. When a fund in the series lends securities, it receives collateral in an amount not less than 100% of the market value of the loaned securities throughout the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered on the next business day. If the borrower defaults on its obligation to return the securities loaned, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.



2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.


TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.


3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS


The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; expenses deferred for tax purposes; cost of investments sold; net capital losses; and net operating losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds.

The funds indicated in the following table had capital loss carryforwards available at June 30, 2003. These amounts may be used to offset capital gains realized in the current year or in subsequent years expiring December 31, 2004, through December 31, 2010, and thereby relieve the funds and their shareholders of any federal income tax liability with respect to the capital gains that are so offset. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Additional tax basis disclosures as of June 30, 2003, are as follows:

                                                                    (dollars in
                                                                      thousands)




                                             Global     Global   Global Small                                New   Blue Chip
                                           Discovery    Growth Capitalization     Growth  International    World  Income and
                                               Fund       Fund           Fund       Fund           Fund     Fund Growth Fund
------------------------------------------------------------------------------------------------------------------------------






Undistributed (distributions in
 excess of) net investment income
 and currency gains (losses)                   $ 67    $ 3,511     $ (1,287)    $ 10,306       $ 17,903  $ 1,804     $ 5,167
Accumulated short-term capital
 losses                                      (1,338)  (154,412)    (160,892)  (1,091,032)      (262,299) (21,490)     (8,633)
Undistributed (accumulated)
 long-term  capital                            (618)   (49,738)     (10,473)     (57,489)      (126,670)  (9,788)     (2,988)
Gross unrealized appreciation on
 investment securities                        2,394    102,364       89,242    1,572,326        279,643   24,074      57,962
Gross unrealized depreciation on
 investment securities                       (2,143)  (112,303)     (63,615)    (724,834)      (328,655) (13,390)    (51,372)
Cost of portfolio securities and
 cash denominated in non-U.S.
 currencies, excluding forward
 currency contracts                          25,173    895,075      481,346    7,165,319      2,112,534  176,916     937,932

Capital loss carryforward expires in:
2010                                          $ 737   $ 56,984     $ 52,175    $ 844,401      $ 121,367  $ 4,880     $ 3,625
2009                                            100    101,126       94,473      257,703        147,937   16,564       1,001
2008                                              -          -            -            -              -        -           -
2007                                              -          -            -            -              -        -           -
2006                                              -          -            -            -              -        -           -
2004                                              -          -            -            -              -        -           -
                                           -----------------------------------------------------------------------------------
                                           -----------------------------------------------------------------------------------
                                              $ 837  $ 158,110     $146,648  $ 1,102,104      $ 269,304 $ 21,444     $ 4,626
                                           ===================================================================================




                                                                                                       U.S.
                                                                                                Government/
                                                   Growth-        Asset             High-Income   AAA-Rated         Cash
                                                    Income   Allocation       Bond         Bond  Securities   Management
                                                      Fund         Fund       Fund         Fund        Fund         Fund
-----------------------------------------------------------------------------------------------------------------------------






Undistributed (distributions in
 excess of) net investment income
 and currency gains (losses)                      $ 56,445     $ 32,659   $ 28,077     $ 24,077    $ 15,815        $ 966
Accumulated short-term capital
 losses                                            (50,275)     (50,244)   (17,173)    (123,283)    (12,203)          (1)
Undistributed (accumulated)
 long-term  capital                               (225,713)      (5,689)    (5,818)     (10,991)      3,733            -
Gross unrealized appreciation on
 investment securities                           1,226,706      216,401     84,545       64,946      33,246            -
Gross unrealized depreciation on
 investment securities                            (945,798)    (157,157)   (26,125)     (82,774)     (1,040)          (1)
Cost of portfolio securities and
 cash denominated in non-U.S.
 currencies, excluding forward
 currency contracts                              8,724,791    2,323,664  1,206,871      658,028     837,388      262,761


 Capital loss carryforward expires in:
2010                                                   $ -     $ 28,538   $ 11,748     $ 50,900         $ -          $ 2
2009                                                18,842       14,729        534       54,476           -            -
2008                                                     -            -      2,909            -       4,040            -
2007                                                     -            -        154          973         737            -
2006                                                     -            -      1,346       11,417       3,594            -
2004                                                     -            -          -            -       5,734            -
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                  $ 18,842     $ 43,267   $ 16,691    $ 117,766    $ 14,105          $ 2
                                                ===========================================================================



4. FEES AND TRANSACTIONS WITH RELATED PARTIES


Capital Research and Management Company ("CRMC"), the series' investment adviser, is the parent company of American Funds Distributors, Inc. ("AFD"), the principal underwriter of the series' shares, and American Funds Service Company ("AFS"), the series' transfer agent.

INVESTMENT ADVISORY SERVICES - The aggregate fee of $48,249,000 for management services was incurred by the series pursuant to an agreement with CRMC. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on annual rates that generally decrease as average net asset levels increase. The range of rates and asset levels and the current annualized rates of average net assets are as follows:



                                                                 Rates            Net Asset Level (in billions)
                                              --------------------------------------------------------------    Annualized rates
                                                                                                                     for the six
                                                      Beginning            Ending                 In excess         months ended
Fund                                                       with              with       Up to            of        June 30, 2003
---------------------------------------------------------------------------------------------------------------------------------

Global Discovery                                           .580 %                         all                          .58%
Global Growth                                              .690              .530 %      $ .6         $ 1.2            .67
Global Small Capitalization                                .800              .740          .6            .6            .80
Growth                                                     .500              .300          .6          13.0            .38
International                                              .690              .450          .5          10.5            .58
New World                                                  .850                           all                          .85
Blue Chip Income and Growth                                .500                           all                          .50
Growth-Income                                              .500              .242          .6          10.5            .34
Asset Allocation                                           .500              .320          .6           2.0            .42
Bond                                                       .480              .400          .6           1.0            .46
High-Income Bond                                           .500              .450          .6           1.0            .50
U.S. Government/AAA-Rated Securities                       .460              .360          .6           1.0            .44
Cash Management                                            .500              .380          .1            .4            .45



DISTRIBUTION SERVICES - The series has adopted a plan of distribution for Class 2 shares. Under the plan, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plan provides for annual expenses, based on average daily net assets, of 0.25% to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. During the six months ended June 30, 2003, distribution expenses under the plan for the series aggregated $15,790,000. Class 1 shares have not adopted a plan of distribution to cover any distribution expenses.

TRANSFER AGENT SERVICES - The aggregate fee of $26,000 was incurred during the six months ended June 30, 2003, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.


DEFERRED TRUSTEES'COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in shares of the series or other American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED TRUSTEES AND OFFICERS - Officers and certain Trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or Trustees received any compensation directly from the series.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES
Pursuant to the custodian agreement, each fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain balances with the custodian bank. For the six months ended June 30, 2003, custodian fees for the series aggregated $922,000, which includes $20,000 that was offset by this reduction, rather than paid in cash.

As of June 30, 2003, Asset Allocation Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:


(dollars in
thousands)
                                              Contract amount              U.S. valuation
                                                                                     Unrealized
Non-U.S. currency sale contracts            Non-U.S.           U.S.       Amount   depreciation
------------------------------------------------------------------------------------------------

Euro, expiring 8/5 - 9/10/03              Euro  851           $942         $959           $(17)



The following table presents additional information as of the six months ended June 30, 2003 (dollars in thousands):


                                                                   (dollars in
                                                                     thousands)
                                                ------------------------------------------------------------------------------------


                                                  Global    Global   Global Small                                New    Blue Chip
                                                Discover    Growth Capitalization      Growth International    World   Income and
                                                    Fund      Fund           Fund        Fund          Fund     Fund  Growth Fund
------------------------------------------------------------------------------------------------------------------------------------



For the six months
 ended June 30, 2003
 Purchases of investment
  securities (1)                                 $ 4,895 $ 136,757      $7140,945 $ 1,542,933     $ 353,444 $ 36,742    $ 354,135
 Sales of investment
  securities (1)                                   1,505   101,325        126,419   1,225,022       339,263   16,765       32,183
 Non-U.S taxes withheld on
  dividend income                                      4       717            151         649         3,024      150            -
 Non-U.S taxes paid (refunded) on realized gains       -       277            (44)          -             -      174            -
 Non-U.S taxes provided on unrealized gains            -         -            278           -             -      283            -
 Restricted securities
  as of June 30, 2003: (2)
   Market value                                    2,065    56,452         23,635     292,934        84,856   12,136       47,567
   Percent of net assets                              8%        6%             5%          4%            4%       6%           5%




                                                           --------------------------------------------------------------------
                                                                                                                U.S.
                                                                                                          Government/
                                                             Growth-       Asset            High-Income    AAA-Rated        Cash
                                                              Income  Allocation       Bond        Bond   Securities  Management
                                                                Fund        Fund       Fund        Fund         Fund        Fund
                                                           --------------------------------------------------------------------



For the six months
 ended June 30, 2003
 Purchases of investment
  securities (1)                                         $ 1,005,884   $ 608,098  $ 209,038   $ 169,092    $ 328,611 $ 1,580,550
 Sales of investment
  securities (1)                                             725,742     236,865    101,568     127,182      261,552   1,656,948
 Non-U.S taxes withheld on
  dividend income                                                814         320          -           -            -           -
 Non-U.S taxes paid (refunded) on realized gains                   -           -          -           -            -           -
 Non-U.S taxes provided on unrealized gains                        -           -          -           -            -           -
 Restricted securities
  as of June 30, 2003: (2)
   Market value                                              419,226     192,037    204,988     141,183       64,785      71,809
   Percent of net assets                                          5%          8%        16%         21%           8%         27%


(1) Excludes short-term securities, except for the Cash Management Fund.
(2) Resale of restricted securities may be limited to qualified buyers or otherwise restricted. These securities include restricted short-term notes, which in practice are as liquid as unrestricted securities in the portfolio. These securities are identified in the investment portfolio.



FINANCIAL HIGHLIGHTS (1)

                                                                                Income (loss) from
                                                                            investment operations (2)

                                                                                               Net
                                                       Net asset                     gains (losses)
                                                          value,           Net       on securities      Total from
Period                                                 beginning    investment      (both realized      investment
Ended                                                  of period  income (loss)     and unrealized)     operations

GLOBAL DISCOVERY FUND (4)
Class 1
6/30/03                                                    $7.26          $.03               $1.13           $1.16
12/31/02                                                    9.30           .06               (2.05)          (1.99)
12/31/01                                                   10.00           .04               (0.70)          (0.66)
Class 2
6/30/03                                                     7.25           .02                1.13            1.15
12/31/02                                                    9.30           .04               (2.05)          (2.01)
12/31/01                                                   10.00           .02               (0.69)          (0.67)
GLOBAL GROWTH FUND
Class 1
6/30/03                                                   $11.35          $.07               $1.17           $1.24
12/31/02                                                   13.42           .09               (2.02)          (1.93)
12/31/01                                                   17.25           .18               (2.50)          (2.32)
12/31/00                                                   21.42           .20               (4.15)          (3.95)
12/31/99                                                   18.99           .01                3.43            3.44
11/30/99                                                   13.02           .14                6.39            6.53
11/30/98                                                   10.62           .13                2.43            2.56
Class 2
6/30/03                                                    11.32           .06                1.15            1.21
12/31/02                                                   13.38           .06               (2.01)          (1.95)
12/31/01                                                   17.21           .13               (2.49)          (2.36)
12/31/00                                                   21.41           .15               (4.13)          (3.98)
12/31/99                                                   18.98           .01                3.42            3.43
11/30/99                                                   13.02           .11                6.37            6.48
11/30/98                                                   10.61           .10                2.44            2.54
GLOBAL SMALL CAPITALIZATION FUND (6)
Class 1
6/30/03                                                    $9.27          $.01               $1.70           $1.71
12/31/02                                                   11.52             -  (7)          (2.15)          (2.15)
12/31/01                                                   14.28           .03               (1.81)          (1.78)
12/31/00                                                   17.37           .09               (2.81)          (2.72)
12/31/99                                                   17.16             -  (7)           1.92            1.92
11/30/99                                                    9.11           .06                8.20            8.26
11/30/98                                                   10.00           .07                (.92)           (.85)
Class 2
6/30/03                                                     9.23             -  (7)           1.69            1.69
12/31/02                                                   11.48          (.02)              (2.15)          (2.17)
12/31/01                                                   14.24             -  (7)          (1.80)          (1.80)
12/31/00                                                   17.36           .04               (2.80)          (2.76)
12/31/99                                                   17.14             -  (7)           1.92            1.92
11/30/99                                                    9.10           .04                8.19            8.23
11/30/98                                                   10.00           .04                (.91)           (.87)
GROWTH FUND
Class 1
6/30/03                                                   $33.47          $.07               $6.11           $6.18
12/31/02                                                   44.30           .12              (10.87)         (10.75)
12/31/01                                                   73.51           .18              (11.99)         (11.81)
12/31/00                                                   70.62           .41                2.97            3.38
12/31/99                                                   72.12           .01                9.64            9.65
11/30/99                                                   54.91           .11               25.35           25.46
11/30/98                                                   50.12           .19               10.91           11.10
Class 2
6/30/03                                                    33.29           .03                6.07            6.10
12/31/02                                                   44.09           .03              (10.82)         (10.79)
12/31/01                                                   73.28           .04              (11.94)         (11.90)
12/31/00                                                   70.57           .25                2.95            3.20
12/31/99                                                   72.04             -  (7)           9.63            9.63
11/30/99                                                   54.88          (.02)              25.33           25.31
11/30/98                                                   50.09           .08               10.90           10.98
INTERNATIONAL FUND
Class 1
6/30/03                                                   $10.07          $.10                $.57            $.67
12/31/02                                                   12.02           .15               (1.90)          (1.75)
12/31/01                                                   20.59           .22               (3.79)          (3.57)
12/31/00                                                   26.74           .18               (5.90)          (5.72)
12/31/99                                                   25.08           .01                4.34            4.35
11/30/99                                                   16.57           .25                8.87            9.12
11/30/98                                                   16.07           .22                2.21            2.43
Class 2
6/30/03                                                    10.05           .09                 .56             .65
12/31/02                                                   11.97           .12               (1.89)          (1.77)
12/31/01                                                   20.54           .15               (3.76)          (3.61)
12/31/00                                                   26.73           .13               (5.89)          (5.76)
12/31/99                                                   25.07           .01                4.33            4.34
11/30/99                                                   16.56           .10                8.98            9.08
11/30/98                                                   16.06           .20                2.19            2.39
NEW WORLD FUND (9)
Class 1
6/30/03                                                    $8.76          $.11                $.95           $1.06
12/31/02                                                    9.44           .20                (.70)           (.50)
12/31/01                                                    9.85           .24                (.63)           (.39)
12/31/00                                                   11.77           .24               (1.70)          (1.46)
12/31/99                                                   10.56           .01                1.25            1.26
11/30/99                                                   10.00           .07                 .51             .58
Class 2
6/30/03                                                     8.73           .10                 .94            1.04
12/31/02                                                    9.41           .18                (.70)           (.52)
12/31/01                                                    9.84           .21                (.62)           (.41)
12/31/00                                                   11.77           .20               (1.69)          (1.49)
12/31/99                                                   10.55           .02                1.25            1.27
11/30/99                                                   10.00           .06                 .51             .57
BLUE CHIP INCOME AND GROWTH FUND (4)
Class 1
6/30/03                                                    $7.17          $.07                $.81            $.88
12/31/02                                                    9.43           .16               (2.32)          (2.16)
12/31/01                                                   10.00           .09                (.61)           (.52)
Class 2
6/30/03                                                     7.16           .06                 .80             .86
12/31/02                                                    9.41           .14               (2.30)          (2.16)
12/31/01                                                   10.00           .08                (.63)           (.55)
GROWTH-INCOME FUND
Class 1
6/30/03                                                   $25.63          $.21               $3.29           $3.50
12/31/02                                                   31.70           .41               (6.16)          (5.75)
12/31/01                                                   35.23           .51                 .49            1.00
12/31/00                                                   33.08           .72                1.98            2.70
12/31/99                                                   38.70           .06                 .88             .94
11/30/99                                                   40.73           .69                3.94            4.63
11/30/98                                                   39.97           .67                4.60            5.27
Class 2
6/30/03                                                    25.52           .18                3.26            3.44
12/31/02                                                   31.58           .35               (6.14)          (5.79)
12/31/01                                                   35.13           .41                 .52             .93
12/31/00                                                   33.07           .65                1.96            2.61
12/31/99                                                   38.67           .07                 .87             .94
11/30/99                                                   40.70           .59                3.94            4.53
11/30/98                                                   39.94           .58                4.60            5.18
ASSET ALLOCATION FUND
Class 1
6/30/03                                                   $12.23          $.22                $.99           $1.21
12/31/02                                                   14.30           .45               (2.19)          (1.74)
12/31/01                                                   15.71           .49                (.37)            .12
12/31/00                                                   15.07           .56                 .13             .69
12/31/99                                                   16.03           .05                 .15             .20
11/30/99                                                   16.57           .58                 .60            1.18
11/30/98                                                   16.16           .58                1.27            1.85
Class 2
6/30/03                                                    12.18           .20                 .98            1.18
12/31/02                                                   14.25           .42               (2.18)          (1.76)
12/31/01                                                   15.67           .45                (.36)            .09
12/31/00                                                   15.06           .53                 .13             .66
12/31/99                                                   16.02           .05                 .14             .19
11/30/99                                                   16.56           .53                 .61            1.14
11/30/98                                                   16.15           .53                1.28            1.81
BOND FUND
Class 1
6/30/03                                                   $10.41          $.29                $.65            $.94
12/31/02                                                   10.44           .67                (.24)            .43
12/31/01                                                   10.18           .77                 .08             .85
12/31/00                                                    9.74           .80                (.29)            .51
12/31/99                                                    9.86           .07                (.01)            .06
11/30/99                                                   10.37           .73                (.50)            .23
11/30/98                                                   10.62           .67                (.15)            .52
Class 2
6/30/03                                                    10.36           .27                 .65             .92
12/31/02                                                   10.40           .64                (.24)            .40
12/31/01                                                   10.16           .73                 .08             .81
12/31/00                                                    9.74           .78                (.30)            .48
12/31/99                                                    9.85           .06                   -             .06
11/30/99                                                   10.36           .67                (.47)            .20
11/30/98                                                   10.61           .65                (.15)            .50
HIGH-INCOME BOND FUND
Class 1
6/30/03                                                   $10.44          $.48               $1.39           $1.87
12/31/02                                                   11.78          1.01               (1.25)           (.24)
12/31/01                                                   12.25          1.17                (.23)            .94
12/31/00                                                   12.75          1.24               (1.63)           (.39)
12/31/99                                                   12.81           .11                 .12             .23
11/30/99                                                   13.77          1.26                (.72)            .54
11/30/98                                                   14.96          1.26               (1.04)            .22
Class 2
6/30/03                                                    10.39           .46                1.39            1.85
12/31/02                                                   11.74           .97               (1.25)           (.28)
12/31/01                                                   12.22          1.13                (.23)            .90
12/31/00                                                   12.75          1.22               (1.64)           (.42)
12/31/99                                                   12.80           .11                 .12             .23
11/30/99                                                   13.76          1.18                (.67)            .51
11/30/98                                                   14.95          1.25               (1.06)            .19
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
Class 1
6/30/03                                                   $12.37          $.23                $.10            $.33
12/31/02                                                   11.87           .54                 .55            1.09
12/31/01                                                   11.73           .66                 .17             .83
12/31/00                                                   10.56           .68                 .55            1.23
12/31/99                                                   10.78           .06                (.10)           (.04)
11/30/99                                                   11.43           .69                (.67)            .02
11/30/98                                                   11.18           .68                 .26             .94
Class 2
6/30/03                                                    12.31           .22                 .09             .31
12/31/02                                                   11.83           .50                 .55            1.05
12/31/01                                                   11.70           .62                 .18             .80
12/31/00                                                   10.56           .65                 .55            1.20
12/31/99                                                   10.78           .05                (.10)           (.05)
11/30/99                                                   11.42           .65                (.64)            .01
11/30/98                                                   11.17           .68                 .24             .92
CASH MANAGEMENT FUND
Class 1
6/30/03                                                   $11.17          $.04                $  - (7)        $.04
12/31/02                                                   11.41           .14                   - (7)         .14
12/31/01                                                   11.65           .41                0.01             .42
12/31/00                                                   11.05           .65                0.01             .66
12/31/99                                                   11.13           .05                   - (7)         .05
11/30/99                                                   11.13           .49                0.02             .51
11/30/98                                                   11.13           .57                (.01)            .56
Class 2
6/30/03                                                    11.12           .03                   - (7)         .03
12/31/02                                                   11.37           .11                   - (7)         .11
12/31/01                                                   11.62           .34                 .05             .39
12/31/00                                                   11.04           .63                 .01             .64
12/31/99                                                   11.12           .05                   - (7)         .05
11/30/99                                                   11.12           .48                   - (7)         .48
11/30/98                                                   11.12           .55                (.02)            .53


See Notes to Financial Statements


                                                              Dividends and distributions


                                                         Dividends
                                                         (from net  Distributions         Total     Net asset
Period                                                  investment  (from capital dividends and     value, end     Total
Ended                                                       income)         gains)distributions     of period  return (3)

GLOBAL DISCOVERY FUND (4)
Class 1
6/30/03                                                        $ -            $ -           $ -         $8.42      15.98   %
12/31/02                                                      (.05)             -          (.05)         7.26     (21.41)
12/31/01                                                      (.04)             -          (.04)         9.30      (6.65)
Class 2
6/30/03                                                          -              -             -          8.40      15.86
12/31/02                                                      (.04)             -          (.04)         7.25     (21.67)
12/31/01                                                      (.03)             -          (.03)         9.30      (6.71)
GLOBAL GROWTH FUND
Class 1
6/30/03                                                     $ (.08)           $ -         ($.08)       $12.51      10.89   %
12/31/02                                                      (.14)             -          (.14)        11.35     (14.46)
12/31/01                                                      (.15)         (1.36)        (1.51)        13.42     (13.99)
12/31/00                                                      (.02)          (.20)         (.22)        17.25     (18.71)
12/31/99                                                      (.11)          (.90)        (1.01)        21.42      18.53
11/30/99                                                      (.12)          (.44)         (.56)        18.99      51.90
11/30/98                                                      (.14)          (.02)         (.16)        13.02      24.26
Class 2
6/30/03                                                       (.05)             -          (.05)        12.48      10.70
12/31/02                                                      (.11)             -          (.11)        11.32     (14.64)
12/31/01                                                      (.11)         (1.36)        (1.47)        13.38     (14.22)
12/31/00                                                      (.02)          (.20)         (.22)        17.21     (18.87)
12/31/99                                                      (.10)          (.90)        (1.00)        21.41      18.47
11/30/99                                                      (.08)          (.44)         (.52)        18.98      51.45
11/30/98                                                      (.11)          (.02)         (.13)        13.02      24.06
GLOBAL SMALL CAPITALIZATION FUND (6)
Class 1
6/30/03                                                     $ (.09)           $ -         ($.09)       $10.89      18.46   %
12/31/02                                                      (.10)             -          (.10)         9.27     (18.83)
12/31/01                                                      (.13)          (.85)         (.98)        11.52     (12.63)
12/31/00                                                      (.05)          (.32)         (.37)        14.28     (16.33)
12/31/99                                                      (.01)         (1.70)        (1.71)        17.37      11.70
11/30/99                                                      (.08)          (.13)         (.21)        17.16      92.15
11/30/98                                                      (.04)             -          (.04)         9.11      (8.31)
Class 2
6/30/03                                                       (.07)             -          (.07)        10.85      18.31
12/31/02                                                      (.08)             -          (.08)         9.23     (19.05)
12/31/01                                                      (.11)          (.85)         (.96)        11.48     (12.85)
12/31/00                                                      (.04)          (.32)         (.36)        14.24     (16.53)
12/31/99                                                         -          (1.70)        (1.70)        17.36      11.69
11/30/99                                                      (.06)          (.13)         (.19)        17.14      91.86
11/30/98                                                      (.03)             -          (.03)         9.10      (8.49)
GROWTH FUND
Class 1
6/30/03                                                     $ (.05)           $ -         ($.05)       $39.60      18.48   %
12/31/02                                                      (.08)             -          (.08)        33.47     (24.27)
12/31/01                                                      (.41)        (16.99)       (17.40)        44.30     (17.93)
12/31/00                                                         -           (.49)         (.49)        73.51       4.72
12/31/99                                                      (.05)        (11.10)       (11.15)        70.62      14.45
11/30/99                                                      (.14)         (8.11)        (8.25)        72.12      52.56
11/30/98                                                      (.17)         (6.14)        (6.31)        54.91      25.27
Class 2
6/30/03                                                          -              -             -         39.39      18.32
12/31/02                                                      (.01)             -          (.01)        33.29     (24.46)
12/31/01                                                      (.30)        (16.99)       (17.29)        44.09     (18.15)
12/31/00                                                         -           (.49)         (.49)        73.28       4.47
12/31/99                                                         -         (11.10)       (11.10)        70.57      14.44
11/30/99                                                      (.04)         (8.11)        (8.15)        72.04      52.22
11/30/98                                                      (.05)         (6.14)        (6.19)        54.88      24.97
INTERNATIONAL FUND
Class 1
6/30/03                                                     $ (.03)           $ -         ($.03)       $10.71       6.60   %
12/31/02                                                      (.20)             -          (.20)        10.07     (14.58)
12/31/01                                                      (.20)         (4.80)        (5.00)        12.02     (19.73)
12/31/00                                                      (.01)          (.42)         (.43)        20.59     (21.85)
12/31/99                                                      (.10)         (2.59)        (2.69)        26.74      18.18
11/30/99                                                      (.30)          (.31)         (.61)        25.08     (56.48)
11/30/98                                                      (.28)         (1.65)        (1.93)        16.57      16.93
Class 2
6/30/03                                                          -              -             -  (7)    10.70       6.51
12/31/02                                                      (.15)             -          (.15)        10.05     (14.84)
12/31/01                                                      (.16)         (4.80)        (4.96)        11.97     (19.89)
12/31/00                                                      (.01)          (.42)         (.43)        20.54     (22.06)
12/31/99                                                      (.09)         (2.59)        (2.68)        26.73      18.16
11/30/99                                                      (.26)          (.31)         (.57)        25.07      56.16
11/30/98                                                      (.24)         (1.65)        (1.89)        16.56      16.63
NEW WORLD FUND (9)
Class 1
6/30/03                                                      ($.19)           $ -         ($.19)        $9.63      12.09   %
12/31/02                                                      (.18)             -          (.18)         8.76      (5.45)
12/31/01                                                      (.02)             -          (.02)         9.44      (3.99)
12/31/00                                                      (.20)          (.26)         (.46)         9.85     (12.43)
12/31/99                                                      (.04)          (.01)         (.05)        11.77      11.88
11/30/99                                                      (.02)             -          (.02)        10.56       5.87
Class 2
6/30/03                                                       (.17)             -          (.17)         9.60      11.90
12/31/02                                                      (.16)             -          (.16)         8.73      (5.66)
12/31/01                                                      (.02)             -          (.02)         9.41      (4.19)
12/31/00                                                      (.18)          (.26)         (.44)         9.84     (12.70)
12/31/99                                                      (.04)          (.01)         (.05)        11.77      11.87
11/30/99                                                      (.02)             -          (.02)        10.55       5.71
BLUE CHIP INCOME AND GROWTH FUND (4)
Class 1
6/30/03                                                        $ -              -           $ -         $8.05      12.27   %
12/31/02                                                      (.10)             -          (.10)         7.17     (22.93)
12/31/01                                                      (.05)             -          (.05)         9.43      (5.23)
Class 2
6/30/03                                                          -              -             -          8.02      12.01
12/31/02                                                      (.09)             -          (.09)         7.16     (23.07)
12/31/01                                                      (.04)             -          (.04)         9.41      (5.38)
GROWTH-INCOME FUND
Class 1
6/30/03                                                      ($.11)           $ -         ($.11)       $29.02      13.64   %
12/31/02                                                      (.32)             -          (.32)        25.63     (18.15)
12/31/01                                                      (.73)         (3.80)        (4.53)        31.70       2.78
12/31/00                                                      (.06)          (.49)         (.55)        35.23       8.24
12/31/99                                                      (.18)         (6.38)        (6.56)        33.08       3.21
11/30/99                                                      (.66)         (6.00)        (6.66)        38.70      12.86
11/30/98                                                      (.68)         (3.83)        (4.51)        40.73      14.77
Class 2
6/30/03                                                       (.06)             -          (.06)        28.90      13.46
12/31/02                                                      (.27)             -          (.27)        25.52     (18.34)
12/31/01                                                      (.68)         (3.80)        (4.48)        31.58       2.56
12/31/00                                                      (.06)          (.49)         (.55)        35.13       7.95
12/31/99                                                      (.16)         (6.38)        (6.54)        33.07       3.19
11/30/99                                                      (.56)         (6.00)        (6.56)        38.67      12.59
11/30/98                                                      (.59)         (3.83)        (4.42)        40.70      14.49
ASSET ALLOCATION FUND
Class 1
6/30/03                                                      ($.08)           $ -         ($.08)       $13.36       9.86   %
12/31/02                                                      (.33)             -          (.33)        12.23     (12.19)
12/31/01                                                      (.59)          (.94)        (1.53)        14.30        .77
12/31/00                                                      (.05)             -          (.05)        15.71       4.62
12/31/99                                                      (.14)         (1.02)        (1.16)        15.07       1.45
11/30/99                                                      (.57)         (1.15)        (1.72)        16.03       7.65
11/30/98                                                      (.57)          (.87)        (1.44)        16.57      12.32
Class 2
6/30/03                                                       (.06)             -          (.06)        13.30       9.66
12/31/02                                                      (.31)             -          (.31)        12.18     (12.38)
12/31/01                                                      (.57)          (.94)        (1.51)        14.25        .52
12/31/00                                                      (.05)             -          (.05)        15.67       4.40
12/31/99                                                      (.13)         (1.02)        (1.15)        15.06       1.42
11/30/99                                                      (.53)         (1.15)        (1.68)        16.02       7.39
11/30/98                                                      (.53)          (.87)        (1.40)        16.56      12.05
BOND FUND
Class 1
6/30/03                                                      ($.42)           $ -         ($.42)       $10.93       8.98   %
12/31/02                                                      (.46)             -          (.46)        10.41       4.26
12/31/01                                                      (.59)             -          (.59)        10.44       8.48
12/31/00                                                      (.07)             -          (.07)        10.18       5.22
12/31/99                                                      (.18)             -          (.18)         9.74        .61
11/30/99                                                      (.69)          (.05)         (.74)         9.86       2.33
11/30/98                                                      (.65)          (.12)         (.77)        10.37       5.12
Class 2
6/30/03                                                       (.40)             -          (.40)        10.88       8.89
12/31/02                                                      (.44)             -          (.44)        10.36       4.05
12/31/01                                                      (.57)             -          (.57)        10.40       8.15
12/31/00                                                      (.06)             -          (.06)        10.16       4.99
12/31/99                                                      (.17)             -          (.17)         9.74        .59
11/30/99                                                      (.66)          (.05)         (.71)         9.85       2.07
11/30/98                                                      (.63)          (.12)         (.75)        10.36       4.85
HIGH-INCOME BOND FUND
Class 1
6/30/03                                                      ($.92)           $ -         ($.92)       $11.39      17.88   %
12/31/02                                                     (1.10)             -         (1.10)        10.44      (1.51)
12/31/01                                                     (1.41)             -         (1.41)        11.78       8.02
12/31/00                                                      (.11)             -          (.11)        12.25      (3.06)
12/31/99                                                      (.29)             -          (.29)        12.75       1.83
11/30/99                                                     (1.31)          (.19)        (1.50)        12.81       4.22
11/30/98                                                     (1.25)          (.16)        (1.41)        13.77       1.44
Class 2
6/30/03                                                       (.90)             -          (.90)        11.34      17.78
12/31/02                                                     (1.07)             -         (1.07)        10.39      (1.83)
12/31/01                                                     (1.38)             -         (1.38)        11.74       7.73
12/31/00                                                      (.11)             -          (.11)        12.22      (3.31)
12/31/99                                                      (.28)             -          (.28)        12.75       1.81
11/30/99                                                     (1.28)          (.19)        (1.47)        12.80       3.96
11/30/98                                                     (1.22)          (.16)        (1.38)        13.76       1.18
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
Class 1
6/30/03                                                      ($.44)             -         ($.44)       $12.26       2.68   %
12/31/02                                                      (.59)             -          (.59)        12.37       9.45
12/31/01                                                      (.69)             -          (.69)        11.87       7.24
12/31/00                                                      (.06)             -          (.06)        11.73      11.69
12/31/99                                                      (.18)             -          (.18)        10.56       (.41)
11/30/99                                                      (.67)             -          (.67)        10.78        .24
11/30/98                                                      (.69)             -          (.69)        11.43       8.72
Class 2
6/30/03                                                      ($.42)             -         ($.42)        12.20       2.53
12/31/02                                                      (.57)             -          (.57)        12.31       9.15
12/31/01                                                      (.67)             -          (.67)        11.83       7.02
12/31/00                                                      (.06)             -          (.06)        11.70      11.39
12/31/99                                                      (.17)             -          (.17)        10.56       (.43)
11/30/99                                                      (.65)             -          (.65)        10.78        .08
11/30/98                                                      (.67)             -          (.67)        11.42       8.46
CASH MANAGEMENT FUND
Class 1
6/30/03                                                     $ (.17)             -         ($.17)       $11.04        .39   %
12/31/02                                                      (.38)             -          (.38)        11.17       1.24
12/31/01                                                      (.66)             -          (.66)        11.41       3.66
12/31/00                                                      (.06)             -          (.06)        11.65       6.04
12/31/99                                                      (.13)             -          (.13)        11.05        .46
11/30/99                                                      (.51)             -          (.51)        11.13       4.73
11/30/98                                                      (.56)             -          (.56)        11.13       5.17
Class 2
6/30/03                                                       (.14)             -         ($.14)        11.01        .29
12/31/02                                                      (.36)             -          (.36)        11.12       1.00
12/31/01                                                      (.64)             -          (.64)        11.37       3.43
12/31/00                                                      (.06)             -          (.06)        11.62       5.83
12/31/99                                                      (.13)             -          (.13)        11.04        .43
11/30/99                                                      (.48)             -          (.48)        11.12       4.47
11/30/98                                                      (.53)             -          (.53)        11.12       4.92


See Notes to Financial Statements





                                                                           Ratio of                  Ratio of
                                                           Net assets,     expenses          net income (loss)       Portfolio
Period                                                   end of period   to average                to average         turnover
Ended                                                     (in millions)  net assets                net assets             rate

GLOBAL DISCOVERY FUND (4)
Class 1
6/30/03                                                            $12          .61   %  (5)              .81  %  (5)        9  %
12/31/02                                                            10          .61                       .69               25
12/31/01                                                            12          .31                       .42                4
Class 2
6/30/03                                                             13          .86      (5)              .58     (5)        9
12/31/02                                                             9          .86                       .48               25
12/31/01                                                             4          .42                       .21                4
GLOBAL GROWTH FUND
Class 1
6/30/03                                                           $154          .71   %  (5)             1.21  %  (5)       15  %
12/31/02                                                           152          .71                       .73               30
12/31/01                                                           215          .70                      1.24               38
12/31/00                                                           317          .70                       .97               41
12/31/99                                                           327          .06                       .06                3
11/30/99                                                           272          .72                      1.01               26
11/30/98                                                           132          .75                      1.14               26
Class 2
6/30/03                                                            730          .96      (5)              .99     (5)       15
12/31/02                                                           592          .96                       .48               30
12/31/01                                                           600          .95                       .88               38
12/31/00                                                           562          .95                       .73               41
12/31/99                                                           399          .08                       .04                3
11/30/99                                                           316          .96                       .77               26
11/30/98                                                           124         1.00                       .87               26
GLOBAL SMALL CAPITALIZATION FUND (6)
Class 1
6/30/03                                                           $120          .84   %  (5)              .14  %  (5)       33  %
12/31/02                                                           108          .84                       .04               66
12/31/01                                                           149          .83                       .21               65
12/31/00                                                           213          .86                       .52               62
12/31/99                                                           178          .07                       .00     (8)        7
11/30/99                                                           150          .82                       .53               81
11/30/98                                                            55          .51                       .86               28
Class 2
6/30/03                                                            380         1.09      (5)             (.10)    (5)       33
12/31/02                                                           290         1.09                      (.20)              66
12/31/01                                                           274         1.08                      (.05)              65
12/31/00                                                           234         1.11                       .25               62
12/31/99                                                           111          .09                      (.02)               7
11/30/99                                                            88         1.06                       .25               81
11/30/98                                                            17          .64                       .63               28
GROWTH FUND
Class 1
6/30/03                                                         $3,521          .40   %  (5)              .44  %  (5)       20  %
12/31/02                                                         3,195          .40                       .30               34
12/31/01                                                         5,207          .38                       .34               31
12/31/00                                                         7,677          .38                       .53               48
12/31/99                                                         8,224          .03                       .01                3
11/30/99                                                         7,270          .39                       .19               37
11/30/98                                                         5,313          .41                       .38               50
Class 2
6/30/03                                                          4,479          .65      (5)              .20     (5)       20
12/31/02                                                         3,009          .65                       .07               34
12/31/01                                                         2,937          .63                       .07               31
12/31/00                                                         2,356          .63                       .33               48
12/31/99                                                         1,149          .05                      (.01)               3
11/30/99                                                           937          .64                      (.06)              37
11/30/98                                                           310          .66                       .15               50
INTERNATIONAL FUND
Class 1
6/30/03                                                         $1,205          .64   %  (5)             2.01  %  (5)       20  %
12/31/02                                                         1,236          .63                      1.35               30
12/31/01                                                         1,772          .61                      1.41               40
12/31/00                                                         2,750          .59                       .72               42
12/31/99                                                         4,113          .05                       .03                1
11/30/99                                                         3,526          .61                      1.18               42
11/30/98                                                         2,593          .66                      1.36               34
Class 2
6/30/03                                                            850          .89      (5)             1.83     (5)       20
12/31/02                                                           636          .88                      1.05               30
12/31/01                                                           628          .86                      1.04               40
12/31/00                                                           581          .84                       .50               42
12/31/99                                                           391          .07                       .01                1
11/30/99                                                           311          .85                       .84               42
11/30/98                                                           126          .91                      1.03               34
NEW WORLD FUND (9)
Class 1
6/30/03                                                            $37          .93   %  (5)             2.43  %  (5)       12  %
12/31/02                                                            35          .91                      2.14               22
12/31/01                                                            37          .91                      2.54               31
12/31/00                                                            45          .92                      2.14               43
12/31/99                                                            45          .08                       .18                3
11/30/99                                                            37          .43                      1.02                1
Class 2
6/30/03                                                            151         1.18      (5)             2.21     (5)       12
12/31/02                                                           124         1.16                      1.89               22
12/31/01                                                           116         1.16                      2.25               31
12/31/00                                                           102         1.17                      1.83               43
12/31/99                                                            38          .10                       .16                3
11/30/99                                                            28          .57                       .95                1
BLUE CHIP INCOME AND GROWTH FUND (4)
Class 1
6/30/03                                                            $74          .52   %  (5)             1.83  %  (5)        5  %
12/31/02                                                            54          .52                      1.89                8
12/31/01                                                            49          .25                       .93               12
Class 2
6/30/03                                                            855          .77      (5)             1.59     (5)        5
12/31/02                                                           426          .77                      1.76                8
12/31/01                                                           111          .37                       .82               12
GROWTH-INCOME FUND
Class 1
6/30/03                                                         $3,955          .36   %  (5)             1.59  %  (5)       11  %
12/31/02                                                         3,741          .35                      1.43               26
12/31/01                                                         5,428          .35                      1.53               34
12/31/00                                                         6,022          .35                      2.16               47
12/31/99                                                         6,632          .03                       .18                3
11/30/99                                                         6,537          .35                      1.75               41
11/30/98                                                         6,704          .36                      1.74               43
Class 2
6/30/03                                                          5,067          .61      (5)             1.35     (5)       11
12/31/02                                                         3,632          .60                      1.22               26
12/31/01                                                         3,187          .60                      1.25               34
12/31/00                                                         1,972          .60                      1.92               47
12/31/99                                                         1,203          .05                       .16                3
11/30/99                                                         1,109          .60                      1.50               41
11/30/98                                                           564          .61                      1.02               43
ASSET ALLOCATION FUND
Class 1
6/30/03                                                           $840          .44   %  (5)             3.46  %  (5)       13  %
12/31/02                                                           797          .45                      3.31               25
12/31/01                                                         1,012          .45                      3.30               32
12/31/00                                                         1,136          .45                      3.77               32
12/31/99                                                         1,387          .04                       .31                1
11/30/99                                                         1,394          .44                      3.50               36
11/30/98                                                         1,497          .45                      3.63               28
Class 2
6/30/03                                                          1,540          .69      (5)             3.20     (5)       13
12/31/02                                                         1,056          .70                      3.11               25
12/31/01                                                           730          .70                      3.03               32
12/31/00                                                           453          .70                      3.53               32
12/31/99                                                           341          .06                       .29                1
11/30/99                                                           321          .69                      3.24               36
11/30/98                                                           173          .70                      3.39               28
BOND FUND
Class 1
6/30/03                                                           $240          .48   %  (5)             5.40  %  (5)       11  %
12/31/02                                                           218          .49                      6.60               29
12/31/01                                                           194          .49                      7.38               59
12/31/00                                                           151          .51                      8.03               55
12/31/99                                                           169          .05                       .65                5
11/30/99                                                           173          .53                      7.17               38
11/30/98                                                           186          .54                      6.89               62
Class 2
6/30/03                                                          1,037          .73      (5)             5.11     (5)       11
12/31/02                                                           697          .74                      6.34               29
12/31/01                                                           349          .74                      7.06               59
12/31/00                                                           144          .76                      7.87               55
12/31/99                                                            85          .07                       .63                5
11/30/99                                                            80          .78                      6.94               38
11/30/98                                                            45          .78                      6.62               62
HIGH-INCOME BOND FUND
Class 1
6/30/03                                                           $402          .52   %  (5)             8.52  %  (5)       25  %
12/31/02                                                           335          .52                      9.55               45
12/31/01                                                           403          .51                      9.60               42
12/31/00                                                           436          .52                      9.87               50
12/31/99                                                           586          .04                       .79                1
11/30/99                                                           589          .51                      9.13               31
11/30/98                                                           715          .51                      8.66               66
Class 2
6/30/03                                                            256          .77      (5)             8.25     (5)       25
12/31/02                                                           183          .77                      9.28               45
12/31/01                                                           156          .76                      9.37               42
12/31/00                                                           117          .77                      9.76               50
12/31/99                                                            99          .07                       .77                1
11/30/99                                                            95          .76                      8.86               31
11/30/98                                                            68          .76                      8.60               66
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
Class 1
6/30/03                                                           $489          .46   %  (5)             3.80  %  (5)       33  %
12/31/02                                                           517          .47                      4.45               53
12/31/01                                                           386          .47                      5.58               84
12/31/00                                                           362          .49                      6.16               54
12/31/99                                                           421          .05                       .52                2
11/30/99                                                           431          .52                      6.06               58
11/30/98                                                           537          .51                      6.11               89
Class 2
6/30/03                                                           $318          .71      (5)             3.54     (5)       33
12/31/02                                                           288          .72                      4.14               53
12/31/01                                                           137          .72                      5.27               84
12/31/00                                                            70          .74                      5.89               54
12/31/99                                                            48          .07                       .51                2
11/30/99                                                            47          .77                      5.83               58
11/30/98                                                            32          .75                      5.68               89
CASH MANAGEMENT FUND
Class 1
6/30/03                                                           $150          .47   %  (5)              .77  %  (5)        -
12/31/02                                                           203          .46                      1.25                -
12/31/01                                                           218          .46                      3.52                -
12/31/00                                                           211          .46                      5.80                -
12/31/99                                                           317          .04                       .45                -
11/30/99                                                           306          .46                      4.65                -
11/30/98                                                           250          .46                      5.07                -
Class 2
6/30/03                                                            116          .72      (5)              .52     (5)        -
12/31/02                                                           133          .71                      1.00                -
12/31/01                                                           127          .71                      2.99                -
12/31/00                                                            49          .71                      5.60                -
12/31/99                                                            48          .06                       .42                -
11/30/99                                                            48          .71                      4.40                -
11/30/98                                                            34          .70                      4.75                -

(1) The period ended 2003 represents the six-month period ended June 30
    (unaudited). The periods ended 2002 through 2000 represent the fiscal years ended December 31. The period ended December 31, 1999, represents the one month ended December 31. The periods ended 1999 and 1998 represent the fiscal years ended November 30.
(2) Years ended 1999 and 1998 are based on shares on the last day of the year;
    all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges.
(4) Commenced operations July 5, 2001.
(5) Annualized.
(6) Commenced operations April 30, 1998.
(7) Amount less than one cent.
(8) Amount less than .01 percent.
(9) Commenced operations June 17, 1999.



See Notes to Financial Statements




BOARD OF TRUSTEES

"NON-INTERESTED" TRUSTEES

                                             YEAR FIRST
                                              ELECTED A
                                             TRUSTEE OF
NAME AND AGE                               THE SERIES(1)      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS

Lee A. Ault III, 67                             1999          Chairman of the Board, In-Q-Tel, Inc. (information technology); former
                                                              Chairman of the Board, President and CEO, Telecredit, Inc.

H. Frederick Christie, 70                       1994          Private investor; former President and CEO, The Mission Group
                                                              (non-utility holding company, subsidiary of Southern California Edison
                                                              Company)

Joe E. Davis, 69                                1991          Private investor; former Chairman of the Board, Linear Corporation;
                                                              former President and CEO,  National Health Enterprises, Inc.

Martin Fenton, 68                               1995          Chairman of the Board and CEO, Senior Resource Group LLC (development and management of senior living communities)

Leonard R. Fuller, 57                           1999          President and CEO, Fuller Consulting (financial management consulting firm)

Mary Myers Kauppila, 49                         1994          Private investor; Chairman of the Board and CEO, Ladera Management
                                                              Company (venture capital and agriculture); former owner and President,
                                                              Energy Investment, Inc.

Kirk P. Pendleton, 63                           1996          Chairman of the Board and CEO, Cairnwood, Inc. (venture capital investment)

"NON-INTERESTED" TRUSTEES


                                       NUMBER OF BOARDS
                                        WITHIN THE FUND
                                   COMPLEX (2) ON WHICH
NAME AND AGE                             TRUSTEE SERVES     OTHER DIRECTORSHIPS(3) HELD BY TRUSTEE

Lee A. Ault III, 67                             1           Anworth Mortgage Asset Corporation; Equifax, Inc.; Office Depot, Inc.

H. Frederick Christie, 70                      19           Ducommun Incorporated; IHOP Corporation; Southwest Water Company; Valero
                                                            L.P.

Joe E. Davis, 69                                1           Anworth Mortgage Asset Corporation; Natural Alternatives Inc.; Wilshire
                                                            Technologies, Inc.

Martin Fenton, 68                              16           None

Leonard R. Fuller, 57                          14           None

Mary Myers Kauppila, 49                         5           None

Kirk P. Pendleton, 63                           6           None



"INTERESTED" TRUSTEES(4)

                                               YEAR FIRST
                                                ELECTED A     PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
NAME, AGE AND                            TRUSTEE OR OFFICER   AND POSITIONS HELD WITH AFFILIATE ENTITIES OR THE
POSITION WITH SERIES                     OF THE SERIES(1)     PRINCIPAL UNDERWRITER OF THE SERIES

James K. Dunton, 65                             1993          Senior Vice President and Director, Capital
Chairman of the Board                                         Research and Management Company

Donald D. O'Neal, 43                            1998          Senior Vice President, Capital Research and
President                                                     Management Company

Michael J. Downer, 48                           1991          Vice President and Secretary, Capital Research
Senior Vice President                                         and Management Company; Secretary, American Funds Distributors, Inc.;
                                                              (5) Director, Capital Bank and Trust Company(5)



"INTERESTED" TRUSTEES(4)


                                          NUMBER OF BOARDS
                                           WITHIN THE FUND
NAME, AGE AND                           COMPLEX(2)ON WHICH
POSITION WITH SERIES                        TRUSTEE SERVES     OTHER DIRECTORSHIPS(3) HELD BY TRUSTEE

James K. Dunton, 65                               2             None
Chairman of the Board

Donald D. O'Neal, 43                              2             None
President

Michael J. Downer, 48                             1             None
Senior Vice President


THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT SERIES TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180. THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE SERIES IS 333 SOUTH HOPE STREET, LOS ANGELES, CA 90071, ATTENTION: FUND SECRETARY.


OTHER OFFICERS

                                             YEAR FIRST
                                             ELECTED AN       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND
NAME, AGE AND                                OFFICER OF       POSITIONS HELD WITH AFFILIATED ENTITIES OR THE
POSITION WITH SERIES                      THE SERIES(1)       PRINCIPAL UNDERWRITER OF THE SERIES

Alan N. Berro, 42                               1998          Senior Vice President, Capital Research Company(5)
Senior Vice President

Abner D. Goldstine, 73                          1993          Senior Vice President and Director, Capital Research
Senior Vice President                                         and Management Company

Claudia P. Huntington, 51                       1994          Senior Vice President, Capital Research and
Vice President                                                Management Company

Robert W. Lovelace, 40                          1997          Senior Vice President, Capital Research and
Vice President                                                Management Company; Chairman of the Board and Principal Executive
                                                              Officer, Capital Research Company;(5) Director, American Funds
                                                              Distributors, Inc.;(5) Director, The Capital Group Companies, Inc.(5)

John H. Smet, 46                                1994          Senior Vice President, Capital Research and
Vice President                                                Management Company

Susan M. Tolson, 41                             1999          Senior Vice President, Capital Research
Vice President                                                Company(5)

Chad L. Norton, 43                              1994          Vice President-- Fund Business Management
Secretary                                                     Group, Capital Research and Management Company

Robert P. Simmer, 42                            1994          Vice President-- Fund Business Management
Treasurer                                                     Group, Capital Research and Management Company

Sheryl F. Johnson, 35                           1997          Vice President-- Fund Business Management
Assistant Treasurer                                           Group, Capital Research and Management Company

David A. Pritchett, 37                          1999          Vice President-- Fund Business Management
Assistant Treasurer                                           Group, Capital Research and Management Company



(1) Trustees and officers of the series serve until their resignation, removal or retirement.

(2) Capital Research and Management Company manages the American Funds, consisting of 29 funds; Anchor Pathway Fund, which serves as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain nonprofit organizations.

(3) This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.

(4) "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with series' investment adviser, Capital Research and Management Company, or affiliated entities (including the series' principal underwriter).

(5) Company affiliated with Capital Research and Management Company.


[logo - American Funds(R)]

The right choice for the long term(R)

OFFICES OF THE SERIES AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02105-1713

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2371

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-3405

This report is for the information of American Funds Insurance Series investors, but it may also be used as sales literature when preceded or accompanied by the current prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after September 30, 2003, this report must be accompanied by an American Legacy III statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES

American Funds

Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. AFIS-013-0803

Litho in USA RCG/AL/6311

Printed on recycled paper




ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.



ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.



ITEM 4 - Principal Accountant Fees and Services

Form N-CSR disclosure requirement not yet effective with respect to Registrant.



ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved


ITEM 9 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10 - Exhibits

(a) Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.


(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                         AMERICAN FUNDS INSURANCE SERIES



By /s/ James K. Dunton
-----------------------------------------------------
James K. Dunton, Chairman and PEO

Date: September 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By   /s/ James K. Dunton
     ------------------------------------------------
     James K. Dunton, Chairman and PEO

Date: September 8, 2003



 By  /ss Robert P. Simmer
     -------------------------------------------------
     Robert P. Simmer, Treasurer

Date: September 8, 2003